UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-05601

                      SEI INSTITUTIONAL INTERNATIONAL TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2009

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund
December 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-------------------------------------------       --------------   -------------
COMMON STOCK -- 93.4%

AUSTRALIA -- 3.8%
   AGL Energy(A)                                          63,500   $         677
   Amcor(A)                                               79,374             322
   Ansell(A)                                              22,700             199
   Aristocrat Leisure(A)                                  29,642              81
   Australia & New Zealand Banking
      Group(A)(B)                                        340,090           3,672
   AWB(A)                                                130,566             233
   Babcock & Brown(A)(B)                                  28,888               3
   Bank of Queensland(A)                                  10,300              72
   Beach Petroleum(A)                                     25,000              17
   BHP Billiton(A)                                       537,083          11,410
   Billabong International(A)                             11,244              62
   BlueScope Steel(A)                                     59,673             147
   Boart Longyear Group(A)                                62,988               9
   Boral(A)                                                4,900              16
   Brambles(A)                                           115,284             599
   Caltex Australia(A)                                    35,705             180
   CFS Retail Property
      Trust(A)(B)(C)                                     116,000             152
   Challenger Financial Services
      Group(A)(B)                                        294,431             406
   Coca-Cola Amatil(A)                                   105,170             676
   Cochlear(A)                                            17,582             681
   Commonwealth Bank of Australia(A)                      78,574           1,617
   Computershare(A)                                      114,764             627
   Crown(A)                                               51,856             217
   CSL(A)                                                331,984           7,829
   CSR(A)                                                 82,300             102
   Dexus Property Group(A)(C)                            248,500             142
   Downer EDI(A)                                         135,293             363
   Energy Resources of Australia(A)                       14,457             193
   Felix Resources(A)                                     15,387              96
   Flight Centre(A)                                       15,900              87
   Foster's Group(A)                                     243,346             936
   Goodman Fielder(A)(B)                               1,054,412             980
   Goodman Group(A)(C)                                   411,089             212
   GPT Group(A)(B)(C)                                     94,086              61
   Iluka Resources(A)                                     24,402              79
   Incitec Pivot(A)                                      580,216           1,017
   ING Industrial Fund(A)(B)(C)                          519,909              51
   Insurance Australia Group(A)                          133,800             365
   John Fairfax Holdings(A)(B)                            45,656              52
   Lion Nathan(A)(B)                                      69,600             400
   Macquarie Airports(A)(B)                              648,133           1,091
   Macquarie Group(A)(B)                                  21,773             442
   Macquarie Infrastructure
      Group(A)(B)                                      1,425,633           1,709
   Macquarie Office Trust(A)(C)                           78,858              13
   Mirvac Group(A)(B)(C)(D)                               43,593              39
   National Australia Bank(A)                            315,032           4,631
   Newcrest Mining(A)                                     63,159           1,503
   Nufarm(A)                                             115,798             854
   OneSteel(A)                                            30,227              52
   Orica(A)                                               43,600             428
   Origin Energy(A)                                      241,696           2,726
   Pacific Brands(A)(B)                                  434,679             131
   QBE Insurance Group(A)                                109,032           1,971
   Ramsay Health Care(A)                                   6,867              50


                                                                    Market Value
Description                                           Shares       ($ Thousands)
-------------------------------------------       --------------   -------------
   Rio Tinto(A)(B)                                        20,141   $         540
   Santos(A)                                              48,700             510
   Suncorp-Metway(A)                                      87,805             517
   TABCORP Holdings(A)                                   108,883             533
   Telstra(A)                                          1,311,909           3,512
   Wesfarmers(A)(B)                                      127,850           1,614
   Westfield Group(A)(B)(C)                              145,490           1,321
   Westpac Banking(A)                                    239,311           2,870
   Woodside Petroleum(A)                                  10,127             262
   Woolworths(A)                                         148,499           2,769
                                                                   -------------
                                                                          65,128
                                                                   -------------
AUSTRIA -- 0.3%
   Erste Group Bank(A)(B)                                 27,901             650
   IMMOFINANZ(A)(B)                                       37,315              26
   OMV(A)                                                 71,902           1,911
   Raiffeisen International Bank
      Holding(A)(B)                                        5,749             160
   Voestalpine(A)(B)                                      73,460           1,587
                                                                   -------------
                                                                           4,334
                                                                   -------------
BELGIUM -- 0.9%
   Banque Nationale de Belgique(A)                             3              10
   Colruyt(A)                                              4,190             900
   Delhaize Group(A)                                      63,556           3,929
   Dexia(A)(B)                                           133,423             605
   Elia System Operator(A)                                   506              17
   Euronav(A)                                              9,144             126
   Fortis(A)(B)                                          213,225             281
   Groupe Bruxelles Lambert(A)                            24,648           1,975
   InBev(A)                                               64,078           1,488
   KBC Groep(A)                                           24,592             739
   Solvay(A)(B)                                           67,300           4,997
   Telenet Group Holding*(A)                               1,842              32
   UCB(A)                                                 36,354           1,186
                                                                   -------------
                                                                          16,285
                                                                   -------------
BERMUDA -- 0.1%
   Hiscox (GBP)(A)                                       124,000             617
   Huabao International Holdings
      (HKD)(A)                                            15,000              10
   Seadrill (NOK)(A)                                      80,259             654
                                                                   -------------
                                                                           1,281
                                                                   -------------
BRAZIL -- 0.1%
   Unibanco - Uniao de Bancos
      Brasileiros ADR                                     18,180           1,175
                                                                   -------------
CANADA -- 1.8%
   Barrick Gold                                           78,200           2,832
   Brookfield Asset Management, Cl A                      77,860           1,170
   Canadian National Railway                              81,660           2,962
   EnCana                                                153,320           7,117
   Fairfax Financial Holdings                              3,300           1,043
   Goldcorp                                              207,080           6,529
   Inmet Mining                                           13,400             213
   Methanex                                               45,800             508
   Nexen                                                       0              --
   Petro-Canada                                          187,410           4,056
   Royal Bank of Canada                                   29,700             869

--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-------------------------------------------       --------------   -------------
   Sun Life Financial                                     93,460   $       2,153
   TELUS, Cl A                                               645              18
   Toronto-Dominion Bank                                  31,940           1,124
                                                                   -------------
                                                                          30,594
                                                                   -------------
CHINA -- 0.8%
   Bank of Communications(A)(B)                        4,256,000           3,093
   China Life Insurance(A)                             1,372,900           4,218
   China Petroleum & Chemical(A)                       3,519,710           2,164
   China Railway Group*(A)                             1,722,000           1,204
   Industrial & Commercial Bank of
      China(A)(B)                                      5,500,000           2,920
                                                                   -------------
                                                                          13,599
                                                                   -------------
CZECH REPUBLIC -- 0.1%
   CEZ(A)                                                 57,270           2,436
                                                                   -------------
DENMARK -- 0.7%
   A P Moller - Maersk, Cl A(A)                              590           3,229
   Carlsberg, Cl B(A)                                      1,146              37
   D/S Norden(A)                                           1,669              59
   Danisco(A)                                             18,685             763
   Danske Bank(A)                                        104,732           1,055
   East Asiatic(A)                                         8,638             294
   Novo Nordisk, Cl B(A)                                  54,155           2,794
   Vestas Wind Systems*(A)                                55,975           3,294
                                                                   -------------
                                                                          11,525
                                                                   -------------
FINLAND -- 1.2%
   Fortum(A)                                              60,697           1,319
   Konecranes(A)                                          28,285             492
   Metso(A)                                               55,031             675
   Nokia(A)                                              539,389           8,464
   Pohjola Bank, Cl A(A)                                  18,456             257
   Sampo, Cl A(A)                                        274,019           5,187
   Stora Enso, Cl R(A)                                   165,200           1,309
   UPM-Kymmene(A)                                        182,095           2,334
   Wartsila, Cl B(A)                                      34,131           1,031
   YIT(A)                                                  3,383              22
                                                                   -------------
                                                                          21,090
                                                                   -------------
FRANCE -- 9.2%
   Air France-KLM(A)                                      46,598             601
   Alcatel-Lucent(A)                                     158,742             344
   Alstom(A)                                              16,453             980
   Arkema(A)                                              33,500             577
   Atos Origin(A)                                            600              15
   AXA(A)                                                 76,037           1,707
   BNP Paribas(A)                                        166,608           7,192
   Bouygues(A)                                            28,123           1,193
   Bureau Veritas(A)                                      17,224             692
   Capital Gemini(A)                                      41,884           1,620
   Carrefour(A)                                            9,162             354
   Casino Guichard Perrachon(A)                           11,712             893
   Christian Dior(A)                                      20,100           1,136
   Cie de Saint-Gobain(A)                                 29,251           1,382
   CNP Assurances(A)                                      18,431           1,339
   Compagnie Generale de Geophysique*(A)                  13,322             199

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-------------------------------------------       --------------   -------------
   Compagnie Generale des
      Etablissements Michelin, Cl B(A)                    55,000   $       2,906
   Credit Agricole(A)                                    281,988           3,167
   Eramet(A)                                               3,240             632
   Eurazeo(A)                                              1,891              89
   Eutelsat Communications(A)                             27,677             654
   France Telecom(A)                                     820,256          22,863
   GDF Suez(A)                                           211,330          10,490
   Gemalto*(A)                                            55,569           1,398
   Lafarge(A)                                             18,160           1,111
   Lagardere SCA(A)                                       64,905           2,637
   Neopost(A)                                              7,973             723
   Pernod-Ricard(A)                                       38,032           2,825
   Peugeot(A)                                             40,464             692
   PPR(A)                                                 17,211           1,127
   Publicis Groupe(A)                                      5,913             153
   Rallye(A)                                               7,384             167
   Renault(A)                                            209,594           5,470
   Sanofi-Aventis(A)                                     379,283          24,260
   Schneider Electric(A)                                  17,043           1,269
   SCOR(A)                                                28,610             661
   Societe Generale(A)                                   159,992           8,117
   Suez(A)                                                    20               1
   Suez Environnement*(A)                                216,208           3,651
   Thales(A)                                               3,693             155
   Total(A)                                              533,355          29,323
   UBISOFT Entertainment*(A)                              26,480             520
   Unibail(A)(C)                                           5,207             778
   Vallourec(A)                                           16,344           1,858
   Veolia Environnement(A)                                21,049             664
   Vilmorin & Cie(A)                                         205              21
   Vivendi(A)                                            258,332           8,420
   Wendel(A)                                              21,949           1,098
                                                                   -------------
                                                                         158,124
                                                                   -------------
GERMANY -- 8.5%
   Allianz(A)                                            122,153          12,997
   Arcandor*(A)                                           17,062              75
   BASF(A)                                               171,531           6,665
   Bayer(A)                                              245,681          14,315
   Bilfinger Berger(A)                                    10,067             539
   Celesio(A)                                             42,210           1,142
   Commerzbank(A)                                        129,481           1,230
   DaimlerChrysler(A)                                     52,068           1,984
   Deutsche Bank(A)                                      203,581           8,051
   Deutsche Boerse(A)                                      1,222              88
   Deutsche Lufthansa(A)                                 386,981           6,363
   Deutsche Post(A)                                      335,454           5,674
   Deutsche Postbank(A)                                    6,675             144
   Deutsche Telekom(A)                                   707,445          10,696
   E.ON(A)                                               573,447          22,518
   Fresenius Medical Care(A)                             140,684           6,467
   GEA Group(A)                                           45,380             788
   Hannover Rueckversicherung(A)                          21,833             694
   HeidelbergCement(A)                                     6,807             298
   Henkel KGaA(A)                                         31,965             833
   Hochtief(A)                                            19,079             984
   Hypo Real Estate Holding(A)(B)                         25,400             112
   K+S(A)                                                  4,530             259
   KSB(A)                                                    239             120
   Lanxess(A)                                             23,407             449

--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund
December 31, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-------------------------------------------       --------------   -------------
   Linde(A)                                               14,581   $       1,224
   MAN(A)                                                 22,306           1,251
   Merck KGaA(A)                                           3,785             339
   Muenchener
      Rueckversicherungs(A)                               65,923          10,234
   MVV Energie(A)                                          1,364              62
   RWE(A)                                                120,794          10,729
   Salzgitter(A)                                          13,929           1,083
   SAP(A)                                                154,408           5,603
   SGL Carbon*(A)                                         25,000             839
   Siemens(A)                                             74,189           5,585
   Suedzucker(A)(B)                                       77,688           1,177
   ThyssenKrupp(A)                                        42,356           1,179
   Tognum(A)                                              36,931             491
   TUI(A)                                                121,790           1,447
   United Internet(A)                                     28,744             260
   Volkswagen(A)                                             772             269
                                                                   -------------
                                                                         145,257
                                                                   -------------
GREECE -- 0.2%
   Alpha Bank AE(A)                                       71,700             671
   Marfin Investment Group(A)                             98,813             399
   OPAP(A)                                                61,735           1,777
   Piraeus Bank(A)                                        27,195             243
   Public Power(A)                                        59,881             962
                                                                   -------------
                                                                           4,052
                                                                   -------------
HONG KONG -- 2.0%
   Allied Properties HK(A)                               308,000              30
   BOC Hong Kong Holdings(A)                           1,240,900           1,420
   Cheung Kong Holdings(A)                               228,000           2,175
   China Agri-Industries
      Holdings*(A)                                        75,000              38
   China Mobile(A)                                       799,400           8,111
   China Overseas Land & Investment(A)(B)              2,468,000           3,465
   Chinese Estates Holdings(A)                           146,000             167
   CLP Holdings(A)                                       207,000           1,407
   Dairy Farm International
      Holdings(A)                                          3,600              15
   Emperor International Holdings(A)                     175,680              15
   Esprit Holdings(A)                                    292,400           1,666
   First Pacific(A)                                      104,000              36
   Great Eagle Holdings(A)                                88,460              99
   Guoco Group(A)                                         62,000             363
   Hang Seng Bank(A)                                     151,350           1,998
   Henderson Land
      Development(A)(B)                                   29,250             109
   Hong Kong & China Gas(A)                               12,000              18
   HongKong Electric Holdings(A)                         334,200           1,882
   Hongkong Land Holdings(A)                             816,000           2,035
   Hopewell Highway
      Infrastructure(A)                                  332,710             186
   Hopewell Holdings(A)                                   43,000             143
   Hutchison Telecommunications
      International(A)                                   328,000              89
   Hutchison Whampoa(A)                                  399,300           2,016
   Hysan Development(A)                                   67,000             109
   Jardine Matheson Holdings(A)                           29,600             549
   Jardine Strategic Holdings(A)                          49,000             512
   Johnson Electric Holdings(A)(B)                       529,580              90
   Kingboard Chemical Holdings(A)                         72,000             131

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-------------------------------------------       --------------   -------------
   Kowloon Development(A)(B)                             210,080   $          80
   Miramar Hotel & Investment(A)                           6,000               4
   MTR(A)                                                320,000             745
   New World Development(A)                                  271              --
   Noble Group(A)                                      1,046,000             749
   NWS Holdings(A)                                       138,040             207
   Orient Overseas International(A)                       44,000              99
   Pacific Basin Shipping(A)                             222,000             102
   Pacific Century Premium
      Developments(A)                                    540,000             123
   Road King Infrastructure(A)                             8,000               3
   SEA Holdings                                           38,000              11
   Shui On Construction and
      Materials(A)                                         8,000               6
   Sinolink Worldwide Holdings(A)                      1,140,000              93
   SRE Group(A)                                          567,167              38
   Sun Hung Kai(A)                                        92,000              47
   Sun Hung Kai Properties(A)                             24,000             202
   Texwinca Holdings(A)                                   16,000               7
   Transport International
      Holdings(A)                                          8,800              22
   Truly International Holdings(A)                        16,000               9
   VTech Holdings(A)                                       8,000              34
   Wharf Holdings(A)                                     361,186           1,000
   Wheelock(A)                                           304,850             672
   Wing Hang Bank(A)                                       6,500              38
   Wing On International(A)                               22,000              23
   Yue Yuen Industrial Holdings(A)                       202,690             402
                                                                   -------------
                                                                          33,590
                                                                   -------------
IRELAND -- 0.0%
   Experian(A)                                            69,034             435
   Kerry Group, Cl A(A)                                   21,874             399
                                                                   -------------
                                                                             834
                                                                   -------------
ISRAEL -- 0.4%
   Teva Pharmaceutical Industries
      ADR                                                163,690           6,968
                                                                   -------------
ITALY -- 3.5%
   ACEA(A)                                                60,990             831
   Banco Popolare Scarl(A)(B)                            256,769           1,821
   Enel(A)                                               920,837           5,932
   ENI(A)                                                705,333          16,973
   Fiat(A)                                               175,921           1,178
   Finmeccanica(A)                                       199,547           3,091
   Fondiaria-Sai(A)                                       18,279             334
   IFIL - Investments(A)                                 278,932             722
   Intesa Sanpaolo(A)                                  1,995,414           7,151
   Iride(A)                                               20,005              27
   Italcementi(A)                                         14,765             103
   Mediobanca(A)                                          77,150             793
   Milano Assicurazioni SPA(A)                            49,530             155
   Prysmian(A)                                             6,455             102
   Telecom Italia(A)                                   9,782,766          14,877
   Terna Rete Elettrica Nazionale(A)                     269,090             888
   UniCredito Italiano(A)                              1,459,312           3,710
   Unipol Gruppo Finanziario(A)                          581,239             911
                                                                   -------------
                                                                          59,599
                                                                   -------------

--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-------------------------------------------       --------------   -------------
JAPAN -- 22.2%
   77 Bank(A)                                            105,000   $         572
   Accordia Golf(A)                                          109              56
   ADEKA(A)                                               10,600              78
   Aderans(A)                                              2,300              24
   Aeon(A)                                                94,800             955
   Aeon Credit Service(A)                                 67,100             707
   Aeon Delight(A)                                         4,200             122
   Aichi Bank(A)                                           1,200              91
   Aida Engineering(A)(B)                                  6,000              22
   Aioi Insurance(A)                                      36,000             188
   Aisan Industry(A)                                       7,500              37
   Aisin Seiki(A)                                         28,100             402
   Ajinomoto(A)                                           90,000             982
   Akita Bank(A)                                          20,000              86
   All Nippon Airways(A)                                 165,000             650
   Aloka(A)                                                3,700              33
   Amada(A)                                               70,000             340
   Amano(A)                                                  100               1
   AOC Holdings(A)                                        10,600              59
   AOKI Holdings(A)                                        3,800              39
   Aoyama Trading(A)                                       6,800             108
   Aozora Bank(A)                                         38,000              36
   Asahi Breweries(A)                                     77,300           1,337
   Asahi Glass(A)                                        143,000             815
   Asahi Kasei(A)                                        196,000             865
   Astellas Pharma(A)                                    143,700           5,882
   Bank of Kyoto(A)(B)                                   207,000           2,320
   Bank of Nagoya(A)                                      27,000             150
   Bank of Saga(A)                                         2,000               7
   Bank of the Ryukyus(A)                                  1,200              12
   Belluna(A)(B)                                           5,200              14
   Benesse(A)                                             27,200           1,190
   BML(A)                                                  1,100              24
   Bridgestone(A)                                         86,800           1,302
   Calsonic Kansei(A)                                     38,000              54
   Canon(A)                                               70,000           2,218
   Canon Electronics(A)                                    2,200              31
   Canon Finetech(A)                                      10,000             108
   Canon Marketing Japan(A)                                3,000              48
   Cawachi(A)                                             15,200             345
   Central Japan Railway(A)                                  330           2,862
   Century Leasing System(A)                               2,400              21
   Chiba Bank(A)                                         149,000             932
   Chiba Kogyo Bank*(A)                                    6,400              92
   Chubu Electric Power(A)                               100,200           3,052
   Chudenko(A)(B)                                          8,000             136
   Circle K Sunkus(A)(B)                                  26,200             474
   CKD(A)                                                  5,300              20
   Coca-Cola Central Japan                                     6              43
   Coca-Cola West(A)                                       6,700             145
   Corona(A)                                               1,900              19
   Cosmo Oil(A)                                           14,000              44
   Credit Saison(A)                                       56,400             783
   CyberAgent(A)(B)                                          630             390
   Dai Nippon Printing(A)                                 22,000             243
   Daicel Chemical Industries(A)                           7,000              33
   Daihatsu Motor(A)                                      95,000             840
   Daiichi Sankyo(A)                                      96,500           2,282
   Daiichikosho(A)                                         7,000              72
   Dainippon Ink and Chemicals(A)                        176,000             371


                                                                    Market Value
Description                                           Shares       ($ Thousands)
-------------------------------------------       --------------   -------------
   Dainippon Sumitomo Pharma(A)                           60,000   $         562
   Daishi Bank(A)                                         34,000             151
   Daiwa Securities Group(A)                              12,000              72
   DCM Japan Holdings(A)(B)                               31,100             221
   Dena(A)(B)                                                 30              97
   Denki Kagaku Kogyo(A)                                   8,000              20
   Denso(A)                                               50,100             849
   Dydo Drinco(A)                                            100               3
   Earth Chemical(A)                                       1,400              41
   East Japan Railway(A)                                   1,212           9,212
   EDION(A)                                                5,500              27
   Ehime Bank(A)                                          21,000              73
   Eighteenth Bank(A)                                     23,000              86
   Eisai(A)                                               17,100             714
   Electric Power Development(A)                          54,700           2,150
   FamilyMart(A)                                         100,500           4,365
   Fancl*(A)(E)                                            1,200              16
   Fast Retailing(A)                                      30,700           4,505
   Fuji Electric Holdings(A)                             126,000             190
   Fuji Fire & Marine Insurance(A)                        22,000              33
   Fuji Heavy Industries(A)                              134,000             368
   Fuji Machine Manufacturing(A)                           3,300              28
   Fuji Media Holdings(A)                                     86             123
   FUJIFILM Holdings(A)                                   84,100           1,877
   Fujitsu(A)                                          1,287,000           6,257
   Fujitsu Business Systems(A)                               100               2
   Fukuda Denshi(A)                                          300               8
   Fukuoka Financial Group(A)                            153,000             669
   Furukawa Electric(A)                                  308,000           1,503
   Furuno Electric(A)                                      4,400              27
   Futaba(A)                                               2,200              28
   Fuyo General Lease(A)                                     900              18
   Gunma Bank(A)                                           7,000              45
   Hachijuni Bank(A)                                      40,000             230
   Hankyu Hanshin Holdings(A)                              7,000              40
   Heiwado(A)                                              7,200             116
   Higashi-Nippon Bank(A)                                 24,000              84
   Higo Bank(A)                                           23,000             145
   HI-LEX CORP(A)                                          4,600              39
   Hino Motors(A)                                         69,000             142
   Hisamitsu Pharmaceutical(A)                            30,300           1,239
   Hitachi(A)                                          1,186,000           4,603
   Hitachi Capital(A)                                     14,700             184
   Hitachi Chemical(A)                                    34,600             359
   Hitachi Information Systems(A)                            100               2
   Hitachi Koki(A)                                        18,700             157
   Hitachi Maxell(A)                                      12,900             120
   Hitachi Metals(A)                                     116,000             540
   Hitachi Software Engineering(A)                        17,400             270
   Hitachi Systems & Services(A)                           3,400              36
   Hitachi Transport System(A)                             2,100              32
   Hokkaido Electric Power(A)                             21,800             551
   Hokuetsu Bank(A)                                       35,000              79
   Hokuriku Electric Power(A)                             14,800             419
   Honda Motor(A)                                        371,000           7,902
   Hosiden(A)(B)                                          15,300             242
   House Foods(A)                                            300               5
   Hyakugo Bank(A)                                        35,000             212
   Hyakujushi Bank(A)                                     22,000             125
   Inpex Holdings(A)                                         297           2,368
   Isetan Mitsukoshi Holdings(A)(B)                       12,200             105
   Isuzu Motors(A)                                       873,000           1,128

--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund
December 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-------------------------------------------       --------------   -------------
   IT Holdings(A)                                          6,500   $         102
   Itochu(A)                                             494,000           2,492
   Itochu Enex(A)                                          9,500              67
   Itoham Foods(A)                                         1,000               4
   IWATANI CORP(A)(B)                                     33,000              83
   Izumiya(A)                                             10,000              65
   J Front Retailing(A)                                   50,000             207
   Japan Airlines(A)                                     264,000             623
   Japan Aviation Electronics Industry(A)                 16,000              67
   Japan Petroleum Exploration(A)                          4,900             215
   Japan Steel Works(A)                                  425,450           5,957
   Japan Tobacco(A)                                        1,171           3,879
   JFE Holdings(A)                                       167,800           4,459
   JFE Shoji Holdings(A)                                  19,000              59
   JGC(A)                                                 15,000             225
   JTEKT(A)                                                7,200              56
   Juroku Bank(A)                                         49,000             234
   Kagawa Bank(A)                                          5,000              27
   Kamigumi(A)                                            32,000             284
   Kaneka(A)                                              58,000             371
   Kansai Electric Power(A)                               54,800           1,587
   Kanto Natural Gas Development(A)                        8,000              51
   Kao(A)                                                219,000           6,652
   Kasumi(A)                                               9,000              50
   Kato Sangyo(A)                                            200               3
   Kawasaki Kisen Kaisha(A)                              239,000           1,121
   KDDI(A)                                                   776           5,541
   Keisei Electric Railway(A)                             60,000             375
   Keiyo Bank(A)                                          15,000              77
   Kikkoman(A)                                            36,000             428
   Kirin Brewery(A)                                      162,000           2,154
   Kobe Steel(A)                                           4,000               7
   Kohnan Shoji(A)                                         3,800              51
   Koito Manufacturing(A)                                  1,000               6
   Komatsu(A)                                            118,700           1,514
   Komori(A)                                               8,200              90
   Konami(A)                                              46,500           1,206
   Konica Minolta Holdings(A)                             23,500             183
   Kose(A)                                                 7,600             191
   Kuraray(A)                                             70,500             552
   Kurita Water Industries(A)                             41,000           1,108
   Kuroda Electric(A)                                      4,100              39
   Kyoei Steel(A)                                          5,700             115
   Kyorin(A)                                               8,000             114
   Kyowa Hakko Kogyo(A)                                   64,000             672
   Kyushu Electric Power(A)                               51,400           1,365
   Lawson(A)                                              55,900           3,224
   Leopalace21(A)                                         57,900             587
   Lintec(A)                                              14,900             208
   Lion(A)(B)                                             27,000             146
   Mabuchi Motor(A)                                        1,500              62
   Maeda(A)                                               20,000              81
   Makita(A)                                              22,300             499
   Mandom(A)                                               3,200              91
   Marubeni(A)                                           636,000           2,435
   Marudai Food(A)                                        19,000              54
   Marui(A)                                               17,800             104
   Maruichi Steel Tube(A)                                  4,700             131
   Maruzen Showa Unyu(A)                                   2,000               7
   Matsushita Electric Industrial(A)                     163,000           2,004

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-------------------------------------------       --------------   -------------
   Maxvalu Nishinihon(A)                                     200   $           3
   Mazda Motor(A)                                        468,000             794
   Mediceo Paltac Holdings(A)                                100               1
   Meiji Dairies(A)                                       30,000             162
   Meiji Seika Kaisha(A)(B)                               54,000             260
   Michinoku Bank(A)                                       2,000               5
   Micronics Japan(A)                                        200               2
   Mie Bank(A)                                            18,000              74
   Mikuni Coca-Cola Bottling(A)                            3,400              33
   Millea Holdings(A)                                    181,500           5,378
   Minato Bank(A)(B)                                      32,000              50
   Ministop(A)                                               600              13
   Mitsubishi(A)                                         496,000           7,025
   Mitsubishi Chemical Holdings(A)                       798,500           3,538
   Mitsubishi Electric(A)                                361,000           2,262
   Mitsubishi Estate(A)                                   99,000           1,635
   Mitsubishi Gas Chemical(A)                            252,000           1,034
   Mitsubishi Materials(A)                                33,000              84
   Mitsubishi UFJ Financial Group(A)                   1,912,800          12,022
   Mitsui(A)                                             498,000           5,120
   Mitsui Chemicals(A)(B)                                132,000             491
   Mitsui Fudosan(A)                                      94,000           1,567
   Mitsui Home(A)                                          9,000              45
   Mitsui OSK Lines(A)                                   414,000           2,559
   Mitsui Sumitomo Insurance Group
      Holdings(A)                                        107,000           3,403
   Mitsui Trust Holdings(A)                              473,000           2,326
   Mitsumi Electric(A)                                    34,900             611
   Mizuho Financial Group(B)                                 150             426
   Mochida Pharmaceutical(A)                               9,000             109
   Morinaga Milk Industry(A)                              44,000             171
   Murata Manufacturing(A)                                26,700           1,047
   N E Chemcat(A)                                          2,000              25
   Nafco(A)                                                3,700              46
   Nagase(A)                                              19,000             185
   Nagoya Railroad(A)                                      2,000               6
   Nakanishi(A)                                              800              51
   Namco Bandai Holdings(A)                              155,700           1,707
   NEC(A)                                                274,000             927
   NEC Fielding(A)                                         7,400             100
   NHK Spring(A)                                          70,000             259
   Nichicon(A)                                             3,400              22
   Nikon(A)                                               97,000           1,164
   Nintendo(A)                                            42,175          16,117
   Nippo(A)                                               12,000             102
   Nippon Beet Sugar Manufacturing(A)                     20,000              54
   Nippon Chemi-Con(A)                                    17,000              36
   Nippon Denko(A)                                        15,000              78
   Nippon Electric Glass(A)                              133,000             702
   Nippon Express(A)                                      59,000             249
   Nippon Konpo Unyu Soko(A)                               5,000              55
   Nippon Meat Packers(A)                                 49,000             746
   Nippon Mining Holdings(A)                             673,500           2,922
   Nippon Oil(A)                                          57,000             289
   Nippon Seiki(A)                                         6,000              35
   Nippon Sheet Glass(A)                                 375,000           1,242
   Nippon Shinyaku(A)                                     11,000             131
   Nippon Shokubai(A)                                      5,000              39
   Nippon Steel(A)                                       246,000             808
   Nippon Steel Trading(A)                                 7,000              11

--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-------------------------------------------       --------------   -------------
   Nippon Telegraph & Telephone                            3,975   $      20,522
   Nippon Thompson(A)                                      8,000              34
   Nippon Yusen(A)                                       416,000           2,565
   Nipponkoa Insurance(A)                                 49,000             381
   Nishimatsu Construction(A)                             29,000              43
   Nishi-Nippon City Bank(A)                             149,000             433
   Nissan Motor(A)                                     1,377,900           4,957
   Nissan Shatai(A)                                       21,000             128
   Nisshin Oillio Group(A)                                22,000             128
   Nisshin Steel(A)                                       58,000             120
   Nitori(A)                                               5,350             416
   Nitto Denko(A)                                          4,200              80
   Nitto Kogyo(A)                                          4,100              37
   NOK(A)                                                  4,400              31
   Nomura Holdings(A)                                      5,600              47
   Nomura Real Estate Holdings(A)(B)                      31,800             634
   Noritake(A)(B)                                         15,000              55
   NSK(A)                                                 49,000             185
   NTT Data(A)                                                49             197
   NTT DoCoMo(A)                                           2,410           4,744
   OJI Paper(A)                                           67,000             394
   Okinawa Cellular Telephone(A)                              10              22
   OKUMA(A)(B)                                            12,000              45
   Omron(A)                                               39,900             536
   Ono Pharmaceutical(A)                                   7,000             364
   Onward Holdings(A)                                     46,000             367
   Oriental Land(A)(B)                                     1,400             115
   ORIX(A)                                                 5,730             327
   Osaka Gas(A)                                          281,000           1,299
   PanaHome(A)                                             1,000               6
   Point(A)                                                1,750              96
   Promise(A)(B)                                          47,350           1,201
   QP(A)                                                  23,800             326
   Rakuten*(A)(B)                                         11,215           7,141
   Resona Holdings(B)                                        902           1,334
   Ricoh(A)                                              144,000           1,846
   Risa Partners(A)(B)                                        27              13
   Riso Kagaku(A)                                          1,400              14
   Roland(A)                                               2,200              30
   Round One                                                   2               1
   Royal Holdings(A)                                       1,500              16
   Ryobi(A)                                                7,000              14
   Ryohin Keikaku(A)                                       1,100              52
   S&B Foods(A)                                              500               4
   Sakai Chemical Industry(A)                              6,000              16
   San-A, Cl A(A)                                          1,300              53
   San-In Godo Bank(A)                                    22,000             178
   Sankyo(A)                                              13,600             686
   Sankyu(A)                                              46,000             170
   Sanwa Shutter(A)                                       70,000             269
   Sanyo Chemical Industries(A)                            1,000               6
   Sapporo Hokuyo Holdings                                    93             358
   Sazaby League(A)                                        1,700              21
   Seikagaku(A)                                              500               5
   Seiko Epson(A)(B)                                      40,500             644
   Seino Transportation(A)                                28,000             156
   Sekisui Chemical(A)                                     1,000               6
   Sekisui House(A)                                       45,000             397
   Senshukai(A)                                            6,400              50
   Seven & I Holdings(A)                                 227,800           7,830
   Seven Bank(A)                                             202             772

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-------------------------------------------       --------------   -------------
   SFCG(A)(B)                                              2,740   $         121
   Sharp(A)(B)                                           613,000           4,419
   Shima Seiki Manufacturing(A)                              500              10
   Shimamura(A)                                            2,400             185
   Shimano(A)                                             24,800             976
   Shin-Etsu Chemical(A)                                  12,900             595
   Shinsei Bank(A)                                       273,000             432
   Shionogi(A)                                            39,000           1,007
   Shiseido(A)                                            63,000           1,296
   Showa(A)                                                4,700              17
   Showa Shell Sekiyu(A)                                  62,400             618
   Sintokogio(A)                                           6,800              47
   SKY Perfect JSAT Holdings(A)                            1,293             632
   Softbank(A)                                           103,600           1,882
   Sojitz(A)                                               1,100               2
   Sompo Japan Insurance(A)                              114,000             844
   Sony(A)                                               163,800           3,583
   Sony Financial Holdings(A)                                193             737
   Square Enix Holdings(A)                                23,500             758
   SRI Sports(A)                                              15              14
   Stanley Electric(A)                                     7,300              77
   Sumikin Bussan(A)                                       5,000              12
   Sumisho Computer Systems(A)                             3,400              56
   Sumitomo(A)                                           246,500           2,186
   Sumitomo Chemical(A)                                  226,000             775
   Sumitomo Metal Mining(A)                              297,000           3,177
   Sumitomo Mitsui Financial Group(B)                      1,634           6,778
   Sumitomo Rubber Industries(A)                           1,000               9
   Sumitomo Trust & Banking(A)                           220,000           1,300
   Suruga Bank(A)                                         86,000             854
   Suzuken(A)                                             32,300             963
   Suzuki Motor(A)                                        61,400             858
   T&D Holdings(A)                                        57,000           2,413
   Taisho Pharmaceutical(A)                               29,000             618
   Takashimaya(A)(B)                                      57,000             433
   Takata(A)                                              15,800             112
   Takeda Pharmaceutical(A)                               96,200           5,014
   Takefuji(A)(B)                                         79,660             654
   Takeuchi Manufacturing(A)                               1,400              13
   Tanabe Seiyaku(A)                                     211,000           3,185
   TDK(A)                                                 22,500             831
   Teijin(A)                                             174,000             494
   Temp Holdings                                           1,294              10
   Terumo(A)                                               3,000             141
   T-GAIA CORP(A)                                              1               1
   Toagosei(A)                                            61,000             185
   Tochigi Bank(A)                                        33,000             202
   Toenec(A)(B)                                            4,000              24
   Toho Bank(A)                                           16,000              71
   Toho Gas(A)                                            74,000             488
   Tohoku Electric Power(A)                              111,200           3,008
   Tokai Tokyo Securities(A)                               1,000               3
   Tokuyama(A)                                            37,000             314
   Tokyo Dome(A)                                          39,000             147
   Tokyo Electric Power(A)                               319,700          10,672
   Tokyo Gas(A)                                          101,000             512
   Tokyo Leasing(A)                                          400               3
   Tokyo Style(A)                                          5,000              36
   Tokyo Tatemono(A)                                      12,000              55
   Toppan Printing(A)                                    163,000           1,259
   Topre(A)                                                4,400              32

--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund
December 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-------------------------------------------       --------------   -------------
   Topy Industries(A)                                     18,000   $          32
   Toray Industries(A)(B)                                 12,000              61
   Toshiba(A)                                          1,000,000           4,115
   Toshiba TEC(A)                                         42,000             127
   Tosoh(A)                                              117,000             289
   Toyo Seikan Kaisha(A)                                  18,000             312
   Toyo Suisan Kaisha(A)                                  50,000           1,441
   Toyoda Gosei(A)                                        11,000             130
   Toyota Industries(A)                                   42,600             918
   Toyota Motor(A)                                       408,700          13,511
   TS Tech(A)                                              4,000              24
   Tsuruha Holdings(A)                                     1,500              58
   TV Asahi(A)                                               111             149
   Ube Industries(A)                                      65,000             183
   Unipres(A)                                              3,500              22
   UNY(A)                                                 57,000             631
   Valor(A)(B)                                             6,800              75
   West Japan Railway(A)                                     226           1,030
   Yachiyo Bank                                               23              72
   Yamaguchi Financial Group(A)                            5,000              56
   Yamaha(A)                                              21,100             196
   Yamaha Motor(A)                                        60,700             639
   Yamanashi Chuo Bank(A)                                 23,000             135
   Yamato Kogyo(A)                                        25,600             693
   Yamazaki Baking(A)(B)                                  20,000             308
   Yaskawa Electric(A)                                    41,000             166
   Yodogawa Steel Works(A)                                11,000              46
   Yurtec(A)                                              12,000              74
   Yusen Air & Sea Service(A)                              3,900              49
   Zeon(A)                                                 4,000              14
                                                                   -------------
                                                                         380,320
                                                                   -------------
JERSEY -- 0.0%
   Atrium European Real Estate*(A)                        70,042             257
                                                                   -------------
LUXEMBOURG -- 0.4%
   ArcelorMittal(A)                                      235,156           5,700
   Millicom International Cellular(A)                      3,783             179
   Oriflame Cosmetics(A)                                   3,652             107
   SES(A)                                                 18,591             360
   Tenaris(A)                                             38,052             395
                                                                   -------------
                                                                           6,741
                                                                   -------------
MAURITIUS -- 0.0%
   Golden Agri-Resources (SGD)(A)                      1,303,000             215
                                                                   -------------
MEXICO -- 0.2%
   Fomento Economico Mexicano ADR                        112,095           3,377
                                                                   -------------
NETHERLANDS -- 4.5%
   Aegon(A)(B)                                           284,252           1,794
   Akzo Nobel(A)                                           6,805             281
   European Aeronautic Defence and
      Space(A)(B)                                        360,328           6,102
   Fugro(A)                                               20,700             595
   ING Groep(A)                                          690,893           7,604
   Koninklijke Ahold(A)                                1,034,940          12,754
   Koninklijke DSM(A)(B)                                  89,917           2,307

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-------------------------------------------       --------------   -------------
   Koninklijke Philips Electronics(A)                      3,079   $          61
   Koninklijke Vopak(A)                                   17,090             648
   Randstad Holding(A)                                    35,487             724
   Reed Elsevier(A)                                      122,514           1,457
   Royal Dutch Shell, Cl A(A)                            796,814          21,028
   Royal Dutch Shell, Cl B(A)                            336,009           8,517
   Royal KPN(A)                                          151,910           2,209
   TNT(A)                                                  7,625             148
   TomTom*(A)                                              4,237              31
   Unilever(A)                                           455,603          11,043
                                                                   -------------
                                                                          77,303
                                                                   -------------
NEW ZEALAND -- 0.0%
   Fisher & Paykel Healthcare(A)                          67,002             123
   Vector(A)                                             156,430             184
                                                                   -------------
                                                                             307
                                                                   -------------
NORWAY -- 0.7%
   DnB(A)                                                490,864           1,947
   Petroleum Geo-Services*(A)(B)                          33,150             135
   Statoil(A)                                            553,230           9,253
   Telenor(A)                                             53,200             359
   Yara International(A)                                  44,183             972
                                                                   -------------
                                                                          12,666
                                                                   -------------
PORTUGAL -- 0.3%
   Banco Espirito Santo(A)                                13,853             129
   Energias de Portugal(A)                               720,610           2,711
   Jeronimo Martins SGPS(A)                              133,982             744
   Portugal Telecom SGPS(A)                              127,376           1,090
                                                                   -------------
                                                                           4,674
                                                                   -------------
RUSSIA -- 0.2%
   LUKOIL ADR(A)(B)                                       63,270           2,065
   MMC Norilsk Nickel ADR(A)                             156,778           1,006
                                                                   -------------
                                                                           3,071
                                                                   -------------
SINGAPORE -- 0.6%
   ComfortDelgro(A)                                      528,000             535
   CWT(A)                                                  9,000               2
   DBS Group Holdings(A)                                  97,000             571
   Del Monte Pacific(A)                                   23,000               7
   Fraser and Neave(A)                                   159,000             329
   Haw Par(A)                                             28,000              71
   Hong Leong Asia(A)                                     75,000              33
   Hotel Plaza(A)                                          3,000               2
   Jardine Cycle & Carriage(A)                            35,000             233
   K1 Ventures(A)                                        329,000              33
   Keppel(A)                                             114,000             346
   Metro Holdings(A)                                     104,000              26
   NatSteel(A)                                            36,000              23
   Neptune Orient Lines(A)                               187,000             147
   Oversea-Chinese Banking(A)                            576,000           2,003
   SembCorp Industries(A)                                234,000             382
   Singapore Airlines(A)                                  48,140             379
   Singapore Petroleum(A)                                159,000             252
   Singapore Technologies
      Engineering(A)                                     284,000             470
   Singapore
      Telecommunications(A)                              222,000             396
   SP Chemicals(A)                                       202,500             102
   United Overseas Bank(A)                               415,000           3,750

--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-------------------------------------------       --------------   -------------
   UOB-Kay Hian Holdings(A)                              140,000   $          93
   Venture(A)                                             21,000              64
   Wilmar International(A)(B)                            342,000             670
   Yanlord Land Group(A)(B)                              133,000              84
                                                                   -------------
                                                                          11,003
                                                                   -------------
SOUTH AFRICA -- 0.0%
   Standard Bank Group(A)                                 72,623             655
                                                                   -------------
SOUTH KOREA -- 0.2%
   Hyundai Mobis*(A)                                       2,800             143
   Industrial Bank of Korea*(A)                           49,730             312
   KB Financial Group*                                    18,900             505
   Samsung Electronics(A)                                  2,490             908
   Shinhan Financial Group*(A)                            48,740           1,160
                                                                   -------------
                                                                           3,028
                                                                   -------------
SPAIN -- 3.6%
   ACS Actividades de Construccion
      y Servicios(A)                                      28,020           1,301
   Banco Bilbao Vizcaya Argentaria(A)                    511,781           6,341
   Banco Espanol de Credito(A)                             1,927              22
   Banco Santander(A)                                      9,970              90
   Banco Santander Central Hispano(A)                  1,150,634          11,116
   Cementos Portland Valderrivas(A)                          389              14
   Criteria Caixacorp(A)                                 243,203             970
   Financiera Alba(A)                                      4,460             173
   Gas Natural SDG(A)                                     75,742           2,061
   Grifols(A)                                             49,676             870
   Grupo Catalana Occidente(A)                            19,542             401
   Iberdrola(A)                                          772,430           7,200
   Mapfre(A)(B)                                          264,000             900
   Promotora de Informaciones(A)(B)                       48,023             155
   Prosegur Cia de Seguridad(A)                              917              31
   Repsol(A)                                             310,701           6,634
   Sacyr Vallehermoso(A)(B)                               14,083             128
   Telefonica(A)                                       1,012,883          22,863
   Union Fenosa(A)                                         5,259             132
                                                                   -------------
                                                                          61,402
                                                                   -------------
SWEDEN -- 1.8%
   Alfa Laval(A)                                          23,575             210
   Atlas Copco, Cl A(A)                                   74,245             653
   Atlas Copco, Cl B(A)                                   15,000             117
   Eniro(A)(B)                                            39,766              56
   Getinge, Cl B(A)(B)                                    11,328             137
   Hennes & Mauritz, Cl B(A)                               9,068             361
   Investor, Cl B(A)                                     142,297           2,170
   Loomis, Cl B*                                          22,775             141
   Nordea Bank(A)                                        682,577           4,865
   Saab, Cl B(A)                                          14,610             137
   Securitas, Cl B(A)                                    125,529           1,057
   Skandinaviska Enskilda Banken, Cl A(A)                 96,046             775
   Skanska, Cl B(A)                                       58,000             595
   SKF, Cl B(A)                                           42,510             433
   Svenska Cellulosa, Cl A(A)                              2,309              20
   Svenska Cellulosa, Cl B(A)                            182,100           1,581

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-------------------------------------------       --------------   -------------
   Svenska Handelsbanken, Cl A(A)                         63,324   $       1,047
   Swedbank(A)(B)                                        110,470             653
   Swedish Match(A)                                      117,512           1,697
   Tele2, Cl B(A)                                         78,000             706
   Telefonaktiebolaget LM Ericsson, Cl B(A)            1,080,555           8,424
   TeliaSonera(A)                                        433,322           2,182
   Trelleborg, Cl B(A)(B)                                 25,426             162
   Volvo, Cl B(A)                                        396,589           2,257
                                                                   -------------
                                                                          30,436
                                                                   -------------
SWITZERLAND -- 8.7%
   ABB(A)                                                 56,678             864
   ACE                                                    14,849             786
   Actelion*(A)                                           20,014           1,132
   Adecco(A)                                              50,190           1,718
   Baloise Holding(A)                                     34,643           2,616
   Banque Cantonale Vaudoise(A)                              174              52
   Clariant(A)                                            67,437             464
   Credit Suisse Group(A)                                268,164           7,515
   Elektrizitaets-Gesellschaft Laufenburg(A)                 591             529
   Galenica(A)                                               410             134
   Helvetia Holding(A)                                     2,921             643
   Holcim(A)                                               4,252             246
   Lindt & Spruengli(A)                                      313             586
   Nestle(A)                                             859,057          34,017
   Novartis(A)                                           584,586          29,277
   Pargesa Holding(A)                                      1,517             101
   Petroplus Holdings(A)                                   4,361              88
   Roche Holding(A)                                      101,136          15,658
   Romande Energie Holding(A)                                 12              23
   Schindler Holding(A)                                    9,043             407
   Schweizerische National-
      Versicherungs-Gesellschaft(A)                          132              76
   STMicroelectronics(A)                                 103,691             688
   Sulzer(A)                                               9,160             529
   Swatch Group(A)                                        26,973             743
   Swiss Life Holding(A)                                  16,026           1,111
   Swiss Reinsurance(A)                                  166,432           8,149
   Swisscom(A)                                             9,829           3,188
   Syngenta(A)                                            51,016           9,911
   Synthes(A)                                             13,891           1,762
   Temenos Group*(A)                                      34,200             462
   UBS*(A)                                               409,971           5,965
   Xstrata(A)                                             74,474             697
   Zurich Financial Services(A)                           89,238          19,497
                                                                   -------------
                                                                         149,634
                                                                   -------------
TAIWAN -- 0.4%
   Chunghwa Telecom(A)                                 2,096,830           3,378
   Compal Electronics(A)                               1,297,236             686
   Siliconware Precision Industries(A)                   346,054             301
   Taiwan Semiconductor Manufacturing(A)               1,033,383           1,410
   United Microelectronics(A)                          1,700,409             385
                                                                   -------------
                                                                           6,160
                                                                   -------------
THAILAND -- 0.1%
   PTT(A)                                                199,200           1,015
                                                                   -------------

--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund
December 31, 2008

                                                                   Market Value
Description                                           Shares       ($ Thousands)
----------------------------------------------    --------------   -------------
UNITED KINGDOM -- 15.9%
   3i Group(A)                                           177,425   $         695
   Aggreko(A)                                             71,054             464
   AMEC(A)                                               510,730           3,687
   Amlin(A)                                              197,703           1,028
   Anglo American(A)                                      95,637           2,232
   Arriva(A)                                               7,551              66
   Associated British Foods(A)                           251,900           2,652
   AstraZeneca(A)                                        430,778          17,623
   Autonomy*(A)                                          314,920           4,382
   Aveva Group(A)                                          4,568              38
   Aviva(A)                                              726,743           4,118
   Babcock International Group(A)                        107,230             739
   BAE Systems(A)                                      2,497,075          13,589
   Balfour Beatty(A)                                     216,439           1,047
   Barclays(A)                                         3,525,215           8,012
   BBA Aviation(A)                                        27,788              28
   BG Group(A)                                           603,626           8,355
   BHP Billiton(A)                                       534,663          10,370
   BP(A)                                               3,228,685          24,924
   Brit Insurance Holdings(A)                             42,687             137
   British Airways(A)                                    209,142             553
   British American Tobacco(A)                           485,509          12,665
   British Energy Group(A)                               270,400           3,030
   British Land(A)(C)                                     38,184             306
   BT Group, Cl A(A)                                   3,154,287           6,344
   Cable & Wireless(A)                                 1,522,931           3,444
   Centrica(A)                                         1,838,178           7,077
   Charter International                                  60,980             289
   Close Brothers Group(A)                                 9,248              71
   Cobham(A)                                             252,830             756
   Colt Telecom Group*(A)                                 36,018              35
   Compass Group(A)                                      892,179           4,450
   Cookson Group(A)                                       34,387              63
   Diageo(A)                                             150,931           2,121
   Drax Group(A)                                           7,362              60
   Eurasian Natural Resources(A)                          27,164             130
   Firstgroup(A)                                         112,717             713
   Friends Provident(A)                                  102,615             131
   Game Group(A)                                         236,000             437
   GlaxoSmithKline(A)                                    825,096          15,345
   Go-Ahead Group(A)                                       2,609              39
   Greene King(A)                                         22,052             127
   Group 4 Securicor(A)                                  349,491           1,041
   Hays(A)                                                59,764              60
   HBOS(A)                                             2,275,052           2,355
   Home Retail Group(A)                                  650,011           2,006
   HSBC Holdings(A)                                    1,758,336          17,209
   IG Group Holdings(A)                                  186,297             699
   Imperial Tobacco Group(A)                             178,796           4,776
   Inmarsat(A)                                           109,191             750
   Intercontinental Hotels Group(A)                       17,742             146
   International Power(A)                                 27,189              95
   Invensys(A)                                           168,107             425
   Investec(A)                                            71,863             297
   Jardine Lloyd Thompson Group(A)                        61,764             392
   John Wood Group(A)                                    115,288             315
   Kazakhmys(A)                                           20,682              71
   Kingfisher(A)                                         860,290           1,695
   Land Securities Group(A)(C)                            75,570           1,016

                                                      Shares/
                                                  Face Amount(1)    Market Value
Description                                        ($ Thousands)   ($ Thousands)
----------------------------------------------    --------------   -------------
   Legal & General Group(A)                            3,404,181   $       3,805
   Liberty International(A)(C)                            94,200             652
   Lloyds TSB Group(A)                                 1,591,382           3,012
   Logica(A)                                             408,962             411
   Man Group(A)                                           34,908             120
   Marston's(A)                                           35,428              61
   Meggitt(A)                                             90,190             209
   Micro Focus International(A)                           13,448              55
   Mondi(A)                                              260,355             775
   National Grid(A)                                      150,626           1,488
   Northumbrian Water Group(A)                             7,232              25
   Old Mutual(A)                                       2,793,800           2,245
   Prudential(A)                                         270,330           1,641
   QinetiQ(A)                                             55,007             127
   Reckitt Benckiser Group(A)                            111,894           4,193
   Rio Tinto(A)                                           45,662           1,015
   Rolls-Royce Group(A)                                   97,673             478
   Royal & Sun Alliance Insurance
      Group(A)                                         2,599,362           5,180
   Royal Bank of Scotland Group(A)                     4,396,139           3,236
   Scottish & Southern Energy(A)                          30,077             530
   Segro(A)(C)                                            26,000              93
   Serco Group(A)                                         19,701             129
   Shire(A)                                              133,139           1,961
   Smith & Nephew(A)                                      20,149             129
   Smiths Group(A)                                        82,781           1,064
   Southern Cross Healthcare(A)                           17,173              21
   Spectris(A)                                            21,039             162
   St. James's Place(A)                                  141,016             381
   Standard Chartered(A)                                  92,700           1,186
   Standard Life(A)                                      265,708             776
   Tate & Lyle(A)                                        192,157           1,120
   Tesco(A)                                              490,383           2,553
   Thomas Cook Group(A)(B)                               216,065             552
   Unilever(A)                                           279,048           6,410
   United Utilities Group(A)                             210,835           1,914
   Vodafone Group(A)                                  12,412,780          25,417
   William Hill(A)                                        17,506              55
   WPP(A)                                                541,239           3,165
   Yell Group(A)                                          55,656              34
                                                                   -------------
                                                                         272,100
                                                                   -------------
Total Common Stock
   (Cost $2,101,499) ($ Thousands)                                     1,600,235
                                                                   -------------
MORTGAGE-BACKED SECURITIES -- 3.3%

UNITED STATES -- 3.3%
   Adjustable Rate Mortgage Trust,
      Ser 2005-5, Cl 1A1
         5.295%, 02/25/09 (D)(F)                           1,207           1,066
   American Home Mortgage
      Investment Trust, Ser 2004-3,
      Cl 3A
         4.782%, 02/25/09 (D)(F)                           1,213             579
   American Home Mortgage
      Investment Trust, Ser 2005-1,
      Cl 4A1
         5.530%, 02/25/09 (D)(F)                             284             153
   Banc of America Funding,
      Ser 2006-A, Cl         2A2
         5.221%, 02/20/09 (F)                                384             329

--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2008

                                                  Face Amount(1)    Market Value
Description                                        ($ Thousands)   ($ Thousands)
----------------------------------------------    --------------   -------------
   Bear Stearns Adjustable Rate
      Mortgage Trust, Ser 2004-7,
      Cl 1A1
         5.451%, 02/25/09 (F)                     $          573   $         338
   Bear Stearns Alt-A Trust,
      Ser 2004-12, Cl 2A2
         5.291%, 02/25/09 (D)(F)                           1,269             629
   Countrywide Alternative Loan
      Trust, Ser 2004-33, Cl 1A1
         4.972%, 02/25/09 (D)(F)                             650             370
   Countrywide Home Loan
      Mortgage Pass-Through Trust,
      Ser 2007-HYB1, Cl 1A1
         5.461%, 02/25/09 (D)(F)                           1,844           1,036
   Countrywide Home Loans,
      Ser 2004-22, Cl A1
         5.081%, 02/25/09 (D)(F)                           1,495             935
   Countrywide Home Loans,
      Ser 2006-HYB2, Cl 1A1
         4.836%, 02/20/09 (D)(F)                           4,209           2,229
   Deutsche Alternative Securities
      Mortgage Loan Trust,
      Ser 2006-AB3, Cl A1
         6.250%, 02/25/09 (D)(F)                           2,137           1,870
   Downey Savings & Loan
      Association Mortgage Loan
      Trust, Ser 2004-AR4, Cl B1
         1.181%, 01/20/09 (D)(F)                             932             202
   FHLMC TBA
         6.000%, 01/01/23      28,000                                     28,980
   FHLMC CMO STRIPS, Ser 231,
      Cl IO, IO
         5.500%, 08/01/35 (D)(G)                           1,971             209
   FHLMC CMO STRIPS, Ser 245,
      Cl IO, IO
         5.000%, 05/15/37 (D)(G)                           2,719             302
   First Horizon Alternative Mortgage
      Trust, Ser 2005-AA3, Cl 3A1
         5.352%, 02/25/09 (F)                                823             423
   First Horizon Mortgage Pass-
      Through Trust, Ser 2006-AR3,
      Cl 1A1
         5.652%, 02/25/09 (F)                              2,433           1,665
   FNMA CMO STRIPS, Ser 369,
      Cl 1, IO
         5.000%, 03/01/36 (D)                              1,484             214
   GNMA ARM
         5.375%, 02/20/09 (F)                              1,141           1,143
         5.250%, 02/20/09 (F)                                273             271
         5.000%, 02/20/09 (F)                                627             615
         4.500%, 02/20/09 (F)                              1,173           1,139
   Indymac Mortgage Loan Trust,
      Ser 2004-AR6, Cl 1A
         5.512%, 02/25/09 (D)(F)                             260             136
   Master Adjustable Rate
      Mortgages, Ser 2005-2, Cl 3A1
         5.500%, 02/25/09 (F)                              1,585             746

                                                  Face Amount(1)    Market Value
Description                                        ($ Thousands)   ($ Thousands)
----------------------------------------------    --------------   -------------
   Merrill Lynch Mortgage Investors,
      Ser 2005-A4, Cl 1A
         4.974%, 02/25/09 (F)                     $          325   $         165
   MLCC Mortgage Investors,
      Ser 2006-1, Cl 1A1
         5.382%, 02/25/09 (F)                              3,722           3,403
   Nomura Asset Acceptance,
      Ser 2004-R1, Cl A1
         6.500%, 03/25/34 (D)(E)                           1,248           1,147
   Nomura Asset Acceptance,
      Ser 2004-R2, Cl A1
         6.500%,
            02/25/09 (D)(E)(F)                             1,312           1,154
   Residential Accredit Loans,
      Ser 2005-QA3, Cl NB2
         5.211%, 02/25/09 (F)                              3,998           1,958
   Residential Accredit Loans,
      Ser 2006-QO1, Cl 2A3
         0.871%, 01/26/09 (F)                                494             136
   Residential Asset Securitization
      Trust, Ser 2004-IP2, Cl 3A1
         5.238%, 02/25/09 (F)                              3,455           3,200
   Wells Fargo Mortgage Backed
      Securities Trust, Ser 2004-I,
      Cl B1
         5.183%, 02/25/09 (F)                                157              91
                                                                   -------------
Total Mortgage-Backed Securities
   (Cost $69,145) ($ Thousands)                                           56,833
                                                                   -------------
ASSET-BACKED SECURITIES -- 0.7%

UNITED STATES -- 0.7%
   ACE Securities, Ser 2003-NC1,
      Cl M
         1.641%, 01/26/09 (F)                              2,100           1,129
   ACE Securities, Ser 2003-OP1,
      Cl M1
         1.171%, 01/26/09 (F)                                800             452
   Aegis Asset Backed Securities
      Trust, Ser 2003-3, Cl M1
         1.521%, 01/26/09 (D)(F)                             105              41
   Ameriquest Mortgage Securities,
      Ser 2003-2, Cl M1
         1.821%, 01/26/09 (D)(F)                           1,242             881
   Argent Securities, Ser 2003-W5,
      Cl M1
         1.171%, 01/26/09 (F)                                600             373
   Argent Securities, Ser 2003-W9,
      Cl M1
         1.161%, 01/26/09 (F)                              1,201             517
   Asset-Backed Securities Home
      Equity, Ser 2003-HE5, Cl M1
         2.320%, 01/15/09 (F)                              1,642           1,038
   Countrywide Asset-Backed
      Certificates, Ser   2003-5,
      Cl MV2
         2.071%, 01/26/09 (F)                                835             495
   GSAA Trust, Ser 2006-2, Cl 2A1
         0.571%, 01/26/09 (F)                                259             257
   Home Equity Asset Trust,
      Ser 2003-4, Cl M2
         2.871%, 01/26/09 (F)                                797             413

--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund
December 31, 2008

                                                   Face Amount(1)
                                                   ($ Thousands)    Market Value
 Description                                          /Shares      ($ Thousands)
----------------------------------------------    --------------   -------------
   Master Asset Backed Securities
      Trust, Ser 2003-WMC2, Cl M1
         1.521%, 01/26/09 (F)                     $          393   $         295
   Merrill Lynch Mortgage Investors,
      Ser 2003-HE1, Cl M2
         2.121%, 01/26/09 (F)                                139              59
   Morgan Stanley Capital I,
      Ser 2003-NC8, Cl M1
         1.521%, 01/26/09 (D)(F)                           1,811             989
   Option One Mortgage Loan Trust,
      Ser 2003-5, Cl M1
         1.121%, 01/26/09 (D)(F)                             357             134
   Residential Asset Mortgage
      Products, Ser 2003-RS11,
      Cl Mll1
         1.566%, 01/26/09 (F)                                188              68
   Resmae Mortgage Loan Trust,
      Ser 2006-1, Cl A2B
         0.621%, 01/26/09 (E)(F)                           5,355           4,669
   Structured Asset Investment Loan
      Trust, Ser 2003-BC4, Cl M2
         3.471%, 01/26/09 (F)                                485             313
   Terwin Mortgage Trust, Ser 2006-
      2, Cl 2A1
         4.500%, 06/25/36 (D)                                791             236
                                                                   -------------
Total Asset-Backed Securities
   (Cost $19,172) ($ Thousands)                                           12,359
                                                                   -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.4%

   FHLMC
      0.771%, 02/03/09 (G)(H)                                140             140
      2.716%, 02/09/09 (G)(H)(I)                           1,000           1,000
      1.053%, 02/23/09 to
      03/03/09 (G)(H)                                      2,000           1,999
      1.103%, 02/27/09 (G)(H)                              1,250           1,248
      2.225%, 05/04/09 (G)(H)                                100              99
   FNMA
      2.611%, 02/02/09 (G)(H)(I)                           1,925           1,925
                                                                   -------------
Total U.S. Government Agency
   Obligations
   (Cost $6,402) ($ Thousands)                                             6,411
                                                                   -------------
PREFERRED STOCK -- 0.4%

BRAZIL -- 0.2%
   Banco Bradesco                                        284,200           2,753
   Usinas Siderurgicas de Minas
      Gerais                                              73,800             839
                                                                   -------------
                                                                           3,592
                                                                   -------------
GERMANY -- 0.1%
   Bayerische Motoren Werke(A)                             2,143              42
   Porsche(A)                                             11,440             911
   RWE(A)                                                  1,865             141
   Volkswagen(A)                                           6,608             356
                                                                   -------------
                                                                           1,450
                                                                   -------------
ITALY -- 0.0%
   Istituto Finanziario Industriale*(A)                   40,562             279
                                                                   -------------

                                                      Shares/
                                                  Face Amount(1)   Market Value
Description                                        ($ Thousands)   ($ Thousands)
----------------------------------------------    --------------   -------------
SOUTH KOREA -- 0.1%
   Samsung Electronics(A)                                   2,900  $         603
                                                                   -------------
Total Preferred Stock
   (Cost $10,741) ($ Thousands)                                            5,924
                                                                   -------------

                                                    Number Of
                                                      Rights
                                                  --------------
RIGHTS -- 0.0%

AUSTRALIA -- 0.0%
   Macquarie Office Trust, Expires
      01/22/09*                                               79              --
                                                                   -------------
BELGIUM -- 0.0%
   Fortis, Expires 07/01/14*(D)                               24              --
                                                                   -------------
HONG KONG -- 0.0%
   China Overseas Land &
      Investment, Expires 01/23/09*                           99              35
                                                                   -------------
SINGAPORE -- 0.0%
   DBS Group Holdings, Expires
      01/22/09*                                               49             101
                                                                   -------------
UNITED KINGDOM -- 0.0%
   HBOS, Expires 01/14/09*                                 3,148              --
   Lloyds TSB Group, Expires
      01/14/09*                                              692              --
                                                                   -------------
                                                                              --
                                                                   -------------
Total Rights (Cost $0) ($ Thousands)                                         136
                                                                   -------------
CORPORATE OBLIGATIONS -- 0.0%

UNITED STATES -- 0.0%
   Discover Financial Services
         6.450%, 06/12/17(E)                                 335             235
   Shinsei Finance Cayman
         6.418%, 07/20/09(E)(F)                            1,740             364
                                                                   -------------
Total Corporate Obligations
   (Cost $2,074) ($ Thousands)                                               599
                                                                   -------------
AFFILIATED PARTNERSHIP -- 3.2%

UNITED STATES -- 3.2%
   SEI Liquidity Fund, L.P.,
      1.360%**+(J)                                    56,776,583          54,942
                                                                   -------------
Total Affiliated Partnership
   (Cost $56,777) ($ Thousands)                                           54,942
                                                                   -------------

--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2008

                                                   Face Amount(1)
                                                  ($ Thousands)/    Market Value
Description                                           Shares       ($ Thousands)
-------------------------------------------       --------------   -------------

U.S. TREASURY OBLIGATIONS -- 0.5%
   U.S. Treasury Bills
         0.010%, 02/12/09(H)(I)                   $        3,609   $       3,609
         0.434%, 03/19/09(H)                                  50              50
         0.129%, 06/11/09(H)(I)                            5,150           5,147
                                                                   -------------
Total U.S. Treasury Obligations
   (Cost $8,806) ($ Thousands)                                             8,806
                                                                   -------------
CASH EQUIVALENT -- 0.0%

UNITED STATES -- 0.0%
   SEI Daily Income Prime Obligation
      Fund, ClA, 0.930%**+                                    91              --
                                                                   -------------
Total Cash Equivalent (Cost $0) ($ Thousands)                                 --
                                                                   -------------
Total Investments -- 101.9%
   (Cost $2,274,616) ($ Thousands) ++                              $   1,746,245
                                                                   =============

--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund
December 31, 2008

A summary of the outstanding forward foreign currency contracts held by the Fund at December 31, 2008, is as follows:

                                                        UNREALIZED
                      CURRENCY          CURRENCY       APPRECIATION
                     TO DELIVER        TO RECEIVE     (DEPRECIATION)
MATURITY DATE       (THOUSANDS)       (THOUSANDS)      ($ THOUSANDS)
---------------   ---------------   ---------------   --------------
1/2/09            USD         944   EUR         676      $     (5)
1/22/09           CAD      46,916   USD      38,870           869
1/22/09           CHF       9,222   USD       8,323          (346)
1/22/09           EUR       2,158   USD       3,045            48
1/22/09           HKD     108,308   USD      13,979             1
1/22/09           MXP      40,616   USD       3,068           154
1/22/09           NOK      13,274   USD       1,969            75
1/22/09           USD      25,433   AUD      36,753           124
1/22/09           USD      33,827   GBP      21,775        (2,546)
1/22/09           USD      31,637   JPY   2,802,560          (701)
1/22/09           USD       3,024   SEK      23,656           (33)
1/22/09           USD       5,545   SGD       8,078            59
1/22/09           ZAR      21,316   USD       2,120          (173)
1/22/09-4/23/09   AUD      30,196   CHF      24,100         1,804
1/22/09-4/23/09   CHF      24,100   AUD      28,863        (2,725)
1/22/09-4/23/09   EUR      26,099   JPY   3,994,000         7,904
1/22/09-4/23/09   GBP      17,592   JPY   3,351,000        11,768
1/22/09-4/23/09   GBP       7,332   SGD      17,900         1,891
1/22/09-4/23/09   JPY   3,351,000   GBP      17,193       (12,341)
1/22/09-4/23/09   JPY   1,324,000   NOK      71,843        (4,398)
1/22/09-4/23/09   NOK      77,821   JPY   1,324,000         3,548
1/22/09-4/23/09   SGD      17,900   GBP       6,940        (2,453)
1/22/09-5/26/09   CHF      55,600   EUR      35,362        (3,294)
1/22/09-5/26/09   CHF      49,400   GBP      25,148       (10,406)
1/22/09-5/26/09   EUR      35,674   CHF      55,600         2,862
1/22/09-5/26/09   GBP      25,865   CHF      49,400         9,378
1/22/09-6/19/09   JPY   5,186,000   EUR      34,789        (9,085)
1/22/09-6/19/09   NZD      24,636   USD      15,500         1,229
1/22/09-6/19/09   USD      19,685   NZD      30,894        (1,802)
4/23/09           CAD       3,700   NZD       5,169           (19)
4/23/09           NZD       5,444   CAD       3,700          (139)
6/19/09           JPY     286,000   AUD       4,621            13
                                                         ---------
                                                         $ (8,739)
                                                         =========

A summary of the open futures contracts held by the Fund at December 31, 2008, is as follows:

                                                           UNREALIZED
                               NUMBER OF                  APPRECIATION
TYPE OF                        CONTRACTS    EXPIRATION   (DEPRECIATION)
CONTRACT                     LONG (SHORT)      DATE       ($ THOUSANDS)
--------------------------   ------------   ----------   --------------
10-Year Swap Future              (272)       Mar-2009       $(1,486)
90-Day Euro$                       75        Mar-2009           377
90-Day Euro$                      294        Sep-2009         2,395
90-Day Euro$                       96        Dec-2009           493
90-Day Euro$                      (99)       Mar-2010          (316)
90-Day Euro$                      (35)       Jun-2010          (285)
90-Day Euro$                     (154)       Sep-2010          (844)
90-Day Euro$                      (36)       Dec-2010          (269)
90-Day Euro$                       11        Mar-2011            46
90-Day Euro$                      135        Jun-2011           779
90-Day Euro$                      142        Sep-2011           807
90-Day Euro$                       87        Dec-2011           459
90-Day Euro$                       87        Mar-2012           463
90-Day Euro$                       74        Jun-2012           378
90-Day Euro$                       69        Sep-2012           399
90-Day Euro$                       17        Dec-2012            86
90-Day Euro$                       17        Jun-2013            86
90-Day Euro$                       1         Sep-2013             5
90-Day Euro$                       17        Sep-2013            87
DJ Euro Stoxx 50 Index            581        Mar-2009           146
FTSE 100 Index                     96        Mar-2009           197
Hang Seng Index                    4         Jan-2009            11
MSCI EAFE Index E-MINI           (442)       Mar-2009        (1,501)
Nikkei 225 Index                   34        Mar-2009           195
SPI 200 Index                      29        Mar-2009           100
Topix Index                       124        Mar-2009           556
U.S. 10-Year Treasury Note       (131)       Mar-2009          (443)
U.S. 2-Year Treasury Note         (23)       Mar-2009           (34)
U.S. 5-Year Treasury Note          67        Mar-2009            88
U.S. Long Treasury Bond            67        Mar-2009           506
                                                            -------
                                                            $ 3,481
                                                            =======

--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2008

A summary of outstanding swap agreements held by the Fund at December 31, 2008, is as follows:

                               TOTAL RETURN SWAPS

                                                                                                               NET UNREALIZED
                                                                                   TERMINATION NOTIONAL AMOUNT  APPRECIATION
COUNTERPARTY      REFERENCE ENTITY/OBLIGATION FUND PAYS       FUND RECEIVES           DATE        (THOUSANDS)   ($THOUSANDS)
----------------- --------------------------- --------------- -------------------- ----------- --------------- --------------
Bank of America   BAS AAA 10YR CMBS           Negative Spread Initial Index Spread
                  Daily Index                 Return          Minus 25 Bps           03/31/09      20,500          $4,236
Bank of America   BAS AAA 10YR CMBS           Negative Spread Initial Index Spread
                  Daily Index                 Return          Minus 165 Bps          03/31/09      10,000           2,104
Barclays Bank PLC MSCI Daily TR Net           3-Month LIBOR   Price Return
                  EAFE USD Market Index                       Minus 30 Bps           10/28/09      99,384           2,614
                                                                                                                   ------
                                                                                                                   $8,954
                                                                                                                   ======

                              CREDIT DEFAULT SWAPS

                                                                          (PAYS)/                             NET UNREALIZED
                                                               BUY/SELL  RECEIVES TERMINATION NOTIONAL AMOUNT  APPRECIATION
COUNTERPARTY        REFERENCE ENTITY/OBLIGATION               PROTECTION   RATE       DATE      (THOUSANDS)    ($THOUSANDS)
------------------- ----------------------------------------- ---------- -------- ----------- --------------- --------------
Bank of America     Black & Decker Corp., 7.125%, 06/01/11        Buy     (0.55)%   12/20/11       2,500          $   139
Bank of America     Campbell Soup Co., 4.875%, 10/01/13           Buy     (0.20)    06/20/14       3,500               47
Bank of America     Darden Restaurants Inc., 7.125%, 02/01/16     Buy     (0.45)    12/20/11       2,500              153
Bank of America     MeadWestvaco Corp., 6.850%, 04/01/12          Buy     (0.48)    12/20/11       2,500               96
Bank of America     MGIC Investment Corp., 6.000%, 11/01/15       Buy     (0.35)    12/20/13       2,500              825
Bank of America     PMI Group Inc., 6.000%, 09/15/16              Buy     (0.35)    12/20/13       2,500              855
Bank of America     Radian Group Inc., 7.750%, 06/01/11           Buy     (0.39)    12/20/13       2,500            1,205
Bank of America     The Limited Inc., 6.125%, 12/01/12            Buy     (0.48)    12/20/11       2,500              335
Bank of America     TJX Cos. Inc., 7.450%, 12/15/09               Buy     (0.19)    12/20/11       2,500               71
Goldman Sachs       CMBX.NA.A 3 Index                             Buy     (0.62)    12/25/49       1,000              499
Goldman Sachs       CMBX.NA.A 3 Index                             Buy     (0.62)    12/25/49       1,000              501
Goldman Sachs       CMBX.NA.A 3 Index                             Buy     (0.62)    12/25/49       1,000              504
Goldman Sachs       CMBX.NA.BBB 2 Index                           Buy     (0.60)    03/14/49       5,000            1,447
JPMorgan Chase Bank Black & Decker Corp., 7.125%, 06/01/11        Buy     (0.55)    12/20/11       2,500               85
JPMorgan Chase Bank CMBX.NA.A 2 Index                             Buy     (0.25)    03/15/49       2,000              540
JPMorgan Chase Bank Hasbro Inc., 2.750%, 12/01/21                 Buy     (0.39)    12/20/11       2,500              191
JPMorgan Chase Bank Jones Apparel Group 5.125%, 11/15/14          Buy     (0.77)    12/20/11       2,500              498
JPMorgan Chase Bank MGIC Investment Corp., 6.000%, 11/01/15       Buy     (0.35)    12/20/13       2,500              822
JPMorgan Chase Bank Nordstrom Inc., 6.950%, 03/15/28              Buy     (0.28)    12/20/13       2,500              329
JPMorgan Chase Bank PMI Group Inc., 6.000%, 09/15/16              Buy     (0.35)    12/20/13       2,500              855
JPMorgan Chase Bank PPG Industries Inc., 7.050%, 08/15/09         Buy     (0.20)    12/20/11       2,500              142
JPMorgan Chase Bank Radian Group Inc., 7.750%, 06/01/11           Buy     (0.39)    12/20/13       2,500            1,112
Merrill Lynch       CMBX.NA.A 2 Index                             Buy     (0.25)    03/15/49       1,000              271
Merrill Lynch       MDC Holdings Inc., 5.500%, 05/15/13           Buy     (0.90)    12/20/11       2,500               34
Merrill Lynch       Nordstrom Inc., 6.950%, 03/15/28              Buy     (0.28)    12/20/13       2,500              329
                                                                                                                  -------
                                                                                                                  $11,885
                                                                                                                  =======

--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund
December 31, 2008

          Percentages are based on a Net Assets of $1,714,085 ($ Thousands).

*         Non-income producing security

**        Rate shown is the 7-day effective yield as of December 31, 2008.

+         Affiliated security

(1)       In U.S. dollars unless otherwise indicated.

(A) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2008 was $1,528,365
          ($ Thousands) and represented 89.2% of Net Assets.

(B) This security or a partial position of this security is on loan at December 31, 2008. The total market value of securities on loan at December 31, 2008 was $52,965 ($ Thousands).

(C)       Real Estate Investments Trust

(D) Securities considered illiquid. The total market value of such securities as of December 31, 2008 was $14,551 ($ Thousands) and represented 0.8% of Net Assets.

(E) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(F) Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2008. The date reported on the Schedule of Investments is the next reset date.

(G) Security, or portion thereof, has been pledged as collateral on open swaps contracts.

(H) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(I) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(J) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2008 was $54,942 ($ Thousands).

++ At December 31, 2008, the tax basis cost of the Fund's investments was $2,274,616 ($ Thousands), and the unrealized appreciation and depreciation were $60,874 ($ Thousands) and ($589,245)($ Thousands) respectively.

ADR -- American Depositary Receipt
AUD -- Australian Dollar
ARM -- Adjustable Rate Mortgage
CAD -- Canadian Dollar
CHF -- Swiss Franc
Cl -- Class
CMBS -- Commercial Mortgage-Backed Securities
CMO -- Collateralized Mortgage Obligation
EUR -- Euro
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GBP -- British Pound Sterling
GNMA -- Government National Mortgage Association
HKD -- Hong Kong Dollar
IO -- Interest Only - face amount represents notional amount
JPY -- Japanese Yen
L.P. -- Limited Partnership
LIBOR -- London Interbank Offered Rate
MXP -- Mexican Peso
NOK -- Norwegian Krone
NZD -- New Zealand Dollar
SEK -- Swedish Krone
Ser -- Series
SGD -- Singapore Dollar
STRIPS -- Separately Traded Registered Interest and Principal Securities TBA -- To Be Announced
USD -- U.S. Dollar
ZAR -- South African Rand

Amounts designated as "--" are $0 or have been rounded to $0.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund
December 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-------------------------------------------       --------------   -------------
COMMON STOCK -- 91.8%

ARGENTINA -- 0.1%
   Banco Macro ADR                                           536   $           6
   MetroGas ADR*                                           4,100               4
   Petrobras Energia Participaciones
      ADR                                                 54,900             334
   Telecom Argentina ADR*                                 41,700             317
   Telefonica de Argentina ADR*                            1,400              11
                                                                   -------------
                                                                             672
                                                                   -------------
BERMUDA -- 0.6%
   Credicorp                                              34,600           1,729
   Dufry South America (BRL)                              43,500             307
   Huabao International Holdings
      (HKD)(A)                                         2,322,500           1,526
                                                                   -------------
                                                                           3,562
                                                                   -------------
BRAZIL -- 6.4%
   All America Latina Logistica                          153,100             657
   Banco do Brasil                                       189,365           1,192
   Banco Itau Holding Financeira
      ADR(B)                                              51,647             599
   BR Malls Participacoes*                                68,100             266
   Brascan Residential Properties                         41,100              44
   Brasil Telecom Participacoes                           13,600             343
   Camargo Correa Desenvolvimento
      Imobiliario                                         32,000              34
   Centrais Eletricas Brasileiras                         63,080             700
   Cia Brasileira de Distribuicao
      Grupo Pao de Acucar ADR(B)                          20,400             562
   Cia de Concessoes Rodoviarias                          22,153             224
   Cia de Saneamento Basico do
      Estado de Sao Paulo ADR                              1,160              28
   Cia de Saneamento Basico do
      Estado de Sao Paulo                                 85,969           1,023
   Cia de Saneamento de Minas
      Gerais-COPASA                                      112,100             904
   Cia Energetica de Minas Gerais
      ADR(B)                                              44,165             607
   Cia Vale do Rio Doce ADR, Cl B                        274,620           3,326
   Cia Vale do Rio Doce                                  203,100           2,412
   CPFL Energia                                           22,543             291
   EDP - Energias do Brasil                              116,717           1,131
   Empresa Brasileira de
      Aeronautica                                        127,700             482
   Empresa Brasileira de
      Aeronautica ADR(B)                                  14,060             228
   Eternit                                                43,651              96
   Even Construtora e Incorporadora                        1,000               1
   Fertilizantes Heringer                                 17,100              26
   Gerdau ADR(B)                                          92,700             612
   Globex Utilidades                                      17,000              37
   Grendene                                              155,607             847
   GVT Holding*(C)                                        53,500             582
   Hypermarcas*                                          133,750             764
   Light                                                  41,852             392
   Localiza Rent A Car                                   194,300             592
   Lojas Renner                                          110,349             741
   Marfrig Frigorificos e Comercio de
      Alimentos*                                          62,000             199

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-------------------------------------------       --------------   -------------
   Medial Saude                                           91,500   $         294
   Minerva                                                21,200              17
   Natura Cosmeticos                                      43,800             357
   OGX Petroleo e Gas
      Participacoes*                                       5,500           1,241
   Perdigao                                               13,000             166
   Petroleo Brasileiro                                   247,900           2,922
   Petroleo Brasileiro ADR                                91,164           2,233
   Rodobens Negocios Imobiliarios                         84,050             283
   Rossi Residencial                                      36,923              60
   Santos Brasil Participacoes                            75,581             207
   SEB - Sistema Educacional
      Brasileiro                                          82,000             334
   Souza Cruz                                             39,583             749
   Telegraph Norte Leste
      Participacoes ADR                                  159,850           2,225
   Unibanco - Uniao de Bancos
      Brasileiros                                        116,800             744
   Unibanco - Uniao de Bancos
      Brasileiros ADR                                     50,853           3,286
   Usinas Siderurgicas de Minas
      Gerais                                              86,400             958
   Votorantim Celulose e Papel
      ADR*(B)                                             66,900             531
   Wilson Sons BDR                                        68,805             323
                                                                   -------------
                                                                          36,872
                                                                   -------------
CHILE -- 1.0%
   Banco de Chile ADR                                        378              12
   Banco Santander Chile ADR                              35,670           1,249
   Centros Comerciales
      Sudamericanos                                      149,024             212
   Cia Cervecerias Unidas                                 32,700             185
   Cia Cervecerias Unidas ADR                              8,936             234
   Embotelladora Andina ADR, Cl B                         32,078             433
   Empresa Nacional de
      Telecomunicaciones                                  32,904             356
   Enersis ADR(B)                                        222,022           2,829
   Multiexport Foods                                     160,156              11
                                                                   -------------
                                                                           5,521
                                                                   -------------
CHINA -- 9.5%
   AirMedia Group ADR*                                    96,262             462
   Aluminum Corp of China(A)(B)                          358,622             193
   Anhui Conch Cement(A)(B)                              358,882           1,669
   Anhui Expressway(A)(B)                              1,000,000             363
   Bank of China(A)(B)                                12,460,000           3,433
   Bank of Communications(A)(B)                        1,557,000           1,132
   Beauty China Holdings(A)                               70,000              21
   Bosideng International
      Holdings(A)(B)                                   6,100,000             578
   China BlueChemical(A)                               1,692,000             699
   China Construction Bank(A)(B)                       7,033,000           3,913
   China COSCO Holdings(A)(B)                            322,500             227
   China Dongxiang Group(A)(B)                         2,084,500             509
   China International Marine
      Containers, Cl B(A)                                566,280             308
   China Life Insurance(A)                               367,000           1,128
   China Medical Technologies
      ADR(B)                                              67,200           1,361
   China Molybdenum(A)                                   473,000             217
   China Petroleum & Chemical(A)                       2,986,000           1,835

--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-------------------------------------------       --------------   -------------
   China Railway
      Construction*(A)(B)                              1,700,000   $       2,545
   China Shenhua Energy(A)                               333,800             716
   China Shineway Pharmaceutical
      Group (HKD)(A)                                      29,000              16
   China Shipping
      Development(A)(B)                                1,594,000           1,606
   China Telecom(A)                                    4,684,000           1,771
   China Yurun Food Group(A)(B)                        2,231,000           2,639
   Dongfang Electric(A)(B)                               303,000             765
   Dongfeng Motor Group(A)                             2,912,000             951
   Great Wall Motor(A)                                   524,000             184
   Hainan Meilan International
      Airport(A)                                          27,000              10
   Huaneng Power International(A)(B)                   1,432,800           1,044
   Industrial & Commercial Bank of
      China(A)                                        11,489,000           6,100
   Mindray Medical International
      ADR(B)                                              35,983             648
   New Oriental Education &
      Technology Group ADR*                               20,414           1,121
   Parkson Retail Group(A)(B)                             74,500              85
   People's Food Holdings(A)                              29,000              14
   PetroChina(A)                                       6,801,932           6,045
   PetroChina ADR                                          4,740             422
   Ping An Insurance Group of
      China(A)(B)                                        318,500           1,565
   Qingling Motors(A)                                     46,000               5
   Shanda Interactive Entertainment
      ADR*(B)                                             16,400             531
   Sichuan Expressway(A)                                 382,000              73
   Simcere Pharmaceutical Group
      ADR*                                                52,000             373
   Sinopec Shanghai Petrochemical(A)                   1,944,000             504
   Sinotrans(A)                                        3,111,000             607
   Tencent Holdings(A)(B)                                249,000           1,618
   Tingyi Cayman Islands Holding(A)(B)                   830,000             965
   Weichai Power(A)                                      270,000             513
   Weiqiao Textile(A)                                  1,616,400             563
   Yangzijiang Shipbuilding
      Holdings(A)                                        586,000             187
   Yanzhou Coal Mining(A)(B)                           1,440,000           1,073
   Yanzhou Coal Mining ADR                                31,500             237
   Zhejiang Expressway(A)                                842,000             499
   ZTE(A)(B)                                             185,000             489
                                                                   -------------
                                                                          54,532
                                                                   -------------
COLOMBIA -- 0.1%
   Almacenes Exito GDR                                    92,598             418
   BanColombia ADR                                         7,400             173
                                                                   -------------
                                                                             591
                                                                   -------------
CYPRUS -- 0.0%
   Globaltrans Investment GDR*(A)                         76,830             108
                                                                   -------------
CZECH REPUBLIC -- 1.1%
   CEZ(A)                                                132,268           5,627

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-------------------------------------------       --------------   -------------
   Komercni Banka(A)                                       3,940   $         642
                                                                   -------------
                                                                           6,269
                                                                   -------------
EGYPT -- 0.3%
   Egyptian Financial Group-Hermes
      Holding(A)                                         167,456             531
   National Societe Generale
      Bank(A)                                             39,699             125
   Orascom Construction Industries
      GDR                                                  6,211             311
   Telecom Egypt(A)                                      250,500             740
                                                                   -------------
                                                                           1,707
                                                                   -------------
HONG KONG -- 8.0%
   AAC Acoustic Technologies
      Holdings*(A)(B)                                  1,076,000             485
   Beijing Enterprises Holdings(A)                        70,000             287
   Brilliance China Automotive
      Holdings*(A)                                     1,829,000              96
   Chaoda Modern Agriculture(A)(B)                     3,229,400           2,075
   China Mobile(A)                                     1,692,417          17,172
   China Mobile ADR                                       33,260           1,691
   China Overseas Land &
      Investment(A)(B)                                   270,000             379
   China Pharmaceutical Group(A)                         692,000             244
   China Power International
      Development(A)                                   5,486,200           1,140
   China Resources Power
      Holdings(A)                                        868,000           1,688
   China State Construction
      International Holdings(A)                        2,084,000             367
   China Unicom(A)(B)                                  1,609,033           1,957
   CNOOC ADR(B)                                            7,690             732
   CNOOC(A)                                            5,968,948           5,678
   Cnpc Hong Kong(A)                                   1,790,000             561
   COSCO Pacific(A)                                    2,718,000           2,795
   Denway Motors(A)                                    2,968,646             931
   Digital China Holdings(A)                             485,000             141
   Global Bio-Chemical Technology
      Group(A)                                         2,809,500             452
   GOME Electrical Appliances
      Holdings(B)                                      4,816,000             696
   Guangdong Investment(A)                             1,440,000             582
   GZI Real Estate Investment
      Trust(A)(D)                                        928,000             215
   Industrial and Commercial Bank
      of China Asia(A)                                   571,000             615
   Nine Dragons Paper Holdings(A)                      1,329,000             383
   NWS Holdings(A)                                       180,375             270
   Samson Holding(A)                                   5,241,000             678
   Shanghai Industrial Holdings(A)                       429,000             989
   Shenzhen International
      Holdings(A)                                      6,606,247             287
   Shenzhou International Group
      Holdings(A)                                        575,000             104
   Shui On Land(A)                                       220,000              70
   Sino Biopharmaceutical(A)                              36,000               5
   Sinolink Worldwide Holdings(A)                      1,108,000              90
   Skyworth Digital Holdings(A)                          216,000              12
   SRE Group(A)                                        1,512,000             102
   Texwinca Holdings(A)                                  662,600             283
   TPV Technology(A)                                   2,178,000             708

--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund
December 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-------------------------------------------       --------------   -------------
   Zhuzhou CSR Times Electric,
      Cl H(A)                                            673,000   $         546
                                                                   -------------
                                                                          45,506
                                                                   -------------
HUNGARY -- 0.6%
   Egis Gyogyszergyar Nyrt(A)                              2,000             106
   Magyar Telekom(A)                                     392,019           1,108
   MOL Hungarian Oil and Gas
      NyRt(A)                                             21,912           1,139
   OTP Bank(A)                                            28,590             434
   Richter Gedeon Nyrt(A)                                  5,500             824
                                                                   -------------
                                                                           3,611
                                                                   -------------
INDIA -- 7.0%
   Allahabad Bank(A)                                     111,286             119
   Andhra Bank(A)                                        365,655             416
   Bajaj Holdings and Investment(A)                        2,566              13
   Bank(A)                                                10,693              42
   Bank of Baroda(A)                                      67,700             391
   Bank of India(A)                                      306,394           1,816
   Bharat Electronics(A)                                  20,344             315
   Bharat Heavy Electricals(A)                            11,130             313
   Bharat Petroleum(A)                                    46,123             357
   Bharti Airtel*(A)                                     234,299           3,454
   Birla(A)                                               73,137             197
   Cairn India*(A)                                       222,977             794
   Canara Bank(A)                                         56,934             221
   CESC(A)                                                56,900             280
   Container of India(A)                                   1,300              17
   Dena Bank(A)                                           13,584               9
   Dr Reddys Laboratories(A)                             117,909           1,143
   Federal Bank(A)                                       120,536             404
   Grasim Industries(A)                                   18,599             469
   Great Eastern Shipping(A)                               7,915              33
   GTL(A)                                                 22,758              97
   Gujarat Alkalies & Chemicals(A)                        32,310              47
   Gujarat Narmada Valley
      Fertilizers(A)                                     162,389             183
   Gujarat State Fertilisers(A)                           96,419             148
   HCL Technologies(A)                                     2,387               6
   Hero Honda Motors(A)                                   51,015             845
   Hindalco Industries(A)                                497,741             528
   Hindustan Petroleum(A)                                153,120             860
   Hindustan Unilever(A)                                 210,409           1,088
   Hindustan Zinc(A)                                      86,080             600
   Housing Development Finance(A)                         96,331           2,948
   ICICI Bank(A)                                          65,206             604
   ICICI Bank ADR                                          9,450             182
   India Cements(A)                                      303,110             612
   Indian Bank(A)                                        176,623             501
   Indian Overseas Bank(A)                                43,842              65
   Infosys Technologies(A)                                31,863             738
   Infrastructure Development
      Finance*(A)                                      1,030,887           1,424
   ITC(A)                                                325,939           1,153
   Jet Airways India(A)                                   40,750             171
   Jindal Stainless(A)                                     2,930               2
   Larsen & Toubro(A)                                     90,483           1,447
   Mahanagar Telephone Nigam(A)                          492,280             802
   Mahindra & Mahindra(A)                                 88,355             503
   National Aluminium(A)                                  91,274             357
   NTPC(A)                                               183,745             683

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-------------------------------------------       --------------   -------------
   Oil & Natural Gas(A)                                  187,947   $       2,587
   Oriental Bank of Commerce(A)                            1,205               4
   Phoenix Mills(A)                                       40,089              63
   Piramal Healthcare(A)                                  75,735             372
   Reliance Industries(A)                                 14,960             381
   Satyam Computer Services(A)                           508,128           1,797
   Satyam Computer Services
      ADR(B)                                              28,020             253
   Sesa GOA*(A)                                          242,222             430
   Shipping of India(A)                                  186,900             307
   Siemens India(A)                                      108,372             644
   State Bank of India(A)                                  3,370              89
   State Bank of India GDR                                25,310           1,392
   Steel Authority of India(A)                           122,881             197
   Sterlite Industries India ADR                          54,700             302
   Sterlite Industries India(A)                           23,370             126
   Syndicate Bank(A)                                     103,002             134
   Tata Chemicals(A)                                      14,440              49
   Tata Consultancy Services(A)                          168,408           1,663
   Tata Power(A)                                           9,356             145
   Tata Steel(A)                                         113,590             509
   Union Bank of India(A)                                 14,036              47
   Zee Entertainment Enterprises(A)                      353,549           1,020
                                                                   -------------
                                                                          39,908
                                                                   -------------
INDONESIA -- 1.3%
   Aneka Tambang(A)                                       50,000               5
   Astra International(A)                                613,625             603
   Bank Mandiri Persero(A)                             3,217,592             611
   Bank Rakyat Indonesia(A)                            3,650,500           1,552
   Bumi Resources(A)                                   3,531,000             298
   Gudang Garam(A)                                     1,088,100             429
   HM Sampoerna(A)                                     1,008,500             762
   International Nickel Indonesia(A)                     226,530              41
   Kalbe Farma(A)                                      8,225,000             308
   Telekomunikasi Indonesia(A)                         3,779,100           2,415
   Unilever Indonesia(A)                                 857,000             621
                                                                   -------------
                                                                           7,645
                                                                   -------------
ISRAEL -- 2.9%
   Bank Hapoalim(A)                                      412,804             889
   Bank Leumi Le-Israel(A)                               484,349           1,018
   Bezeq Israeli
      Telecommunication(A)                             1,481,316           2,435
   Delek Automotive Systems(A)                            41,422             214
   First International Bank of
      Israel*(A)                                          51,020             360
   Israel Chemicals(A)                                   222,263           1,555
   Israel Discount Bank, Cl A(A)                         664,714             600
   Migdal Insurance & Financial
      Holding(A)                                         214,322             227
   Mizrahi Tefahot Bank(A)                                92,000             475
   Partner Communications(A)                              38,041             628
   Teva Pharmaceutical Industries
      ADR                                                 98,116           4,177
   Teva Pharmaceutical
      Industries(A)                                       92,927           3,990
   Union Bank of Israel*(A)                               21,090              40
                                                                   -------------
                                                                          16,608
                                                                   -------------

--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-------------------------------------------       --------------   -------------
KAZAKHSTAN -- 0.2%
   KazMunaiGas Exploration
      Production GDR(A)                                   82,003   $       1,040
                                                                   -------------
LUXEMBOURG -- 0.4%
   Reinet Investments SCA*                                     1              --
   Tenaris ADR                                            99,238           2,082
   Ternium ADR(B)                                         47,038             403
                                                                   -------------
                                                                           2,485
                                                                   -------------
MALAYSIA -- 2.8%
   AMMB Holdings(A)                                      935,287             671
   Berjaya Sports Toto(A)                                298,300             413
   BIMB Holdings(A)                                       36,000               9
   British American Tobacco
      Malaysia(A)                                        135,600           1,746
   Digi.Com(A)                                            58,200             367
   Gamuda(A)                                           1,349,700             741
   Genting(A)                                            751,700             808
   HAP Seng Consolidated(A)                              277,000             163
   Hong Leong Bank(A)                                    390,811             575
   IOI Properties*(A)                                    115,268              67
   JT International(A)                                    20,000              26
   KLCC Property Holdings(A)                             290,700             236
   Lion Industries(A)                                    355,000              70
   Malayan Banking(A)                                  1,153,850           1,707
   Malaysia Airports Holdings(A)                          36,900              24
   Malaysian Bulk Carriers(A)                            644,714             447
   MISC(A)                                               138,000             335
   Petronas Dagangan(A)                                      700               1
   Petronas Gas(A)                                       269,000             763
   PLUS Expressways(A)                                   306,000             264
   PPB Group(A)                                          308,000             830
   Public Bank(A)                                        236,496             606
   Resorts World(A)                                    1,758,600           1,154
   Sime Darby(A)                                         569,800             860
   Tanjong(A)                                            121,000             467
   Tenaga Nasional(A)                                    992,675           1,800
   Titan Chemicals(A)                                    388,000              84
   UMW Holdings(A)                                       414,651             619
                                                                   -------------
                                                                          15,853
                                                                   -------------
MEXICO -- 4.2%
   America Movil ADR, Ser L                              168,166           5,211
   America Movil, Ser L                                2,514,003           3,858
   Banco Compartamos                                     245,583             443
   Carso Global Telecom*                                 189,154             757
   Cemex                                               1,425,698           1,291
   Coca-Cola Femsa                                       219,300             956
   Consorcio ARA                                         960,600             372
   Embotelladoras Arca                                   331,009             586
   Fomento Economico Mexicano
      ADR                                                 30,246             911
   Fomento Economico Mexicano                            400,062           1,196
   Gruma, Cl B*                                          437,116             221
   Grupo Carso, Ser A1                                   201,303             549
   Grupo Casa Saba ADR                                     4,500              90
   Grupo Continental                                     801,400           1,325
   Grupo Famsa, Cl A*(B)                                  94,417              60
   Grupo Financiero Banorte, Cl O                        347,302             627

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-------------------------------------------       --------------   -------------
   Grupo Mexico, Ser B                                 2,273,382   $       1,461
   Grupo Modelo                                          170,780             543
   Grupo Televisa                                        261,829             773
   Megacable Holdings*                                    73,000              97
   Promotora Ambiental*(B)                                11,200               8
   Telefonos de Mexico                                 1,116,100           1,156
   Urbi Desarrollos Urbanos*                             983,751           1,343
   Wal-Mart de Mexico, Ser V                             130,838             350
                                                                   -------------
                                                                          24,184
                                                                   -------------
NETHERLANDS -- 0.1%
   Plaza Centers(A)                                      400,364             327
   X 5 Retail Group GDR*(A)                               29,760             258
                                                                   -------------
                                                                             585
                                                                   -------------
PANAMA -- 0.2%
   Copa Holdings, Cl A                                    33,100           1,004
                                                                   -------------
PERU -- 0.0%
   Cia de Minas Buenaventura ADR                          13,129             262
                                                                   -------------
PHILIPPINES -- 0.8%
   ABS-CBN Broadcasting PDR(A)                           479,300             128
   Bank of the Philippine Islands(A)                     450,771             376
   Globe Telecom(A)                                       28,934             472
   Manila Electric                                       407,960             510
   Metropolitan Bank & Trust(A)                          166,800              84
   Philippine Long Distance
      Telephone(A)                                        31,110           1,422
   Philippine Long Distance
      Telephone ADR                                       17,652             829
   Pilipino Telephone(A)                                 609,000              91
   SM Investments(A)                                     106,794             440
   Union Bank of Philippines(A)                          460,500             212
                                                                   -------------
                                                                           4,564
                                                                   -------------
POLAND -- 1.2%
   Bank BPH(A)                                            16,779             201
   Bank Handlowy w Warszawie(A)                           11,447             186
   Bank Ochrony Srodowiska(A)                                  5              --
   Bank Pekao(A)                                           8,240             354
   Cyfrowy Polsat(A)                                     157,056             717
   KGHM Polska Miedz(A)                                   33,751             322
   Polish Oil & Gas(A)                                   417,000             508
   Polski Koncern Naftowy Orlen(A)                       201,548           1,756
   Powszechna Kasa Oszczednosci
      Bank Polski(A)                                      85,066           1,027
   Telekomunikacja Polska(A)                             262,458           1,705
                                                                   -------------
                                                                           6,776
                                                                   -------------
RUSSIA -- 5.6%
   Comstar United Telesystems
      GDR(A)                                             145,760             582
   Gazprom OAO ADR(A)                                        248               4
   LUKOIL ADR                                            243,997           8,077
   Mechel ADR(B)                                          68,212             273
   MMC Norilsk Nickel ADR(A)                             279,811           1,795
   Mobile Telesystems ADR                                101,424           2,706
   Novorossiysk Commercial Sea
      Port GDR(A)                                         15,015             102

--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund
December 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-------------------------------------------       --------------   -------------
   OAO Gazprom ADR(A)                                    839,083   $      12,089
   Pharmstandard GDR*                                     33,038             350
   PIK Group GDR                                          53,026              51
   Rosneft Oil GDR                                       314,968           1,181
   Sberbank GDR(A)                                         8,708           1,234
   Severstal GDR                                          25,750              70
   Surgutneftegaz ADR                                    186,438             997
   Tatneft GDR                                            29,768           1,042
   TMK OAO GDR(A)                                         34,690             136
   Uralkali GDR                                           42,508             379
   Uralsvyazinform ADR(A)                                 59,300             128
   Vimpel-Communications ADR                              75,200             538
   VTB Bank GDR(A)(B)                                     68,000             149
                                                                   -------------
                                                                          31,883
                                                                   -------------
SINGAPORE -- 0.1%
   Epure International(A)                              2,427,500             417
                                                                   -------------
SOUTH AFRICA -- 8.1%
   ABSA Group(A)                                          63,000             741
   African Bank Investments(A)(B)                        291,457             812
   African Rainbow Minerals(A)                            48,000             581
   AngloGold Ashanti ADR(B)                               65,649           1,819
   ArcelorMittal South Africa(A)                           6,042              58
   Assore(A)                                               5,908             287
   Aveng(A)                                               67,658             226
   Bidvest Group(A)                                       77,168             879
   FirstRand(A)(B)                                     1,158,598           2,038
   Foschini(A)                                            96,000             500
   Gold Fields(A)(B)                                     224,219           2,235
   Gold Fields ADR                                        53,670             533
   Grindrod(A)                                           521,782             866
   Harmony Gold Mining*(A)                               117,139           1,268
   Hosken Consolidated
      Investments(A)                                       8,000              34
   Impala Platinum Holdings(A)                            81,480           1,201
   Imperial Holdings(A)                                   44,000             286
   JD Group(A)                                           144,750             577
   Liberty Holdings(A)                                    92,730             625
   Metropolitan Holdings(A)                              494,918             580
   Mondi(A)                                              154,584             565
   Mr Price Group(A)(B)                                  185,945             499
   MTN Group(A)                                          298,585           3,520
   Murray & Roberts Holdings(A)                           94,919             496
   Nampak(A)                                             652,232             933
   Naspers, Cl N(A)                                       44,029             797
   Nedbank Group(A)                                      298,179           3,084
   Remgro(A)                                              65,302             540
   Reunert(A)                                            113,269             625
   RMB Holdings(A)                                        51,525             144
   Sanlam(A)                                           1,326,169           2,438
   Santam(A)                                              15,309             132
   Sappi(A)                                              687,681           2,785
   Sasol(A)                                              280,991           8,545
   Shoprite Holdings(A)                                  162,913             937
   Standard Bank Group(A)                                140,301           1,266
   Steinhoff International
      Holdings(A)                                        338,289             459
   Telkom(A)                                             152,860           1,898
   Tiger Brands(A)                                        29,208             452
                                                                   -------------
                                                                          46,261
                                                                   -------------

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-------------------------------------------       --------------   -------------
SOUTH KOREA -- 12.8%
   Daewoo Shipbuilding & Marine
      Engineering*(A)                                     35,580   $         449
   Daishin Securities(A)                                     610               7
   Dongbu Insurance(A)                                    35,570             423
   Doosan*(A)                                              2,370             187
   Hana Financial Group(A)                                23,453             374
   Handsome*(A)                                           13,738              87
   Hanwha Chemical*(A)                                    75,931             371
   Hyundai Department Store*(A)                            8,620             441
   Hyundai Development*(A)                                72,350           1,916
   Hyundai Heavy Industries*(A)                           15,519           2,537
   Hyundai Mipo Dockyard*(A)                               4,846             536
   Hyundai Motor*(A)                                      18,854             603
   Kangwon Land*(A)                                      163,720           1,810
   KB Financial Group*                                    65,850           1,762
   KISCO*                                                  3,776              93
   KISCO Holdings*(A)                                      1,143              33
   Korea Development Financing(A)                          2,020              43
   Korea Electric Power*(A)                               62,500           1,457
   Korea Exchange Bank*(A)                                94,900             489
   Korea Gas*(A)                                          13,770             638
   KT*(A)                                                 50,520           1,507
   KT ADR(B)                                              60,270             884
   KT Freetel(A)                                          37,340             936
   KT&G*(A)                                               80,983           5,122
   Kumho Tire*(A)                                         87,370             317
   LG*(A)                                                 48,824           1,696
   LG Chem*(A)                                            31,801           1,831
   LG Dacom*(A)                                           19,840             318
   LG Electronics*(A)                                     40,775           2,476
   LG Household & Health Care*(A)                          5,540             844
   LG Philips LCD*(A)                                     93,072           1,551
   LG Telecom*(A)                                         77,460             617
   Lotte Confectionery*(A)                                   430             449
   Lotte Shopping*(A)                                     12,786           2,171
   LS Cable*(A)                                              420              26
   MegaStudy*(A)                                           5,110             757
   Nong Shim Holdings*(A)                                  2,060              95
   Ottogi*(A)                                                710              82
   Pacific*(A)                                             4,263             361
   POSCO ADR(B)                                            4,040             304
   POSCO(A)                                               12,763           3,876
   Pusan Bank*(A)                                         80,545             382
   Samsung C&T*(A)                                        25,505             824
   Samsung Electronics(A)                                 45,025          16,416
   Samsung Fire & Marine
      Insurance(A)                                        18,525           2,815
   Samyang Genex*(A)                                         260              14
   SeAH Holdings*(A)                                          60               3
   Shinhan Financial Group*(A)                           115,138           2,740
   Shinsegae*(A)                                          11,104           4,314
   SK Energy*(A)                                          21,633           1,330
   SK Gas*(A)                                              3,709             141
   SK Holdings*(A)                                        16,605           1,276
   SK Telecom(A)                                             132              22
   SK Telecom ADR(B)                                     105,750           1,923
   S-Oil(A)                                               13,437             664
   Youngone*(A)                                           17,540              89
                                                                   -------------
                                                                          73,429
                                                                   -------------

--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-------------------------------------------       --------------   -------------
SWEDEN -- 0.1%
   West Siberian Resources
      GDR*(A)                                          1,549,733   $         516
                                                                   -------------
TAIWAN -- 10.4%
   Ability Enterprise(A)                                 323,376             205
   Acer(A)                                               654,361             856
   Advanced Semiconductor
      Engineering(A)                                   2,994,404           1,083
   Asia Optical(A)                                       122,000             144
   Asustek Computer(A)                                   170,453             192
   AU Optronics(A)                                     2,957,993           2,242
   Cathay Financial Holding(A)                         2,220,373           2,502
   Chang Hwa Commercial Bank(A)                        1,244,000             490
   Chi Mei Optoelectronics(A)                          1,848,400             612
   China Airlines(A)                                   2,571,000             601
   China Development Financial
      Holding(A)                                       3,872,450             864
   China Manmade Fibers(A)                               681,000              90
   China Motor(A)                                        825,985             220
   China Petrochemical
      Development*(A)                                     29,700               6
   China Steel(A)                                      1,234,990             874
   Chinatrust Financial Holding(A)                     7,091,216           3,035
   Chunghwa Telecom(A)                                 3,907,114           6,294
   Compal Electronics(A)                               5,650,755           2,988
   CTCI(A)                                               286,396             199
   Far Eastern Textile(A)                              2,210,979           1,423
   Far EasTone
      Telecommunications(A)                            1,188,000           1,354
   First Financial Holding(A)                            563,554             301
   Formosa Chemicals & Fibre(A)                          650,000             797
   Formosa Plastics(A)                                   501,000             668
   Fubon Financial Holding(A)                          1,461,000           1,072
   Gigabyte Technology(A)                                328,000             118
   HannStar Display(A)                                   969,145             127
   High Tech Computer(A)                                 205,800           2,066
   HON HAI Precision Industry(A)                       1,454,639           2,868
   Hua Nan Financial Holdings(A)                         384,000             218
   King Yuan Electronics(A)                              613,000             135
   Lite-On Technology(A)                               1,423,844             937
   MediaTek(A)                                           283,065           1,914
   Mega Financial Holding(A)                           4,705,000           1,659
   Nan Ya Plastics(A)                                    788,000             853
   Nan Ya Printed Circuit Board(A)                       284,203             602
   Nien Hsing Textile(A)                                 674,000             168
   Powerchip Semiconductor*(A)                         1,911,626             229
   President Chain Store(A)                              219,000             526
   Quanta Computer(A)                                  2,818,145           2,990
   Shih Wei Navigation(A)                                154,000             165
   Siliconware Precision
      Industries(A)                                       18,002              16
   SinoPac Financial Holdings(A)                       5,287,230           1,168
   Taiwan Cooperative Bank(A)                          1,786,850             910
   Taiwan Fertilizer(A)                                  756,000           1,211
   Taiwan Glass Industrial(A)                             85,000              49
   Taiwan Semiconductor
      Manufacturing ADR                                  225,691           1,783
   Taiwan Semiconductor
      Manufacturing(A)                                 5,744,436           7,838

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-------------------------------------------       --------------   -------------
   United Microelectronics(A)                          5,646,312   $       1,278
   Yageo(A)                                            2,729,440             347
   Yuanta Financial Holding(A)                           866,000             394
                                                                   -------------
                                                                          59,681
                                                                   -------------
THAILAND -- 2.8%
   Advanced Info Service(A)                              150,100             346
   Bangkok Bank(A)                                       468,394             945
   Bangkok Bank NVDR(A)                                  531,000           1,067
   BEC World(A)                                          142,971              82
   Bumrungrad Hospital(A)                                935,550             577
   Charoen Pokphand Foods(A)                           8,367,600             770
   Electricity Generating(A)                             106,534             211
   Kasikornbank(A)                                       764,300           1,002
   Krung Thai Bank(A)                                  9,443,200           1,043
   PTT(A)                                                520,537           2,654
   PTT Chemical(A)                                        73,832              69
   PTT Exploration & Production(A)                       214,819             671
   PTT NVDR(A)                                            14,900              76
   Ratchaburi Electricity Generating
      Holding(A)                                         238,600             295
   Siam Cement(A)                                        215,200             682
   Siam Commercial Bank(A)                             2,393,516           3,369
   Thai Airways International(A)                         944,080             213
   Thai Oil(A)                                           536,600             369
   Thai Union Frozen Products(A)                         957,900             535
   Total Access Communication(A)                         502,600             444
   Total Access Communication
      NVDR(A)                                            404,500             378
                                                                   -------------
                                                                          15,798
                                                                   -------------
TURKEY -- 2.1%
   Akbank(A)                                             240,978             759
   Borusan Mannesmann Boru
      Sanayi(A)                                            2,085               8
   Bossa Ticaret Sanayi Isletme(A)                        80,000             110
   Cimsa Cimento Sanayi VE Tica(A)                       190,602             380
   Eczacibasi Ilac Sanayi(A)                             175,000             101
   Fortis Bank*(A)                                       266,000             126
   Haci Omer Sabanci Holding(A)                          734,959           1,691
   KOC Holding*(A)                                       312,976             532
   Sekerbank(A)                                          110,000              79
   Tekfen Holding(A)                                     211,333             406
   Trakya Cam Sanayi*(A)                                 144,000              86
   Tupras Turkiye Petrol Rafine(A)                       118,376           1,253
   Turk Hava Yollari*(A)                                 270,062           1,001
   Turk Sise ve Cam Fabrikalari(A)                       954,595             682
   Turkcell Iletisim Hizmet(A)                           268,871           1,555
   Turkcell Iletisim Hizmet ADR                           18,870             275
   Turkiye Garanti Bankasi(A)                            897,736           1,545
   Turkiye Is Bankasi, Cl C(A)                           288,907             787
   Turkiye Sinai Kalkinma
      Bankasi*(A)                                        961,376             582
   Turkiye Vakiflar Bankasi Tao,
      Cl D(A)                                            203,352             157
                                                                   -------------
                                                                          12,115
                                                                   -------------
UNITED ARAB EMIRATES -- 0.1%
   Depa GDR*                                             119,328             304
                                                                   -------------

--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund
December 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-------------------------------------------       --------------   -------------
UNITED KINGDOM -- 0.7%
   Anglo American(A)                                      84,940   $       1,974
   Antofagasta(A)                                         75,289             472
   BHP Billiton(A)                                        16,173             313
   British American Tobacco                               25,718             682
   JKX Oil & Gas(A)                                      123,130             330
   Vedanta Resources(A)                                   27,639             248
                                                                   -------------
                                                                           4,019
                                                                   -------------
UNITED STATES -- 0.2%
   Central European Distribution*                         15,800             311
   China Sky One Medical*                                  1,988              32
   Lenovo Group(A)(B)                                  1,934,000             531
                                                                   -------------
                                                                             874
                                                                   -------------
Total Common Stock
   (Cost $776,494) ($ Thousands)                                         525,162
                                                                   -------------
PREFERRED STOCK -- 7.6%

BRAZIL -- 7.6%
   Aracruz Celulose, Cl B                                 86,679              93
   Banco Bradesco                                         82,800             802
   Banco Daycoval                                         22,700              52
   Banco Itau Holding Financeira                         106,330           1,190
   Bradespar                                              60,821             500
   Brasil Telecom                                        137,061             802
   Brasil Telecom Participacoes                           89,418             668
   Braskem                                               195,500             465
   Centrais Eletricas Brasileiras                        148,644           1,541
   Centrais Eletricas de Santa
      Catarina                                            13,400             200
   Cia de Bebidas das Americas
      ADR(B)                                              10,580             469
   Cia de Gas de Sao Paulo                                26,000             369
   Cia de Tecidos do Norte de Minas
      - Coteminas*                                       180,932             291
   Cia Energetica de Minas Gerais                         79,521           1,083
   Cia Energetica do Ceara                                17,200             166
   Cia Paranaense de Energia                             122,666           1,262
   Cia Vale do Rio Doce, Cl A                            385,632           3,951
   Cia Vale do Rio Doce Sponsored
      ADR, Cl B(B)                                       287,176           3,058
   Confab Industrial                                      92,200             148
   Construtora Sultepa                                       600               1
   Eletropaulo Metropolitana
      Eletricidade de Sao Paulo                          167,340           1,830
   Ferbasa-Ferro Ligas DA Bahia                           21,100              61
   Fertilizantes Fosfatados                              115,965             555
   Investimentos Itau                                    690,817           2,373
   Mangels Industrial                                      3,700               8
   Marcopolo                                             265,145             360
   Metalurgica Gerdau, Cl A                               61,599             532
   NET Servicos de Comunicacao*                          315,200           1,796
   Parana Banco                                           16,600              18
   Petroleo Brasileiro                                   649,221           6,359
   Petroleo Brasileiro Sponsored
      ADR, Cl A(B)                                       395,330           8,069
   Randon Participacoes                                  112,900             304
   Sadia                                                 136,010             219
   Telecomunicacoes de Sao Paulo                          41,657             816

                                                   Shares/Face
                                                     Amount (1)     Market Value
Description                                       ($ Thousands)    ($ Thousands)
-------------------------------------------       --------------   -------------
   Telegraph Norte Leste
      Participacoes                                       20,680   $         286
   Telemar Norte Leste                                    58,962           1,403
   Telemig Celular Participacoes                           8,966             131
   Tim Participacoes                                     322,100             407
   Universo Online                                        20,000              63
   Usinas Siderurgicas de Minas
      Gerais                                              48,475             551
   Votorantim Celulose e Papel*                           45,500             350
                                                                   -------------
                                                                          43,602
                                                                   -------------
SOUTH KOREA -- 0.0%
   Samsung Fire & Marine
      Insurance(A)                                           168              10
                                                                   -------------
Total Preferred Stock
   (Cost $55,382) ($ Thousands)                                           43,612
                                                                   -------------
EXCHANGE TRADED FUND -- 0.4%

   UNITED STATES -- 0.4%
      iShares MSCI Emerging
         Markets Index Fund                               81,350           2,031
                                                                   -------------
Total Exchange Traded Fund
   (Cost $3,118) ($ Thousands)                                             2,031
                                                                   -------------

                                                     Number Of
                                                     Warrants
                                                  --------------
EQUITY-LINKED WARRANTS -- 0.1%

RUSSIA -- 0.1%
   Sberbank, Expires 02/23/10*                           486,000             360
                                                                   -------------
Total Equity-Linked Warrants
   (Cost $136) ($ Thousands)                                                 360
                                                                   -------------
DEBENTURE BOND -- 0.0%

BRAZIL -- 0.0%
   Cia Vale do Rio Doce, Ser   1997
         0.000%, 09/30/49(E)                                   8              --
                                                                   -------------
Total Debenture Bond (Cost $0) ($ Thousands)                                  --
                                                                   -------------

                                                    Number Of
                                                      Rights
                                                  --------------
RIGHT -- 0.0%

HONG KONG -- 0.0%
   China Overseas Land &
      Investment, Expires 01/23/09*                           11               4
                                                                   -------------
Total Right (Cost $0) ($ Thousands)                                            4
                                                                   -------------

--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-------------------------------------------       --------------   -------------
AFFILIATED PARTNERSHIP -- 8.0%

UNITED STATES -- 8.0%
   SEI Liquidity Fund, L.P.,
      1.360%**+(F)                                    47,055,740   $      45,964
                                                                   -------------
Total Affiliated Partnership
   (Cost $47,056) ($ Thousands)                                           45,964
                                                                   -------------
Total Investments -- 107.9%
   (Cost $882,186) ($ Thousands) ++                                $     617,133
                                                                   =============

A summary of the outstanding forward foreign currency contracts held by the Fund at December 31, 2008, is as follows:

                Currency       Currency       Unrealized
                to Deliver    to Receive     Depreciation
Maturity Date   (Thousands)   (Thousands)   ($ Thousands)
-------------   -----------   -----------   -------------
1/2/09-1/5/09   USD     698   PHP  33,148       $ (1)
1/5/09          ZAR   5,158   USD     532        (26)
1/6/09          EGP     134   USD      24         --
1/6/09          INR   4,092   USD      84         --
1/6/09          TWD  11,345   USD     344         (1)
                                                ----
                                                $(28)
                                                ====

     Percentages are based on a Net Assets of $571,811($ Thousands).

*    Non-income producing security

**   Rate shown is the 7-day effective yield as of December 31, 2008.

+    Affiliated security

(1)  In U.S. dollars unless otherwise indicated.

(A) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2008 was $405,973 ($ Thousands) and represented 71.0%of Net Assets.

(B) This security or a partial position of this security is on loan at December 31, 2008. The total market value of securities on loan at December 31, 2008 was $46,610 ($ Thousands).

(C) Securities considered illiquid. The total market value of such securities as of December 31, 2008 was $582 ($ Thousands) and represented 0.1% of Net Assets.

(D)  Real Estate Investments Trust

(E) Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2008. The date reported on the Schedule of Investments is the next reset date.

(F) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2008 was $45,964 ($ Thousands).

++ At December 31, 2008, the tax basis cost of the Fund's investments was $882,186 ($ Thousands), and the unrealized appreciation and depreciation were $22,258 ($ Thousands) and ($287,311)($ Thousands) respectively.

ADR -- American Depositary Receipt
BDR -- Brazilian Depositary Receipt
BRL -- Brazilian Real
Cl -- Class
EGP -- Egyptian Pound
GDR -- Global Depositary Receipt
HKD -- Hong Kong Dollar
INR -- Indian Rupee
L.P. -- Limited Partnership
NVDR -- Non-Voting Depositary Receipt
PDR -- Philippine Depositary Receipt
PHP -- Philippine Peso Ser -- Series
TWD -- Taiwan Dollar USD -- U.S. Dollar
ZAR -- South African Rand

Amounts designated as "--" are $0 or have been rounded to $0.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund
December 31, 2008

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-------------------------------------------       --------------   -------------
GLOBAL BONDS -- 70.7%

AUSTRALIA -- 0.6%
   Australia Government Bond
         6.500%, 05/15/13                                    460   $         360
         6.250%, 04/15/15                                    300             240
         6.000%, 02/15/17                                  1,810           1,447
   FMG Finance
         9.750%, 09/01/13                     EUR            350             248
   Macquarie Bank, Ser E MTN
         5.500%, 03/19/09(A)                  GBP            336             357
   Rio Tinto Finance USA
         5.875%, 07/15/13                                    795             633
                                                                   -------------
                                                                           3,285
                                                                   -------------
AUSTRIA -- 0.1%
   Telekom Finanzmanagement MTN
         5.000%, 07/22/13                                    401             529
                                                                   -------------
BELGIUM -- 1.4%
   Kingdom of Belgium, Ser 31
         5.500%, 03/28/28                                  2,872           4,737
   Kingdom of Belgium, Ser 48
         4.000%, 03/28/22                                  2,100           2,945
                                                                   -------------
                                                                           7,682
                                                                   -------------
BRAZIL -- 0.3%
   Federal Republic of Brazil
         8.250%, 01/20/34                                    920           1,125
   Vale Overseas
         6.875%, 11/21/36                                    301             273
                                                                   -------------
                                                                           1,398
                                                                   -------------
CANADA -- 2.6%
   Bell Canada MTN
         5.000%, 02/15/17                                    270             185
   Canadian Natural Resources
         5.150%, 02/01/13                                    175             162
   Canadian Pacific Railway
         6.500%, 05/15/18                                    130             114
   Government of Canada
         5.000%, 06/01/37                                  4,585           4,748
         4.250%, 06/01/18                                    525             480
         3.750%, 06/01/12                                  6,050           5,262
   Province of Ontario
         4.700%, 06/02/37                                  1,375           1,113
   Province of Ontario Canada
         4.200%, 03/08/18                                  1,950           1,594
   YPG Holdings MTN
         5.250%, 02/15/16                                    665             479
                                                                   -------------
                                                                          14,137
                                                                   -------------
CAYMAN ISLANDS -- 1.0%
   Dar Al-Arkan International
         6.885%, 01/16/09(A)                                 825             701
   Mizuho Capital Investment
         5.020%, 06/30/09(A)                  EUR          1,850           1,629
   MUFG Capital Finance 2
         4.850%, 01/25/09(A)                  EUR          1,481           1,169

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-------------------------------------------       --------------   -------------
   Pacific Life Funding, Ser E MTN
         5.500%, 05/14/09                     EUR            691   $         962
   Resona Preferred Global Securities
         7.191%,
            07/30/09(A)(B)                                   443             211
   Yorkshire Power Finance
         7.250%, 08/04/28                     GBP            408             588
                                                                   -------------
                                                                           5,260
                                                                   -------------
CHILE -- 0.1%
   Nacional del Cobre de Chile -
      CODELCO
         6.150%, 10/24/36(B)                                 640             561
                                                                   -------------
DENMARK -- 1.6%
   Danica Pension
         4.350%, 10/29/49                     EUR          1,980           2,287
   Danske Bank, Ser E MTN
         5.875%, 03/26/09(A)                  EUR            540             695
   Kingdom of Denmark
         6.000%, 11/15/11                                  4,240             863
         4.000%, 11/15/17                                  8,310           1,630
   Nykredit
         5.000%, 04/01/09(A)                              19,049           3,325
                                                                   -------------
                                                                           8,800
                                                                   -------------
FINLAND -- 0.7%
   Finland Government Bond
         4.250%, 09/15/12                                  2,750           3,991
                                                                   -------------
FRANCE -- 5.3%
   AXA, Ser E MTN
         5.777%, 07/06/09(A)                               1,100             803
   BNP Paribas, Ser E
         8.667%, 09/11/09(A)                                 100             119
         4.750%, 04/04/11                                    400             562
   Caisse Nationale des Caisses
      d'Epargne et de Prevoyance,
      Ser E MTN
         6.117%, 10/30/09(A)                                 100              75
         4.750%, 02/01/09(A)                                 200             136
   Caisse Refinancement de l'Habitat
         4.250%, 10/25/14                                    332             461
   CIE Financement Foncier
         4.625%, 09/23/17                                  1,400           1,973
   CMA CGM Registered
         5.500%, 05/16/12                                    170             109
   Compagnie De St Gobain, Ser E
      MTN
         3.012%, 04/14/09(A)                                 350             402
   Credit Logement MTN
         4.604%, 03/16/09(A)                                 350             282
         3.929%, 03/15/09(A)                                 150             150
   EDF MTN
         6.875%, 12/12/22                                    300             458
   Government of France
         5.750%, 10/25/32                                  3,795           6,722
         4.750%, 04/25/35                                  3,640           5,831
         3.750%, 04/25/21                                  2,430           3,400
         3.500%, 04/25/15                                  3,600           5,157

--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2008

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-------------------------------------------       --------------   -------------
   Groupe Danone MTN
         5.250%, 05/06/11                                    400    $        565
   Lafarge
         6.150%, 07/15/11                                    800             697
   Natixis
         6.307%, 10/18/09(A)                                 150              77
   Natixis, Ser E
         5.171%, 01/26/09(A)                                 300             287
   Societe Generale, Ser E MTN
         3.844%, 03/09/09(A)                                 200             230
   Veolia Environnement, Ser E MTN
         6.125%, 10/29/37                     GBP            200             253
         5.250%, 06/03/13                                    585             542
                                                                   -------------
                                                                          29,291
                                                                   -------------
GERMANY -- 7.6%
   Bayer MTN
         5.000%, 07/29/09(A)                                 718             745
   Bayer, Ser E MTN
         5.625%, 05/23/18                     GBP            150             205
         2.862%, 04/14/09(A)                                 250             345
   Bayerische Landesbank, Ser E
      MTN
         4.500%, 02/07/09(A)                               1,000           1,112
   Bundesobligation
         4.000%, 10/11/13                                  6,800          10,151
   Bundesobligation Inflation Linked
         2.250%, 04/15/13                                    300             422
   Bundesrepublik Deutschland
         3.750%, 07/04/13                                  3,100           4,566
         3.750%, 01/04/19                                  4,400           6,538
         3.750%, 01/04/19                                    100             148
   Bundesrepublik Deutschland,
      Ser 03
         4.750%, 07/04/34                                  2,460           3,948
   Bundesrepublik Deutschland,
      Ser 04
         3.750%, 01/04/15                                    180             267
   Bundesrepublik Deutschland,
      Ser 06
         4.000%, 07/04/16                                    120             180
   Bundesrepublik Deutschland,
      Ser 07
         4.250%, 07/04/39                                  2,875           4,539
   Bundesschatzanweisungen
         2.250%, 12/10/10                                  2,750           3,857
   Commerzbank, Ser E MTN
         4.125%, 09/13/09(A)                                 400             489
   Deutsche Boerse
         7.500%, 06/13/09(A)                                 250             275
   KFW
         4.700%, 06/02/37                     CAD          2,080           1,638
         1.350%, 01/20/14                     JPY        250,000           2,757
                                                                   -------------
                                                                          42,182
                                                                   -------------
GREECE -- 2.0%
   Hellenic Republic 15 Year Bond
         4.600%, 07/20/18                                  6,275           8,288
   Hellenic Republic 30 Year Bond
         4.500%, 09/20/37                                  2,700           3,025
                                                                   -------------
                                                                          11,313
                                                                   -------------

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-------------------------------------------       --------------   -------------
IRELAND -- 1.1%
   Anglo Irish Bank, Ser E MTN
         3.469%, 03/25/09(A)                                 450   $         442
         3.405%, 03/19/09(A)                                 200             164
   Ardagh Glass Group PIK
         10.750%, 03/01/15                                   293             142
   Depfa ACS Bank MTN
         4.250%, 12/15/09                                    210             288
   GE Capital European Funding,
      Ser E MTN
         4.375%, 03/30/11                                    400             548
   GE Capital UK Funding, Ser E
      MTN
         5.125%, 03/03/15                     GBP          1,875           2,489
   Hypo Real Estate International
      Trust I
         5.864%, 06/14/09(A)                               1,000              70
   Irish Nationwide Building Society,
      Ser E MTN
         4.348%, 02/18/09(A)                                 300             410
   TransCapit (Transneft) Registered
         7.700%, 08/07/13                                  1,124             821
         5.381%, 06/27/12                                    600             592
   UT2 Funding
         5.321%, 06/30/16                                    390             230
                                                                   -------------
                                                                           6,196
                                                                   -------------
ITALY -- 2.9%
   Banca Italease, Ser E MTN
         4.994%, 02/02/09(A)                                 150             172
   Banca Popolare di Milano
         9.000%, 06/25/09(A)                                 200             189
   Banco Popolare Scarl, Ser E MTN
         4.942%, 02/09/09(A)                               1,350           1,532
   Buoni Poliennali Del Tesoro
         5.750%, 02/01/33                                  4,170           6,198
         2.350%, 09/15/19                                    850           1,119
   IFIL - Investments
         5.375%, 06/12/17                                    200             182
   Intesa Sanpaolo, Ser E MTN
         6.375%, 11/12/09(A)                  GBP            300             406
   Italy Buoni Poliennali Del Tesoro
         4.500%, 03/01/19                                  1,300           1,806
   SanPaolo IMI, Ser E MTN
         6.375%, 04/06/10                                  2,150           3,018
   Unicredito Italiano, Ser E MTN
         4.500%, 09/22/19                                  1,300           1,547
                                                                   -------------
                                                                          16,169
                                                                   -------------
JAPAN -- 15.3%
   Aiful
         6.000%, 12/12/11(B)                                 534             216
   East Japan Railway, Ser E MTN
         4.750%, 12/08/31                     GBP          1,000           1,307
   Fukoku Mutual Life Insurance
         4.500%, 09/28/09(A)                  EUR            500             614
   Government of Japan 15 Year
      Bond, Ser 35
         0.750%, 01/20/09(A)                             240,500           2,394

--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund
December 31, 2008

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-------------------------------------------       --------------   -------------
   Government of Japan 15 Year
      Bond, Ser 39
         1.220%, 03/20/21                                149,000   $       1,623
   Government of Japan 20 Year
      Bond, Ser 48
         2.500%, 12/21/20                                953,000          11,670
   Government of Japan 20 Year
      Bond, Ser 76
         1.900%, 03/20/25                                126,000           1,442
   Government of Japan 20 Year
      Bond, Ser 99
         2.100%, 12/20/27                              1,126,500          13,181
         2.100%, 12/20/27                                231,300           2,707
   Government of Japan 5 Year
      Bond, Ser 75
         1.100%, 09/20/13                                721,100           8,114
   Government of Japan CPI Linked
      Bond, Ser 10
         1.100%, 12/10/16                              2,230,000          21,377
   Government of Japan CPI Linked
      Bond, Ser 13
         1.300%, 09/10/17                                111,600           1,077
   Government of Japan CPI Linked
      Bond, Ser 14
         1.200%, 12/10/17                                450,191           4,306
   Government of Japan CPI Linked
      Bond, Ser 15
         1.400%, 03/10/18                                 94,793             917
   Government of Japan CPI Linked
      Bond, Ser 5
         0.800%, 09/10/15                                511,413           4,903
   Japan Finance for Municipal
      Enterprises
         2.000%, 05/09/16                                540,000           6,222
   Resona Bank MTN
         4.125%, 09/27/09(A)                  EUR          1,000             742
   Sumitomo Mitsui Banking MTN
         5.625%,
            04/15/09(A)(B)                                   228            169
         4.375%, 10/27/09(A)                  EUR            830           1,131
         4.375%, 10/15/09(A)                  EUR            460             361
                                                                   -------------
                                                                          84,473
                                                                   -------------
JERSEY -- 0.0%
   EFG Hellas Funding, Ser B
         4.565%, 11/02/09(A)                                 250             127
   HBOS Capital Funding
         4.939%, 05/23/09(A)                                 250             150
                                                                   -------------
                                                                             277
                                                                   -------------
LUXEMBOURG -- 0.9%
   ArcelorMittal
         5.375%, 06/01/13(B)                                 800             584
   Basell AF SCA Registered
         8.375%, 08/15/15(C)                                 173               7
   Dexia Funding
         4.892%, 11/02/09(A)                                 811             507
   Gaz Capital
         6.212%, 11/22/16(B)                                 230             153
   Gaz Capital (Gazprom), Ser E MTN
         6.580%, 10/31/13                     GBP            150             161

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-------------------------------------------       --------------   -------------
   Glencore Finance Europe, Ser E
      MTN
         7.125%, 04/23/15                                    300   $         186
         6.500%, 02/27/19                     GBP            400             216
   Sogerim, Ser E MTN
         7.500%, 04/20/11                                  2,050           2,821
   Tyco International Group
         6.000%, 11/15/13                                    331             311
                                                                   -------------
                                                                           4,946
                                                                   -------------
MEXICO -- 0.7%
   Mexican Bonos, Ser M10
         7.750%, 12/14/17                                 25,415           1,809
         7.250%, 12/15/16                                  2,135             148
   Mexican Bonos, Ser M20
         10.000%, 12/05/24                                 1,675             139
         8.000%, 12/07/23                                 15,540           1,098
   Mexican Bonos, Ser MI10
         9.000%, 12/20/12                                 10,000             756
                                                                   -------------
                                                                           3,950
                                                                   -------------
NETHERLANDS -- 2.9%
   Adecco International Financial
      Services
         4.500%, 04/25/13                                  1,200           1,514
   Aegon
         4.750%, 06/01/13                                    250             214
   Allianz Finance II
         6.125%, 05/31/09(A)                               1,000           1,303
   ASML Holding
         5.750%, 06/13/17                                    400             339
   Asset Repackaging Trust, Ser E
      PIK MTN
         10.262%, 12/21/11(A)                                311             432
   BMW Finance, Ser E MTN
         5.000%, 08/06/18                                    383             464
   Boats Investments, Ser E MTN
         11.000%, 03/31/17                                   278             105
   Eureko
         5.125%, 06/24/09(A)                                 450             354
   Generali Finance
         5.479%, 02/08/09(A)                                 450             384
   Government of Netherlands
         7.500%, 01/15/23                                  2,493           4,877
   Iberdrola International, Ser E MTN
         4.875%, 02/18/13                                    800           1,100
   ING Bank, Ser E MTN
         5.500%, 01/04/12                                    236             321
         4.176%, 06/08/09(A)                                 382             325
   ING Verzekeringen
         6.250%, 06/21/09(A)                               1,000           1,182
   Linde Finance
         8.125%, 01/14/09(A)                  GBP            125             155
         7.375%, 07/14/09(A)                                 300             323
         6.750%, 12/08/15                                    200             284
   Rabobank Nederland, Ser E MTN
         4.125%, 04/04/12                                  1,250           1,742
   RWE Finance BV MTN
         6.625%, 01/31/19                                    150             219
   Siemens Financieringsmat
         6.125%, 09/14/09(A)                  GBP            275             285
                                                                   -------------
                                                                          15,922
                                                                   -------------

--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2008

                                                  Face Amount(1)   Market Value
Description                                         (Thousands)    ($ Thousands)
-------------------------------------------       --------------   -------------
NORWAY -- 0.6%
   DDI Holding
         10.000%, 03/15/12                                 2,000   $         114
   Eksportfinans MTN
         4.375%, 09/20/10                     EUR          1,815           2,584
   MPU Offshore Lift
         0.000%, 12/22/11(C)                               1,500               4
   Petrojack
         12.050%, 02/27/09(A)                              2,000             171
         11.000%, 04/19/10                                 1,000              86
   Petrolia Drilling
         12.000%, 06/20/12                                 1,000              50
   Sevan Drilling
         9.400%, 06/09/09(A)                               2,000             171
                                                                   -------------
                                                                           3,180
                                                                   -------------
PERU -- 0.2%
   Republic of Peru
         9.875%, 02/06/15                                    625             718
         8.375%, 05/03/16                                    255             275
                                                                   -------------
                                                                             993
                                                                   -------------
POLAND -- 0.5%
   Republic of Poland
         5.625%, 06/20/18                     EUR          1,275           1,769
         5.500%, 10/25/19                                  2,535             863
         5.250%, 04/25/13                                    242              82
                                                                   -------------
                                                                           2,714
                                                                   -------------
RUSSIA -- 0.4%
   Gazprom OAO
         9.625%, 03/01/13                                    470             428
         7.288%, 08/16/37                                    500             295
   RS Finance (RSB)
         6.825%, 09/16/09                     EUR            300             330
   RSHB Capital
         7.750%, 05/29/18(B)                               1,712           1,104
   Steel Capital (Severstal)
         9.750%, 07/29/13(B)                                 540             286
                                                                   -------------
                                                                           2,443
                                                                   -------------
SOUTH AFRICA -- 0.6%
   Foodcorp Registered
         8.875%, 06/15/12                     EUR            330             239
   Republic of South Africa
         13.000%, 08/31/10                                25,000           2,939
                                                                   -------------
                                                                           3,178
                                                                   -------------
SPAIN -- 0.1%
   Mapfre
         5.921%, 07/24/09(A)                                 350             196
   Santander Issuances, Ser E                 MTN
         5.296%, 01/26/09(A)                                 250             310
                                                                   -------------
                                                                             506
                                                                   -------------
SUPRA-NATIONAL -- 4.4%
   European Investment Bank
         6.000%, 08/14/13                     AUD            700             508
         1.400%, 06/20/17                     JPY      2,198,000          23,634

                                                  Face Amount(1)   Market Value
Description                                         (Thousands)    ($ Thousands)
-------------------------------------------       --------------   -------------
   WT Finance
         3.625%, 06/27/12                     EUR            150   $         155
                                                                   -------------
                                                                          24,297
                                                                   -------------
SWEDEN -- 0.5%
   Kingdom of Sweden, Ser 1046
         5.500%, 10/08/12                                  9,550           1,368
   Svenska Handelsbanken, Ser E
      MTN
         5.290%, 01/19/09(A)                  EUR            500             664
         4.194%, 12/16/09(A)                  EUR            467             421
   Swedbank, Ser E MTN
         5.750%, 03/17/09(A)                  GBP            420             326
                                                                   -------------
                                                                           2,779
                                                                   -------------
SWITZERLAND -- 0.4%
   UBS MTN
         6.625%, 04/11/18                     GBP            150             233
         6.250%, 09/03/13                     EUR            200             283
         5.875%, 12/20/17                                    800             735
         5.375%, 04/11/11                     EUR            400             558
         4.395%, 02/17/09(A)                  EUR            500             572
                                                                   -------------
                                                                           2,381
                                                                   -------------
UNITED ARAB EMIRATES -- 1.0%
   Emirate of Abu Dhabi
         5.500%, 08/02/12(B)                               3,000           3,318
   Nakheel Development
         3.173%, 12/14/09                                  1,285           1,086
   National Bank of Abu Dhabi, Ser E
      MTN
         5.875%, 02/27/12                      GBP           950           1,307
                                                                   -------------
                                                                           5,711
                                                                   -------------
UNITED KINGDOM -- 8.6%
   Abbey National Treasury Services
         5.375%, 12/30/09                                    389             563
   Abbey National Treasury Services,
      Ser E MTN
         4.250%, 04/12/21                                  1,350           1,690
   AIB UK 1
         4.781%, 12/17/09(A)                                 194              62
   Anglian Water Services Financing,
      Ser A5 MTN
         6.293%, 07/30/30                                    500             681
   Anglian Water Services Financing,
      Ser E MTN
         5.250%, 10/30/15                                    280             396
         4.625%, 10/07/13                                  1,450           1,915
   Bank of Ireland Holdings, Ser 1
      MTN
         7.400%, 03/07/09(A)                                 550             283
   Bank of Scotland, Ser E MTN
         4.750%, 06/08/22                                  1,275           1,608
   Barclays Bank, Ser E MTN
         6.750%, 01/16/09(A)                                 350             458
         6.000%, 01/23/18                                    471             613
         5.750%, 09/14/26                                    274             335
   BAT International Finance MTN
         5.875%, 03/12/15                                    200             262
   British Telecommunications
         5.750%, 12/07/28                                    111             111

--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund
December 31, 2008

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-------------------------------------------       --------------   -------------
   Brixton
         5.250%, 10/21/15(D)                                 280   $         287
   Cattles
         7.125%, 07/05/17                                    100              14
   Centrica MTN
         7.125%, 12/09/13                                    400             573
   Centrica, Ser E MTN
         7.000%, 09/19/33                                    200             277
   Chester Asset Receivables, Ser A
         6.125%, 10/15/10                     EUR          2,160           2,911
   Diageo Finance MTN
         6.625%, 12/05/14                                    200             286
   Friends Provident
         7.747%, 05/21/09(A)(E)                              413             320
   Getin Finance, Ser E MTN
         6.592%, 02/09/09(A)                                 200             260
   Hammerson
         5.250%, 12/15/16(D)                                 280             271
   HBOS, Ser E MTN
         6.050%, 11/23/09(A)                  EUR            405             330
         5.125%, 10/14/09(A)                  EUR          1,136             935
         4.875%, 03/12/09(A)                  EUR          1,000             820
   Imperial Tobacco Finance MTN
         7.250%, 09/15/14                                    150             190
   Ineo's Group Holdings
         7.875%, 02/15/16                     EUR            111              22
   Lloyds TSB Bank, Ser E MTN
         6.625%, 03/30/15                                    214             307
         6.350%, 02/25/09(A)                                 391             387
         4.385%, 05/12/09(A)                                 200             159
   Marks & Spencer, Ser E MTN
         5.625%, 03/24/14                                    268             330
   National Westminster Bank
         6.500%, 09/07/21                                    220             293
   Nationwide Building Society, Ser E
      MTN
         3.375%, 08/17/09(A)                                 580             690
         3.125%, 01/26/10                                    352             473
   Northern Rock
         6.024%, 01/13/09(A)(E)                               50              44
         5.625%, 06/22/17(B)                               2,550           2,308
   Northumbrian Water Finance
         6.000%, 10/11/17                                    500             724
   Old Mutual, Ser E MTN
         4.500%, 01/18/09(A)                                 250             157
   RBS Capital Trust A
         6.467%, 06/30/09(A)                                 400             256
   Rexam, Ser E MTN
         4.375%, 03/15/13                                    600             661
   Royal Bank of Scotland MTN
         4.125%, 11/14/11                                    469             702
         3.492%, 04/03/09(A)                                 150              77
   Scottish & Southern Energy MTN
         6.250%, 08/27/38                                    150             203
   Southern Gas Networks, Ser A1 MTN
         5.285%, 01/21/09(A)                                 300             408
   Standard Chartered Bank, Ser E MTN
         5.875%, 09/26/17                                    500             575
         3.625%, 02/03/09(A)                                 400             482

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-------------------------------------------       --------------   -------------
   Tesco, Ser E MTN
         5.875%, 09/12/16                                    300   $         398
   United Kingdom Gilt
         4.250%, 12/07/49                                    700           1,099
   United Kingdom Treasury
         8.750%, 08/25/17                                  3,480           7,070
         5.000%, 03/07/12                                     60              93
         5.000%, 03/07/18                                  3,660           6,091
         4.500%, 12/07/42                                    785           1,284
         4.250%, 12/07/46                                  1,100           1,743
   Vodafone Group, Ser E MTN
         5.900%, 11/26/32                                    276             329
         4.250%, 05/27/09                     EUR            400             554
   W&DB Issuer, Ser B1
         5.641%, 01/15/09(A)                                  60              51
   Westpac New Zealand
         7.750%, 03/08/10                     NZD          5,000           3,011
   Zurich Finance, Ser E MTN
         6.700%, 10/02/09(A)(E)                              260             254
                                                                   -------------
                                                                          47,686
                                                                   -------------
UNITED STATES -- 6.3%
   American International Group, Ser A3
         4.875%, 03/15/09(A)                  EUR            800             272
   AT&T
         5.600%, 05/15/18                                    415             423
   BA Covered Bond Issuer, Ser E
      MTN
         4.125%, 04/05/12                     EUR          3,100           4,238
   Banca Popolare di Bergamo Capital Trust
         8.364%, 02/15/09(A)                  EUR            475             492
   Banca Popolare Lodi Trust
         6.742%, 06/30/09(A)                  EUR            955             664
   Bank of America
         5.750%, 12/01/17                                    395             394
         5.650%, 05/01/18                                    350             352
   Bank of America, Ser E MTN
         5.125%, 09/26/14                                    250             336
   Bear Stearns
         7.625%, 12/07/09                                    243             248
         3.250%, 03/25/09                                    721             718
   BNP Paribas Capital Trust III
         6.625%, 10/23/09(A)                               1,000           1,154
   Cablevision Systems, Ser B
         8.000%, 04/15/12                                    235             209
   CBS
         7.700%, 07/30/10                                    440             430
   Chesapeake Energy
         6.250%, 01/15/17                     EUR            400             334
   CIT Group MTN
         5.125%, 09/30/14                     GBP             75              54
   Citigroup
         5.500%, 04/11/13                                    995             969
         4.750%, 02/10/09(A)                  EUR          1,000           1,000
         4.625%, 08/03/10(F)                                 400             393
   Comcast
         6.950%, 08/15/37                                  1,060           1,116
   Commerzbank Capital Funding Trust I
         5.012%, 04/12/09(A)                  EUR            350             163

--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2008

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-------------------------------------------       --------------   -------------
   Countrywide Financial MTN
         5.800%, 06/07/12                                    507   $         494
   Countrywide Home Loan, Ser L MTN
         4.000%, 03/22/11                                      9               9
   Deutsche Bank Capital Trust IV MTN
         5.330%, 09/19/09(A)                                 400             245
   Dubai Islamic Bank
         1.855%, 03/22/12                                  1,050             735
   Dynegy Holdings
         8.375%, 05/01/16                                    230             163
   Electronic Data Systems, Ser B
         6.000%, 08/01/13                                    474             491
   Fisher Scientific International
         6.125%, 07/01/15                                     71              63
   General Electric Capital
         5.625%, 05/01/18                                    745             752
   Genworth Financial
         1.600%, 06/20/11                     JPY         89,000             432
   Goldman Sachs Group MTN
         7.350%, 10/01/09                                    283             286
         7.125%, 08/07/25                                    200             257
         6.500%, 10/06/10                                    250             340
         5.375%, 02/15/13                                    200             250
         5.060%, 02/04/09(A)                  EUR            450             492
         4.750%, 01/28/14                                    396             458
         3.875%, 01/15/09                                    328             328
   Hertz
         8.875%, 01/01/14                                    221             136
   HSBC Finance, Ser E MTN
         6.125%, 01/22/10                     GBP            334             486
   HVB Funding Trust VIII
         7.055%, 03/28/09(A)                               1,600             845
   JP Morgan Chase Capital XXV
         6.800%, 10/01/37                                    340             314
   JPMorgan Chase Bank
         4.625%, 05/29/09(A)                  EUR            500             591
   JPMorgan Chase, Ser E MTN
         4.375%, 11/12/09(A)                               1,000           1,106
   L-3 Communications, Ser B
         6.375%, 10/15/15                                    100              93
   Merrill Lynch MTN
         6.750%, 05/21/13                                    150             190
   Merrill Lynch, Ser E MTN
         4.625%, 10/02/13                     EUR            550             636
   Morgan Stanley MTN
         6.000%, 04/28/15                                    630             544
   Morgan Stanley, Ser E
         5.450%, 01/09/17                                    580             478
         3.750%, 03/01/13                                  1,000           1,055
   Oracle
         5.750%, 04/15/18                                    752             787
   Owens Corning
         6.500%, 12/01/16                                  1,330             963
   Pfizer
         1.800%, 02/22/16                     JPY        110,000           1,210
   Philip Morris International
         4.875%, 05/16/13                                    345             346
   Qwest
         7.625%, 06/15/15                                    560             459

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-------------------------------------------       --------------   -------------
   Qwest Communications International
         7.500%, 02/15/14                                    335   $         240
   Reynolds American
         7.625%, 06/01/16                                    377             314
         7.300%, 07/15/15                                    195             165
         7.250%, 06/01/12                                    572             531
   Schering-Plough
         5.375%, 10/01/14                     EUR            350             454
   SLM, Ser E MTN
         3.659%, 03/16/09(A)                  EUR            170             147
         3.529%, 03/16/09(A)                  EUR            300             299
   Sprint Capital
         8.750%, 03/15/32                                    203             137
   Verizon Communications
         5.250%, 04/15/13                                    315             316
   Verizon Wireless Capital
         8.750%, 12/18/15                                    400             568
   Wal-Mart Stores
         4.875%, 01/19/39                     GBP            238             285
   Western Union
         5.930%, 10/01/16                                    888             759
   Windstream
         8.625%, 08/01/16                                    220             195
   WM Covered Bond Program, Ser E MTN
         4.375%, 05/19/14                                    100             117
         3.875%, 09/27/11                                    250             314
   Wyndham Worldwide
         6.000%, 12/01/16                                    372             150
                                                                   -------------
                                                                          34,984
                                                                   -------------
Total Global Bonds (Cost $412,213) ($ Thousands)                         391,214
                                                                   -------------
MORTGAGE-BACKED SECURITIES -- 13.5%

BELGIUM -- 0.3%
   B-Arena, Ser 2006-1, Cl A
         5.100%, 01/22/09 (A)                              1,250           1,563
                                                                   -------------
IRELAND -- 0.1%
   Immeo Residential Finance, Ser 2, Cl A
         3.489%, 12/15/16 (A)                                482             491
   Talisman Finance, Ser 7, Cl H
         7.568%, 04/22/17 (A)                                488             156
                                                                   -------------
                                                                             647
                                                                   -------------
JAPAN -- 0.0%
   JLOC, Ser 37X, Cl B1
         1.457%, 01/15/15 (A)                             13,502             144
                                                                   -------------
NETHERLANDS -- 1.1%
   Beluga Master Issuer, Ser 2006-1, Cl A2
         5.048%, 01/28/09 (A)                              2,200           2,768
   Skyline, Ser 2007-1, Cl D
         5.810%, 01/22/09 (A)                                200             254
   Storm, Ser 2006-1, Cl A2
         5.110%, 01/22/09 (A)                              2,500           3,011
                                                                   -------------
                                                                           6,033
                                                                   -------------

--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund
December 31, 2008

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-------------------------------------------       --------------   -------------
UNITED KINGDOM -- 1.9%
   Arkle Master Issuer, Ser 2006-1X,
      Cl 5M1
         4.515%, 02/17/52                                    150   $         152
   Arran Residential Mortgages
      Funding, Ser 2006-1X, Cl BC
         5.521%, 04/14/09 (A)                                475             581
   Canary Wharf Finance, Ser II,
      Cl C2
         6.555%, 10/22/37 (A)                                200             129
   Eddystone Finance, Ser 2006-1,
      Cl B
         6.496%, 01/19/09 (A)                                100              96
   Eddystone Finance, Ser 2006-1,
      Cl C
         6.696%, 01/19/09 (A)                                100              89
   Gracechurch Mortgage Financing,
      Ser 2006-1, Cl C3
         4.423%, 02/20/09 (A)                                250             268
   Gracechurch Mortgage Financing,
      Ser 2007-1X, Cl 3A2
         4.253%, 11/20/56 (A)                              2,000           2,460
   Gracechurch Mortgage Financing,
      Ser 2007-1X, Cl 2D2
         4.553%, 02/20/09 (A)                                400             443
   Granite Master Issuer, Ser 2006-2,
      Cl A5
         2.942%, 01/20/09 (A)                              1,000             878
   Holmes Master Issuer, Ser 2007-
      1, Cl 3C2
         5.738%, 01/15/09 (A)                                150             143
   Leek Finance, Ser 15X, Cl BA
         3.275%, 03/21/37 (A)                                100              64
   London and Regional Debt
      Securitisation, Ser 1, Cl A
         6.420%, 01/15/09 (A)                                150             169
   Permanent Financing, Ser 5, Cl 3A
         2.349%, 03/10/09 (A)                              1,920           1,886
   Permanent Financing, Ser 7,
      Cl 3B
         3.608%, 03/10/09 (A)                              2,500           3,078
                                                                   -------------
                                                                          10,436
                                                                   -------------
UNITED STATES -- 10.1%
   American Home Mortgage Assets,
      Ser 2006-6, Cl A1A
         0.661%, 01/26/09 (A)                                374             155
   Banc of America Commercial
      Mortgage, Ser 2006-6, Cl A2
         5.309%, 10/10/45      505                                           417
   Banc of America Commercial
      Mortgage, Ser 2007-5, Cl A4
         5.492%, 10/10/17                                  1,200             878
   BCAP Trust, Ser 2007-AA1,
      Cl 1A1
         0.571%, 01/26/09 (A)                              1,738             992
   Bear Stearns Adjustable Rate
      Mortgage Trust, Ser 2004-6, Cl 3A
         5.425%, 02/25/09 (A)                                490             312

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-------------------------------------------       --------------   -------------
   Bear Stearns Adjustable Rate
      Mortgage Trust, Ser 2006-2, Cl 2A1
         5.650%, 02/25/09 (A)                                810   $         426
   Bear Stearns Commercial
      Mortgage Securities, Ser 2006-
      PW14, Cl A4
         5.201%, 12/11/38                                  2,775           2,264
   Citigroup Commercial Mortgage
      Trust, Ser 2007-C6, Cl A4
         5.700%, 02/10/09 (A)                              1,140             859
   Citigroup Commercial Mortgage
      Trust, Ser 2008-C7, Cl A4
         6.096%, 02/10/09 (A)                                405             313
   Citigroup Mortgage Loan Trust,
      Ser 2005-2, Cl 1A4
         5.117%, 02/25/09 (A)                              2,361           1,726
   Citigroup, Ser CD4, Cl A2B
         5.205%, 12/11/49                                  1,250           1,037
   Commercial Mortgage Asset Trust,
      Ser 1999-C1, Cl A3
         6.640%, 09/17/10                                    523             521
   Countrywide Alternative Loan
      Trust, Ser 2006-43CB, Cl 1A7
         6.000%, 01/31/37                                  3,038           1,606
   Countrywide Alternative Loan
      Trust, Ser 2006-OC8, Cl 2A1A
         0.561%, 01/26/09 (A)                                919             864
   Countrywide Home Loans,
      Ser 2003-56, Cl 5A1
         4.773%, 02/25/09 (A)                                539             397
   Credit Suisse First Boston
      Mortgage Securities, Ser 2002-
      CKS4, Cl A2
         5.183%, 11/15/36                                  1,930           1,764
   Credit Suisse First Boston
      Mortgage Securities, Ser 2003-
      CKS4, Cl A1
         4.485%, 11/15/36                                  1,454           1,379
   Credit Suisse Mortgage Capital
      Certificates, Ser 2006-C3, Cl A3
         5.827%, 02/15/09 (A)                              1,250           1,010
   Credit Suisse Mortgage Capital
      Certificates, Ser 2006-C5, Cl A3
         5.311%, 12/15/39                                  1,215             943
   Deutsche ALT-A Securities,
      Ser 2006-0A1, Cl A1
         0.671%, 01/26/09 (A)                                494             200
   Deutsche ALT-A Securities,
      Ser 2007-BAR1, Cl A1
         0.551%, 01/26/09 (A)                                912             868
   FNMA
         5.500%, 10/01/36                                  9,695           9,961
   GNMA TBA
         6.000%, 01/01/34                                  2,700           2,785
         5.500%, 02/15/34                                  1,100           1,128
   GSR Mortgage Loan Trust,
      Ser 2005-AR1, Cl 4A1
         5.138%, 02/25/09 (A)                                615             416
   GSR Mortgage Loan Trust,
      Ser 2006-0A1, Cl 2A1
         0.661%, 01/26/09 (A)                                465             226

--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2008

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-------------------------------------------       --------------   -------------
   GSR Mortgage Loan Trust,
      Ser 2007-AR2, Cl 2A1
         5.497%, 02/25/09 (A)                              2,751   $       1,718
   JP Morgan Chase Commercial
      Mortgage Securities, Ser 2005-
      CDP5, Cl A4
         5.179%, 02/15/09 (A)                              1,220             978
   JP Morgan Chase Commercial
      Mortgage Securities, Ser 2006-
      CB17, Cl A4
         5.429%, 12/12/43                                    840             638
   JP Morgan Chase Commercial
      Mortgage Securities, Ser 2007-
      CB18, Cl A4
         5.440%, 06/12/47                                  1,380             996
   JP Morgan Mortgage Trust,
      Ser 2004-A5, Cl 3A1
         5.303%, 02/25/09 (A)                                624             445
   Keybank, Ser 2000-C1, Cl A2
         7.727%, 02/15/09 (A)                              2,400           2,400
   LB Commercial Conduit Mortgage
      Trust, Ser 2007-C3, Cl A4
         5.936%, 02/15/09 (A)                                185             142
   LB-UBS Commercial Mortgage
      Trust, Ser 2007-C6, Cl A4
         5.858%, 02/15/09 (A)                                345             245
   LB-UBS Commercial Mortgage
      Trust, Ser 2007-C7, Cl A1A
         4.475%, 10/15/29                                  2,766           2,429
   LB-UBS Commercial Mortgage
      Trust, Ser 2008-C1, Cl A4
         5.156%, 02/15/31                                  1,530           1,215
   LB-UBS Commercial Mortgage
      Trust, Ser 2008-C1, Cl A2
         6.150%, 02/15/09 (A)                                930             714
   Merrill Lynch/Countrywide
      Commercial Mortgage Trust,
      Ser 2006-3, Cl A4
         5.414%, 02/12/09 (A)                              1,165             917
   Morgan Stanley Capital I,
      Ser 2006-IQ12, Cl A4
         5.332%, 12/15/43                                  2,560           1,926
   Morgan Stanley Capital I,
      Ser 2006-IQ16, Cl A4
         5.809%, 12/12/49                                  1,300             973
   Morgan Stanley Capital I,
      Ser 2007-HQ13, Cl A3
         5.569%, 12/15/44                                  1,925           1,412
   Salomon Brothers Mortgage
      Securities, Ser 2000-C1, Cl A2
         7.520%, 02/18/09 (A)                              2,230           2,226
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2006-C25, Cl A4
         5.740%, 02/15/09 (A)                                395             314
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2006-C27, Cl A3
         5.765%, 02/15/09 (A)                              1,150             919

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-------------------------------------------       --------------   -------------
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2006-C29, Cl A4
         5.308%, 11/15/48                                    305   $         229
   Washington Mutual Alternative Mortgage
      Pass-Through Certificates,
      Ser 2007-0A3, Cl 4A1
         3.026%, 02/25/09 (A)                                501             221
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2006-AR10, Cl 3A2
         6.086%, 02/25/09 (A)                                445             241
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2006-AR18, Cl 3A2
         5.542%, 02/25/09 (A)                              1,120             602
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2007-HY1, Cl 3A2
         5.881%, 02/25/09 (A)                                423             260
                                                                   -------------
                                                                          55,607
                                                                   -------------
Total Mortgage-Backed Securities
   (Cost $89,900) ($ Thousands)                                           74,430
                                                                   -------------
ASSET-BACKED SECURITIES -- 4.7%

FRANCE -- 0.4%
   Auto Compartiment, Ser 2006-1, Cl B
         5.171%, 01/26/09 (A)                                500             524
   Auto Compartiment, Ser 2007-1, Cl A
         4.131%, 02/25/09 (A) 1,000                                        1,271
   FCC Sparc, Ser 2005-1, Cl B
         5.688%, 07/15/11                                    400             531
                                                                   -------------
                                                                           2,326
                                                                   -------------
GERMANY -- 0.1%
   COMIT, Ser 1, Cl C
         3.319%, 03/30/09 (A)                                 79             100
   Prime Bricks, Ser 2007-1, Cl B
         5.160%, 01/30/09 (A)                                350             446
   Prime Bricks, Ser 2007-1, Cl C
         5.360%, 01/30/09 (A)                                100             125
                                                                   -------------
                                                                             671
                                                                   -------------
IRELAND -- 0.0%
   Mermaid Secured Finance,
      Ser 2007-1, Cl D
         5.160%, 01/30/09 (A)                                100             128
   Mermaid Secured Finance,
      Ser 2007-1, Cl C
         5.360%, 01/30/09 (A)                                100             123
                                                                   -------------
                                                                             251
                                                                   -------------
JERSEY -- 0.0%
   Whinstone Capital Management,
      Ser 1X, Cl B1
         6.854%, 01/26/09 (A)                                140              19
                                                                   -------------

--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund
December 31, 2008

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-------------------------------------------       --------------   -------------
NETHERLANDS -- 0.6%
   Amstel Corporate Loan Offering,
      Ser 2007-1, Cl A2
         3.199%, 03/25/09 (A)                              1,000   $       1,296
   Lambda Finance, Ser 2005-1X,
      Cl A2
         4.485%, 02/17/09 (A)                              1,500           1,911
                                                                   -------------
                                                                           3,207
                                                                   -------------
SPAIN -- 0.3%
   FTA Santander Auto, Ser 1, Cl A
         4.080%, 02/25/09 (A)                                805           1,090
   Santander Consumer Finance,
      Ser 2007-1, Cl A
         3.275%, 09/20/22                                    427             561
                                                                   -------------
                                                                           1,651
                                                                   -------------
UNITED KINGDOM -- 0.6%
   Metrix Funding, Ser 1X, Cl A2
      4.802%, 02/10/09 (A)                                 2,500           3,159
                                                                   -------------
UNITED STATES -- 2.7%
   Chase Manhattan Auto Owner
      Trust, Ser 2005-B, Cl A4
         4.880%, 06/15/12                                  1,999           1,991
   Citibank Credit Card Issuance
      Trust, Ser A4, Cl A4
         5.375%, 04/11/11                     EUR          1,900           2,546
   Countrywide Asset-Backed
      Certificates, Ser 2007-2, Cl 2A1
         0.521%, 01/26/09 (A)                              1,740           1,562
   Ford Credit Auto Owner Trust,
      Ser 2006-C, Cl A3
         5.160%, 11/15/10                                  2,215           2,191
   Home Equity Asset Trust,
      Ser 2007-2, Cl 2A1
         0.581%, 01/26/09 (A)                                568             473
   MBNA Credit Card Master Note
      Trust, Ser 2006, Cl A1
         4.900%, 07/15/11                                  1,030           1,029
   SLM Student Loan Trust,
      Ser 2004-2, Cl A5
         5.101%, 01/26/09 (A)                              1,000           1,103
   SLM Student Loan Trust,
      Ser 2008-5, Cl A4
         5.235%, 07/25/23                                    900             778
         4.635%, 10/25/16                                    800             761
   SLM Student Loan Trust,
      Ser 2008-5, Cl A3
         4.835%, 01/25/18                                    900             816
   Soundview Home Equity Loan
      Trust, Ser 2007-NS1, Cl A1
         0.591%, 01/26/09 (A)                              1,209           1,062
   Structured Asset Investment Loan
      Trust, Ser 2006-BNC3, Cl A2
         0.511%, 01/26/09 (A)                                615             576
                                                                   -------------
                                                                          14,888
                                                                   -------------
Total Asset-Backed Securities
   (Cost $27,580) ($ Thousands)                                           26,172
                                                                   -------------

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-------------------------------------------       --------------   -------------
CORPORATE OBLIGATIONS -- 3.2%

UNITED STATES -- 3.2%
   AT&T
         6.500%, 09/01/37                                    650   $         700
   AutoNation
         3.398%,
            04/15/13(A)(B)                                    44              30
   Baxter International
         5.375%, 06/01/18                                    245             256
   Bear Stearns MTN
         6.950%, 08/10/12                                    363             377
   Caterpillar Financial Services MTN
         6.200%, 09/30/13                                    810             835
   Centex
         7.500%, 01/15/12                                    366             296
   Computer Sciences
         5.500%, 03/15/13(B)                                 605             542
   Countrywide Financial
         6.250%, 05/15/16                                    132             125
   CSC Holdings
         8.125%, 07/15/09                                     65              65
   Embarq
         7.082%, 06/01/16                                  1,283             988
   Fisher Scientific International
         6.750%, 08/15/14                                    107             101
   Freeport-McMoRan Copper &
      Gold
         8.250%, 04/01/15                                    225             191
   Historic TW
         9.125%, 01/15/13                                    720             714
   ILFC E-Capital Trust I
         5.900%,
            06/21/09(A)(B)                                   150              48
   International Paper
         7.950%, 06/15/18                                    260             206
   JPMorgan Chase
         6.000%, 01/15/18                                    905             955
   Kraft Foods
         6.125%, 08/23/18                                    735             725
   Liberty Mutual Group
         7.800%, 03/15/37(B)                                 315             141
   Limited Brands
         5.250%, 11/01/14                                    935             539
   Masco
         6.125%, 10/03/16                                    500             343
   McKesson
         5.250%, 03/01/13                                    615             571
   Merrill Lynch
         6.050%, 05/16/16                                    200             187
         4.125%, 01/15/09                                    645             645
   Mirant Americas Generation
         8.500%, 10/01/21                                    399             303
   Mohawk Industries
         6.125%, 01/15/16                                    500             379
   Motorola
         7.500%, 05/15/25                                     85              47
         6.500%, 09/01/25                                    531             263
   NB Capital Trust IV
         8.250%, 04/15/27                                    614             508
   Nextel Communications
         6.875%, 10/31/13                                    512             218

--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2008

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-------------------------------------------       --------------   -------------
   Nisource Finance
         6.800%, 01/15/19                                    710   $         446
   NRG Energy
         7.375%, 02/01/16                                    225             209
   PPG Industries
         6.650%, 03/15/18                                    562             554
   Prudential Financial MTN
         5.150%, 01/15/13                                    355             288
   Reliant Energy
         7.875%, 06/15/17                                    225             182
         7.625%, 06/15/14                                    175             145
   Sara Lee
         6.250%, 09/15/11                                    448             444
   SLM MTN
         5.050%, 11/14/14                                  1,000             666
   Starwood Hotels & Resorts
      Worldwide
         7.375%, 11/15/15                                  1,194             716
   Union Bank of California MTN
         5.950%, 05/11/16                                    392             315
   Union Carbide
         7.750%, 10/01/96                                    910             536
   United States Steel
         6.050%, 06/01/17                                    615             402
   Wachovia
         5.500%, 05/01/13                                    415             411
         5.350%, 03/15/11                                    150             143
   Wachovia Capital Trust III
         5.800%, 03/15/09(A)                                 385             227
   Western Financial Bank
         9.625%, 05/15/12                                    432             426
   Williams
         7.875%, 09/01/21                                    207             158
   Xerox
         7.625%, 06/15/13                                    210             175
                                                                   -------------
Total Corporate Obligations
   (Cost $22,043) ($ Thousands)                                           17,741
                                                                   -------------
U.S. TREASURY OBLIGATIONS -- 1.7%
   U.S. Treasury Bond
         4.500%, 05/15/38                                     25              34
   U.S. Treasury Inflationary Index
      Notes
         2.000%, 04/15/12                                  3,666           3,575
         1.750%, 01/15/28                                  1,714           1,584
   U.S. Treasury Note
         2.000%, 11/30/13                                  4,300           4,413
                                                                   -------------
Total U.S. Treasury Obligations
   (Cost $9,482) ($ Thousands)                                             9,606
                                                                   -------------
LOAN PARTICIPATIONS -- 0.9%

UNITED STATES -- 0.9%
   Aramark Term Loan
         8.071%, 01/26/14  GBP                               295             348
   Beverly Enterprises Term Loan
         5.219%, 07/24/11                                    284             227
   Boston Generating Term Loan
         6.012%, 12/22/13                                    740             259

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-------------------------------------------       --------------   -------------
   Cablevision Ser B Term Loan,
      Ser B
         2.945%, 03/14/13                                    488   $         411
   Education Management Term
      Loan
            5.563%, 05/26/13                                 719             444
   Firstlight Power Resources Term
      Loan, 2nd Lien
         7.711%, 05/01/14 (A)                                400             288
   Ford Motor Company Term Loan
         5.000%, 11/29/13                                    737             295
   Lear Term Loan
         5.301%, 04/25/12                                    815             370
   London Arena & Waterfront Term
      Loan
         4.686%, 01/31/12                                    952             666
   Peach Holding Term Loan
         7.060%, 11/21/13                                    568             329
   Targus Group Term Loan
         6.450%, 11/22/12                                    451             224
   TP Generation Holdings Term
      Loan
         8.012%, 12/15/14                                    500             416
   TXU Term Loan
         5.367%, 10/31/14                                    396             273
   United Subcontractors Term Loan
         8.140%, 12/27/12                                    684              91
                                                                   -------------
Total Loan Participations
   (Cost $8,298) ($ Thousands)                                             4,641
                                                                   -------------
AFFILIATED PARTNERSHIP -- 0.0%

UNITED STATES -- 0.0%
   SEI Liquidity Fund, L.P.,
      1.360%*+(G)                                        103,082             102
                                                                   -------------
Total Affiliated Partnership
   (Cost $103) ($ Thousands)                                                 102
                                                                   -------------
Total Investments -- 94.7%
   (Cost $569,619) ($ Thousands) ++                                $     523,906
                                                                   =============

--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund
December 31, 2008

A summary of the outstanding forward foreign currency contracts held by the Fund at December 31, 2008, is as follows:

                                                     UNREALIZED
                     CURRENCY        CURRENCY       APPRECIATION
                    TO DELIVER      TO RECEIVE     (DEPRECIATION)
 MATURITY DATE      (THOUSANDS)     (THOUSANDS)    ($ THOUSANDS)
---------------   --------------   -------------   --------------
1/5/09-2/4/09     AUD      5,151   USD     3,331      $   (251)
1/5/09-2/4/09     JPY 13,555,210   USD   146,334        (3,304)
1/5/09-2/4/09     MXP     75,671   USD     5,753           323
1/5/09-2/4/09     NOK     12,696   USD     1,813             1
1/5/09-2/4/09     USD     17,268   JPY 1,566,113            20
1/5/09-2/24/09    CAD     33,203   USD    26,999           104
1/5/09-3/4/09     EUR    268,072   USD   355,393       (16,846)
1/5/09-3/4/09     GBP     40,012   USD    60,098         2,636
1/5/09-3/4/09     SEK     87,817   USD    10,833          (270)
1/5/09-4/14/09    USD     27,159   EUR    19,846           384
1/5/09-4/14/09    USD      7,511   GBP     5,175           (76)
1/5/09-4/15/09    USD        257   NOK     1,781            (3)
1/12/09-4/14/09   NZD     19,497   USD    11,688           344
1/12/09-6/10/09   USD      8,781   NZD    14,443          (382)
1/13/09-2/11/09   AUD      2,132   CHF     2,000           399
1/13/09-2/11/09   CHF      2,000   AUD     2,107          (416)
1/13/09-3/11/09   CHF     14,500   GBP     7,255        (3,214)
1/13/09-3/11/09   GBP      7,338   CHF    14,500         3,094
1/13/09-4/14/09   USD      6,169   AUD     9,045           100
1/13/09-6/10/09   CHF     13,200   EUR     8,475          (676)
1/13/09-6/10/09   EUR      8,591   CHF    13,200           515
1/14/09-2/12/09   JPY    215,000   NOK    11,338          (757)
1/14/09-2/12/09   NOK     11,888   JPY   215,000           678
1/14/09-4/14/09   EUR      5,644   JPY   843,000         1,481
1/14/09-4/14/09   GBP      6,912   JPY 1,265,000         4,052
1/14/09-4/14/09   JPY  1,265,000   GBP     6,730        (4,314)
1/14/09-6/10/09   JPY    883,000   EUR     5,781        (1,735)
1/21/09           DKK     30,080   USD     5,087          (523)
1/21/09           EUR        305   PLN     1,182           (25)
1/21/09           PLN      2,966   EUR       771            71
1/21/09           USD        117   CAD       142            (2)
1/21/09           USD        791   MXP    10,726           (22)
1/21/09           ZAR     26,593   USD     2,547          (314)
1/21/09-1/28/09   USD      2,228   SEK    17,756            17
1/21/09-2/25/09   PLN      3,766   USD     1,341            75
1/22/09           CHF      9,961   USD     8,474          (890)
1/22/09-3/4/09    EUR      2,485   NOK    22,132          (294)
1/22/09-3/4/09    USD     13,008   CHF    15,075         1,167
1/28/09           EUR        941   GBP       825          (122)
2/11/09-3/11/09   GBP      1,689   SGD     4,200           488
2/11/09-3/11/09   SGD      4,200   GBP     1,644          (553)
3/4/09            CAD      4,810   JPY   344,733           (89)
3/4/09-4/15/09    CHF     18,845   NOK   111,358        (1,872)
4/14/09           AUD      2,997   JPY   177,000          (112)
4/14/09           JPY    177,000   AUD     2,668          (115)
4/15/09           NOK      6,456   CHF     1,100           118
6/10/09           SGD        300   EUR       149            (1)
                                                      --------
                                                      $(21,111)
                                                      ========

A summary of the open futures contracts held by the Fund at December 31, 2008, is as follows:

                                                        UNREALIZED
                            NUMBER OF                  APPRECIATION
TYPE OF                     CONTRACTS    EXPIRATION   (DEPRECIATION)
CONTRACT                  LONG (SHORT)      DATE      ($ THOUSANDS)
-----------------------   ------------   ----------   --------------
Australian 10-Year Bond         34        Mar-2009       $    73
Canadian 10-Year Bond           48        Mar-2009           297
Euro-Bobl                      117        Mar-2009           133
Euro-Bund                       93        Mar-2009           240
Euro-Schatz                     (6)       Jan-2009             1
Euro-Schatz                    258        Mar-2009           154
Long Gilt 10-Year Bond          39        Mar-2009           389
U.S. 10-Year Note             (245)       Mar-2009        (1,734)
U.S. 2-Year Note              (200)       Mar-2009          (422)
U.S. 5-Year Note                81        Mar-2009           192
U.S. 5-Year Note               (96)       Mar-2009           (40)
U.S. Long Treasury Bond       (124)       Mar-2009        (1,079)
                                                         -------
                                                         $(1,796)
                                                         =======

--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2008

A summary of outstanding swap agreements held by the Fund at December 31, 2008, is as follows:

                               TOTAL RETURN SWAPS

                                                                                                                            NET
                                                                                                            NOTIONAL    UNREALIZED
                                                                                             TERMINATION     AMOUNT    APPRECIATION
COUNTERPARTY        REFERENCE ENTITY/OBLIGATION        FUND PAYS          FUND RECEIVES          DATE     (THOUSANDS)  ($THOUSANDS)
------------     --------------------------------  -----------------  ---------------------  -----------  -----------  ------------
Lehman Brothers  Lehman Brothers Global Aggregate     3-Month USD     Positive Price Return  03/01/09        85,639        $63(H)
                 Ex USD RBI Ser 1                  LIBOR Plus 11 Bps                                                       ===

                              CREDIT DEFAULT SWAPS

                                                                                                        NET UNREALIZED
                                                                 (PAYS)/                                  APPRECIATION
                                                     BUY/SELL   RECEIVES  TERMINATION  NOTIONAL AMOUNT  (DEPRECIATION)
COUNTERPARTY        REFERENCE ENTITY/OBLIGATION     PROTECTION    RATE        DATE       (THOUSANDS)     ($THOUSANDS)
------------     ---------------------------------  ----------  --------  -----------  ---------------  --------------
Deutsche Bank    Wolters Kluwer NV 5.125% 01/27/14      Buy       0.90%     03/20/14         1,400          $    21
Merrill Lynch    iTraxx Europe Crossover Series 9      Sell       6.50      06/20/13        (5,000)          (1,086)
                 5-Year
Merrill Lynch    iTraxx Europe Series 9 5-Year         Sell       1.65      06/20/13        (5,000)            (198)
                                                                                                            -------
                                                                                                            $(1,263)
                                                                                                            =======

                               INTEREST RATE SWAPS

                                                                                                      NET UNREALIZED
                                                                                                       APPRECIATION
                                                         TERMINATION                                  (DEPRECIATION)
COUNTERPARTY             FUND PAYS       FUND RECEIVES       DATE       NOTIONAL AMOUNT (THOUSANDS)    ($THOUSANDS)
------------         -----------------  ---------------  -----------  ------------------------------  --------------
Deutsche Bank              4.31%        6-Month EURIBOR    04/07/10         EUR            6,500,000      $(158)
Deutsche Bank         6-Month EURIBOR        4.17%         03/28/13         EUR            7,000,000         529
Deutsche Bank        6-Month GBP LIBOR       5.12%         04/03/10         GBP            4,900,000         196
Deutsche Bank        6-Month GBP LIBOR       5.50%         03/22/12         GBP            6,000,000         620
JPMorgan Chase Bank        3.91%        6-Month EURIBOR    03/13/10         EUR            6,500,000        (279)
JPMorgan Chase Bank        4.20%        6-Month EURIBOR    03/30/12         EUR            3,000,000        (215)
JPMorgan Chase Bank   6-Month EURIBOR        4.38%         01/07/13         EUR            5,400,000         493
JPMorgan Chase Bank  6-Month GBP LIBOR       4.90%         03/11/10         GBP            4,900,000         180
JPMorgan Chase Bank  6-Month JPY LIBOR       1.29%         03/26/12         JPY        2,600,000,000         464
JPMorgan Chase Bank  6-Month JPY LIBOR       2.22%         03/26/27         JPY          750,000,000         887
JPMorgan Chase Bank    3-Month LIBOR         2.29%         12/19/18                       11,500,000         298
                                                                                                          ------
                                                                                                          $3,015
                                                                                                          ======

--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund
December 31, 2008

          Percentages are based on a Net Assets of $553,104($ Thousands).

*         Rate shown is the 7-day effective yield as of December 31, 2008.

+         Affiliated security

(1)       In local currency unless otherwise indicated.

(A) Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2008. The date reported on the Schedule of Investments is the next reset date.

(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C)       Security in default on interest payments.

(D)       Real Estate Investments Trust

(E) Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on December 31, 2008. The coupon on a step bond changes on a specified date.

(F) This security or a partial position of this security is on loan at December 31, 2008. The total market value of securities on loan atDecember 31, 2008 was $98 ($ Thousands).

(G) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2008 was $102 ($ Thousands).

(H) The swap has been reduced by $821 ($ Thousands) to reflect the collectibility of the value.

++ At December 31, 2008, the tax basis cost of the Fund's investments was $569,619 ($ Thousands), and the unrealized appreciation and depreciation were $23,688 ($ Thousands) and ($69,401)($ Thousands) respectively.

AUD -- Australian Dollar
CAD -- Canadian Dollar
CHF -- Swiss Franc
Cl -- Class
CPI -- Consumer Price Index
DKK -- Danish Krone
EURIBOR -- Euro London Interbank Offered Rate
EUR -- Euro
FNMA -- Federal National Mortgage Association
GBP -- British Pound Sterling
GNMA -- Government National Mortgage Association
JPY -- Japanese Yen
LIBOR -- London Interbank Offered Rate
L.P. -- Limited Partnership
MTN -- Medium Term Note
MXP -- Mexican Peso
NOK -- Norwegian Krone
NZD -- New Zealand Dollar
PIK -- Payment-in-Kind
PLN -- Polish Zloty
SEK -- Swedish Krone
Ser -- Series
SGD -- Singapore Dollar
TBA -- To Be Announced
USD -- U.S. Dollar
ZAR -- South African Rand

Amounts designated as "--" are $0 or have been rounded to $0.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund
December 31, 2008

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-------------------------------------------       --------------   -------------
GLOBAL BONDS -- 84.7%

ANGOLA -- 0.2%
   Republic of Angola
         7.132%, 04/30/16                  EUR             1,300   $       1,336
                                                                   -------------
ARGENTINA -- 3.3%
   Alto Parana
         6.375%, 06/09/17(A)                                 440             389
   Cia Transporte Energia
         8.875%, 12/15/16(A)                                 470             155
   Earls Eight MTN
         9.000%,
            10/03/09(A)(B)                                   420             126
   Province of Buenos Aires
         9.625%, 04/18/28(A)                               1,605             337
   Province of Buenos Aires
      Registered
         9.625%, 04/18/28                                    695             118
         9.375%, 09/14/18                                    470              85
         3.000%, 11/15/09(B)                               1,200             180
   Province of Medoza Registered
         5.500%, 09/04/18                                    401             112
   Provincia Del Neuquen
         8.656%, 10/18/14(A)                                 222             169
   Republic of Argentina
         12.000%, 09/19/16(C)                              1,000              57
         11.750%, 05/20/11(C)                              2,554             145
         9.750%, 09/19/27(C)                               2,150             236
         9.529%, 12/15/09(D)                               3,655              95
         9.250%, 07/20/04(C)                               1,375             191
         9.000%, 06/20/49(C)                               1,125             156
         9.000%, 05/29/49(C)                               2,650             175
         9.000%, 05/24/49(C)                               1,400             195
         8.500%, 07/01/49(C)                                 775             108
         8.280%, 12/31/33(E)                              17,113           5,519
         8.125%, 04/21/49(C)                               4,200             234
         8.000%, 02/25/35(C)                                 864              96
         8.000%, 02/26/08(C)                               1,000             111
         7.820%, 12/31/33                                  1,486             522
         7.625%, 03/31/05(C)                               1,120             123
         7.000%, 09/12/13                                  1,265             419
         7.000%, 10/03/15                                  2,000             581
         7.000%, 03/18/04(C)               ITL         1,475,000              85
         3.127%, 02/03/09(D)                              10,655           2,898
         2.500%, 03/31/09(B)                              30,745           5,842
         2.280%, 12/15/09(D)                              46,385           1,160
         1.985%, 12/15/09(D)                              16,940             530
         0.000%, 07/13/05(C)                           3,245,000             186
   Republic of Argentina, Ser E            MTN
         10.000%, 01/03/07(C)              ITL         3,000,000             172
         8.750%, 02/04/49(C)                               1,375              57
         8.500%, 07/30/10(C)                               2,000             132
         7.625%, 08/11/07(C)               ITL         2,325,000             134

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-------------------------------------------       --------------   -------------
   Transportadora Gas Norte
         9.000%,
            12/31/09(A)(B)                                   260   $          78
         9.000%, 12/31/09(B)                                 130              32
         7.500%, 12/31/10(B)                                  72              18
         7.500%, 12/31/10(B)                                 114              29
         7.500%,
            12/31/10(A)(B)                                    30               8
                                                                   -------------
                                                                          21,995
                                                                   -------------
BELIZE -- 0.0%
   Government of Belize Registered
          4.250%, 02/20/29                                   400             152
                                                                   -------------
BOSNIA AND HERZEGOVINA -- 0.1%
   Republic of Bosnia & Herzegovina
         10.039%, 12/11/17(F)              DEM             2,300             490
                                                                   -------------
BRAZIL -- 14.0%
   Banco Safra MTN
         10.875%, 04/03/17(A)              BRL             2,800             816
   Banco Votorantim Nassau MTN
         10.625%, 04/10/14(A)              BRL             2,750           1,019
   Cesp-Comp Ener Sao Paulo MTN
         9.750%, 01/15/15(A)               BRL             1,375             485
   Federal Republic of Brazil
          12.500%, 01/05/16                                3,500           1,576
          12.500%, 01/05/22                                1,400             621
          12.250%, 03/06/30                                  175             278
          11.000%, 08/17/40(E)                            24,132          31,492
          10.250%, 01/10/28                                1,150             445
          10.125%, 05/15/27                                4,735           6,534
          8.875%, 04/15/24                                 1,800           2,232
          8.750%, 02/04/25                                 2,985           3,672
          8.500%, 09/24/12                                 2,615           3,835
          8.250%, 01/20/34                                 3,490           4,267
          8.000%, 01/15/18(E)                              5,350           5,992
          7.125%, 01/20/37                                 7,635           8,666
          6.000%, 01/17/17                                 1,750           1,807
   GTL Trade Finance
         7.250%, 10/20/17(A)(E)                            3,220           2,701
   National Development
         6.369%, 06/16/18(A)                               2,970           2,821
   Nota Do Tesouro Nacional
         10.000%, 01/01/17                                14,356           5,247
         10.000%, 01/01/14                                18,245           7,026
   Petrobras International Finance
         5.875%, 03/01/18                                  1,480           1,331
   Usiminas Commercial
         7.250%, 01/18/18(A)                                 100              88
         7.250%, 01/18/18                                    430             389
                                                                   -------------
                                                                          93,340
                                                                   -------------
CHINA -- 0.0%
   Citic Resources Finance
         6.750%, 05/15/14(A)                                 300             195
                                                                   -------------

--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2008

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-------------------------------------------       --------------   -------------
COLOMBIA -- 4.9%
   Bogota Distrio Capital
         9.750%, 07/26/28(A)                  COP      2,212,000   $         785
   Republic of Colombia
         11.750%, 02/25/20                                 5,480           7,343
         10.375%, 01/28/33                                   450             563
         9.850%, 06/28/27                     COP      1,573,000             696
         8.125%, 05/21/24                                  4,700           5,029
         7.375%, 09/18/37(E)                              10,630          10,417
         7.375%, 01/27/17                                  5,810           6,042
         5.421%, 03/17/09(D)                               1,125           1,046
   TGI International
         9.500%, 10/03/17(A)                                 660             601
                                                                   -------------
                                                                          32,522
                                                                   -------------
DOMINICAN REPUBLIC -- 0.3%
   Republic of Dominican Republic
         9.040%, 01/23/18                                    618             329
         8.625%, 04/20/27                                  1,125             574
   Standard Bank
         15.000%, 03/12/12(A)                                481             325
   Standard Bank, Ser E MTN
         15.000%, 07/20/09(D)                                658             605
                                                                   -------------
                                                                           1,833
                                                                   -------------
ECUADOR -- 0.2%
   Republic of Ecuador Registered
         12.000%, 11/15/12(C)                                163              42
         10.000%, 08/15/30(C)                              3,800           1,007
         9.375%, 12/15/15(C)                                 650             175
                                                                   -------------
                                                                           1,224
                                                                   -------------
EL SALVADOR -- 1.2%
   Republic of El Salvador
         8.250%, 04/10/32                                  2,555           1,661
         7.750%, 01/24/23                                    995             885
         7.650%, 06/15/35                                  8,956           5,687
                                                                   -------------
                                                                           8,233
                                                                   -------------
GABON -- 0.2%
   Republic of Gabon
         8.200%, 12/12/17(A)                               2,060           1,370
                                                                   -------------
GEORGIA -- 0.2%
   Republic of Georgia
         7.500%, 04/15/13                                  2,050           1,240
                                                                   -------------
GHANA -- 0.3%
   Republic of Ghana
         8.500%, 10/04/17(A)                               2,935           1,658
         8.500%, 10/04/17                                  1,090             457
                                                                   -------------
                                                                           2,115
                                                                   -------------
INDIA -- 0.3%
   Vedanta Resources
         9.500%, 07/18/18(A)                               3,885           2,020
                                                                   -------------

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-------------------------------------------       --------------   -------------
INDONESIA -- 4.7%
   Majapahit Holding
         7.875%, 06/29/37(A)                                 555   $         250
         7.750%, 10/17/16                                    280             154
         7.750%, 10/17/16(A)                                 260             148
         7.250%, 06/28/17(A)                                 770             400
   Republic of Indonesia
         8.500%, 10/12/35                                  2,700           2,266
         7.750%, 01/17/38                                 16,890          13,977
         7.750%, 01/17/38                                    400             331
         7.500%, 01/15/16(A)                               2,160           1,922
         7.500%, 01/15/16                                  1,040             899
         7.250%, 04/20/15(A)                                 285             254
         7.250%, 04/20/15                                  1,095             977
         6.875%, 01/17/18(A)                               5,705           4,735
         6.875%, 03/09/17                                    670             554
         6.750%, 03/10/14                                  1,050             938
         6.750%, 03/10/14(A)                               1,200           1,068
         6.750%, 03/10/14(A)                                 700             626
         6.625%, 02/17/37                                  2,000           1,438
         6.625%, 02/17/37(A)                                 800             584
                                                                   -------------
                                                                          31,521
                                                                   -------------
IRAQ -- 1.5%
   Republic of Iraq
         5.800%, 01/15/28                                 23,445           9,847
                                                                   -------------
JAMAICA -- 0.1%
   Digicel Group
         8.875%, 01/15/15(A)                                 550             358
                                                                   -------------
KAZAKHSTAN -- 1.9%
   HSBK Europe
         9.250%, 10/16/13(A)                                 835             610
         7.250%, 05/03/17(A)                                 500             270
   Kazkommerts International MTN
         7.500%, 11/29/16(A)                                 450             202
   Kazkommerts International BV
      MTN
         7.500%, 11/29/16                                  1,700             612
   Kazkommerts International
      Registered MTN
         7.500%, 11/29/16                                    900             324
   KazMunaiGaz Finance Sub MTN
         9.125%, 07/02/18(A)                              10,155           6,601
         8.375%, 07/02/13(A)                               5,250           4,095
                                                                   -------------
                                                                          12,714
                                                                   -------------
LEBANON -- 0.1%
   Lebanese Republic Registered
      MTN
         8.250%, 04/12/21                                    950             784
                                                                   -------------
MALAYSIA -- 1.4%
   Petroliam Nasional
         7.750%, 08/15/15                                  1,335           1,456
         7.625%, 10/15/26                                    395             435

--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund
December 31, 2008

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-------------------------------------------       --------------   -------------
   Petronas Capital Registered
         7.875%, 05/22/22                                  1,000   $       1,111
         7.875%, 05/22/22                                  5,775           6,418
                                                                   -------------
                                                                           9,420
                                                                   -------------
MEXICO -- 4.5%
   Grupo Televisa
         6.000%, 05/15/18(A)                                 600             505
   Pemex Project Funding Master
      Trust MTN
         6.625%, 06/15/35                                    450             381
         5.750%, 03/01/18(A)                                 200             176
         5.750%, 03/01/18                                  1,005             887
   United Mexican States
         8.375%, 01/14/11                                    810             875
         8.300%, 08/15/31                                  8,285          10,149
         7.500%, 01/14/12                                  1,810           1,946
         6.625%, 03/03/15                                  1,350           1,431
         6.375%, 01/16/13                                  1,150           1,207
         6.050%, 01/11/40                                    840             815
         5.950%, 03/19/19                                    120             120
         5.625%, 01/15/17(E)                               5,484           5,484
   United Mexican States, Ser A MTN
         6.750%, 09/27/34                                  4,348           4,587
         5.875%, 01/15/14                                  1,510           1,544
                                                                   -------------
                                                                          30,107
                                                                   -------------
NIGERIA -- 0.5%
   Citigroup Funding
         10.000%, 01/03/17(D)                              1,500           1,193
         6.000%, 05/18/15(A)                                 800             666
   UBS MTN
         6.296%,
            11/03/09(A)(D)                                 1,320           1,158
         0.000%,
            09/04/17(A)(D)                                   750             667
                                                                   -------------
                                                                           3,684
                                                                   -------------
NORWAY -- 0.0%
   Sea Product
         7.054%, 02/14/12                                    800             312
                                                                   -------------
OMAN -- 0.1%
   Blue City Investments
         13.750%, 11/07/13                                   750             450
                                                                   -------------
PAKISTAN -- 0.5%
   Republic of Pakistan
         7.125%, 03/31/16                                  3,650           1,426
         6.875%, 06/01/17                                  4,115           1,523
         6.875%, 06/01/17                                    850             314
                                                                   -------------
                                                                           3,263
                                                                   -------------

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-------------------------------------------       --------------   -------------
PANAMA -- 2.4%
   Republic of Panama
         9.375%, 04/01/29                                  6,327   $       6,960
         9.375%, 01/16/23                                    560             560
         8.875%, 09/30/27                                  4,700           5,123
         8.125%, 04/28/34                                    720             691
         7.250%, 03/15/15                                  1,490           1,520
         6.700%, 01/26/36                                  1,160           1,044
                                                                   -------------
                                                                          15,898
                                                                   -------------
PERU -- 3.0%
   Interoceanica IV Finance
         3.884%, 11/30/25(A)(F)                              968             325
         3.825%, 11/30/18(A)(F)                              450             225
   Peru Enhanced Pass-Through
      Finance
         6.361%, 05/31/25(A)(F)                              320              72
         4.048%, 05/31/18(A)(F)                            1,461             774
         3.878%, 05/31/18(F)                                 233             122
   Republic of Peru
         9.875%, 02/06/15                                      5               6
         8.750%, 11/21/33                                  2,125           2,380
         8.375%, 05/03/16                                  1,930           2,080
         7.350%, 07/21/25                                  9,050           9,005
         6.550%, 03/14/37                                  5,555           4,958
                                                                   -------------
                                                                          19,947
                                                                   -------------
PHILIPPINES -- 5.8%
   National Power
         9.625%, 05/15/28                                  1,400           1,134
   Republic of Philippines
         10.625%, 03/16/25                                 3,155           3,660
         9.500%, 02/02/30                                  3,430           3,841
         9.375%, 01/18/17                                  1,975           2,133
         8.875%, 03/17/15                                    350             371
         8.250%, 01/15/14                                    450             468
         8.000%, 01/15/16                                  7,020           7,231
         7.750%, 01/14/31(E)                               5,983           6,043
         7.500%, 09/25/24                                 14,236          13,666
                                                                   -------------
                                                                          38,547
                                                                   -------------
RUSSIA -- 13.1%
   Alfa Diversified Payment Rights
      Finance MTN
         3.896%,
            03/16/09(A)(D)                                   336             218
   Alfa Invest MTN
         9.250%, 06/24/13(A)                               1,200             732
   Gaz Capital MTN
         6.510%, 03/07/22                                    215             130
         6.212%, 11/22/16                                  2,000           1,299
   Gaz Capital for Gazprom
      Registered
         9.625%, 03/01/13                                  1,500           1,365
         8.625%, 04/28/34                                  2,820           2,256
   GPB Eurobond Finance for
      Gazprombank
         6.500%, 09/23/15                                    750             398
   Kazan Orgsintez
         9.250%, 10/30/11                                    505             151

--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2008

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-------------------------------------------       --------------   -------------
   Kuznetski Capital for Bank of
      Moscow
         8.961%,
            05/25/09(B)(D)                                 1,200   $         466
   Lukoil International Finance
         6.656%, 06/07/22(A)                                 245             142
   RSHB Capital
         7.750%, 05/29/18(A)                                 880             568
         7.175%, 05/16/13                                    400             292
         7.125%, 01/14/14(A)                               1,855           1,243
         6.299%, 05/15/17(A)                                 610             348
   RSHB Capital for Russian
      Agricultural Bank
         7.175%, 05/16/13(A)                                 100              72
   Russian Federation Registered
         12.750%, 06/24/28                                 7,550           8,682
         7.500%, 03/31/30                                 61,949          54,030
   Steel Capital (Severstal)
         9.750%, 07/29/13(A)                                 355             188
   Teorema Holding
         11.000%, 10/27/09                                 3,400           1,700
   TransCapital (Transneft)
         6.103%, 06/27/12(A)                                 700             524
   TransCapitalInvest for AK
      Transneft
         8.700%, 08/07/18(A)                               2,930           1,887
         7.700%, 08/07/13(A)                                 150             111
   UBS (Vimpelcom)
         8.250%, 05/23/16                                    570             308
   Vimpel Communications
         8.375%, 04/30/13(A)                               1,700           1,088
   VIP Finance Ireland for Vimpel
      Communications
         9.125%, 04/30/18(A)                               1,950           1,053
         9.125%, 04/30/18                                    350             164
   VTB Capital
         7.815%,
            02/04/09(B)(D)                                 1,735           1,239
         6.875%, 05/29/18(A)                               4,035           2,643
         6.875%, 05/29/18                                  2,150           1,424
         6.609%, 10/31/12(A)                               3,500           2,537
                                                                   -------------
                                                                          87,258
                                                                   -------------
SOUTH AFRICA -- 0.9%
   Republic of South Africa
         8.500%, 06/23/17                                    860             813
         6.500%, 06/02/14                                  3,145           2,972
         5.875%, 05/30/22                                  2,640           2,211
                                                                   -------------
                                                                           5,996
                                                                   -------------
SOUTH KOREA -- 0.1%
   Shinhan Bank
         6.819%, 03/20/09(D)                                 630             349
   Woori Bank
         6.208%, 05/02/37                                    610             320
                                                                   -------------
                                                                             669
                                                                   -------------
SUPRA-NATIONAL -- 0.3%
   European Investment Bank MTN
         10.000%, 01/28/11                    TRY          3,770           2,264
                                                                   -------------

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-------------------------------------------       --------------   -------------
THAILAND -- 0.1%
   Bangkok Bank
         9.025%, 03/15/29                                    390   $         322
   True Move
         10.750%, 12/16/13(A)                              1,250             513
                                                                   -------------
                                                                             835
                                                                   -------------
TRINIDAD & TOBAGO -- 0.3%
   Petroleum of Trinidad & Tobago
         6.000%, 05/08/22(A)                                 800             661
         6.000%, 05/08/22                                  1,755           1,449
                                                                   -------------
                                                                           2,110
                                                                   -------------
TUNISIA -- 0.1%
   Banque Centrale de Tunisie
         7.375%, 04/25/12                                    465             456
                                                                   -------------
TURKEY -- 4.9%
   Republic of Turkey
         14.000%, 01/19/11                                   600             372
         10.000%, 02/15/12                                   360             212
         9.500%, 01/15/14                                    500             546
         8.000%, 02/14/34                                  1,500           1,395
         7.375%, 02/05/25                                  6,500           6,155
         7.250%, 03/05/38                                  5,530           4,645
         7.250%, 03/15/15                                  9,730           9,681
         7.000%, 03/11/19                                  2,000           1,930
         6.875%, 03/17/36                                  5,730           4,756
         6.750%, 04/03/18                                  3,350           3,183
                                                                   -------------
                                                                          32,875
                                                                   -------------
UKRAINE -- 1.8%
   Credit Suisse First Boston
      International (Export/Import - Ukraine)
         8.000%, 11/06/15                                    750             194
         6.800%, 10/04/12                                    600             240
   Government of Ukraine Registered
         7.650%, 06/11/13                                  2,995           1,288
         6.875%, 03/04/11(A)                               4,475           2,327
         6.750%, 11/14/17                                  1,210             378
         6.580%, 11/21/16(A)                               6,565           2,429
         6.580%, 11/21/16                                  1,800             630
         6.450%, 02/05/09(D)                               3,300           2,409
         6.385%, 06/26/12                                  2,300           1,132
   Naftogaz Ukrainy
         8.125%, 09/30/09                                    700             311
   Springvale Holdings
         9.181%, 09/07/09(D)                               1,000             150
   UK Private Bank
         8.000%, 02/06/12(A)                               1,000             350
                                                                   -------------
                                                                          11,838
                                                                   -------------
UNITED ARAB EMIRATES -- 1.2%
   HSBC Bank Middle East MTN
         5.331%, 04/30/09(D)               AED            16,000           3,594
   Jafz Sukuk
         5.681%, 05/27/09(D)               AED            22,000           3,713

--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund
December 31, 2008

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-------------------------------------------       --------------   -------------
   Nakheel Development
         3.173%, 12/14/09                                  1,000   $         845
                                                                   -------------
                                                                           8,152
                                                                   -------------
URUGUAY -- 3.4%
   Republic of Uruguay
         9.250%, 05/17/17                                  2,825           2,881
         8.000%, 11/18/22                                 17,350          16,049
         7.625%, 03/21/36                                  1,190           1,000
   Republic of Uruguay PIK
         7.875%, 01/15/33                                  3,050           2,623
         7.875%, 01/15/33                                    200             172
                                                                   -------------
                                                                          22,725
                                                                   -------------
VENEZUELA -- 6.6%
   Government of Venezuela
         13.625%, 08/15/18                                 1,200             810
         10.750%, 09/19/13                                 7,200           4,716
         9.375%, 01/13/34                                  5,185           2,385
         9.250%, 09/15/27                                  3,920           2,097
         9.250%, 05/07/28                                 12,710           5,709
         9.000%, 05/07/23                                  6,075           2,552
         8.500%, 10/08/14                                  2,561           1,332
         7.650%, 04/21/25                                 14,265           5,599
         6.000%, 12/09/20                                  4,020           1,497
         6.000%, 12/09/20                                    755             281
         5.750%, 02/26/16                                  6,190           2,631
   Government of Venezuela Registered
         7.000%, 12/01/18                                  1,850             791
         5.375%, 08/07/10                                  1,820           1,406
         5.059%,
            01/22/09(D)(E)                                17,516          10,685
   Petroleos De Venezuela
         5.375%, 04/12/27                                  3,555           1,040
         5.250%, 04/12/17                                    900             324
                                                                   -------------
                                                                          43,855
                                                                   -------------
VIETNAM -- 0.2%
   Republic of Vietnam
         6.875%, 01/15/16                                  1,265           1,058
                                                                   -------------
YEMEN -- 0.1%
   Pemberley SPV Finance 2008
      Yemen MTN
         11.500%,
            02/19/14(A)(G)                                 1,250             938
         0.000%,
            02/25/20(A)(D)(G)                              1,250              --
                                                                   -------------
                                                                             938
                                                                   -------------
Total Global Bonds (Cost $712,914) ($ Thousands)                         565,946
                                                                   -------------
LOAN PARTICIPATIONS -- 4.2%

GERMANY -- 0.1%
   Rike
         10.000%, 08/17/11                                 1,313             656
                                                                   -------------

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-------------------------------------------       --------------   -------------
INDONESIA -- 0.5%
   Indonesia Standby Loan 94
      (Counterparty: Deutsche Bank)
         3.563%,
            12/31/49 (C)(G)                                3,448   $       3,138
                                                                   -------------
MEXICO -- 0.2%
   Altos Hornos Promissory Note # 5
         0.000%,
            04/29/99 (C)(G)                                2,500             125
   Altos Hornos Promissory Note # 6
         0.000%,
            04/29/99 (C)(G)                                2,500             125
   Altos Hornos Promissory Note
      (Counterparty: Deustche Bank)
         0.000%,
            12/31/49 (C)(G)                                4,500             225
   Altos Hornos Tranche A
      (Counterparty: Bank of
      America)
         0.000%,
            04/11/04 (C)(G)                                6,540             785
                                                                   -------------
                                                                           1,260
                                                                   -------------
NIGERIA -- 0.4%
   Oando
         13.900%, 03/02/10                               229,710           1,293
         13.900%, 02/23/10                               229,710           1,292
                                                                   -------------
                                                                           2,585
                                                                   -------------
RUSSIA -- 0.4%
   Snegri
         10.500%, 04/21/10                                 2,550           2,550
                                                                   -------------
SINGAPORE -- 2.2%
   Connect International PIK
         0.000%,
            01/01/09 (C)(G)                                8,356          12,040
   Neptune
         0.000%, 04/30/09 (G)                              2,862           2,862
                                                                   -------------
                                                                          14,902
                                                                   -------------
TURKEY -- 0.4%
   Cukurova, Ser B
         10.973%, 05/01/12                                 4,600           3,128
                                                                   -------------
Total Loan Participations
   (Cost $30,248) ($ Thousands)                                           28,219
                                                                   -------------
DEPOSIT WITH COUNTERPARTY AS COLLATERAL FOR
SWAP CONTRACTS(H) -- 2.6%

UNITED STATES -- 2.6%
   Deposits with Citibank as
      Collateral for Swap
      Contracts Outstanding                                  648             648

--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2008

                                                  Face Amount(1)
                                                    (Thousands)
                                                      /Share        Market Value
Description                                         /Contracts     ($ Thousands)
-------------------------------------------       --------------   -------------
   Deposits with Credit Suisse
      First Boston as Collateral
      for Swap Contracts
      Outstanding                                          1,000   $       1,000
   Deposits with Credit Suisse
      First Boston as Collateral
      for Swap Contracts
      Outstanding                                            750             750
   Deposits with Credit Suisse
      First Boston as Collateral
      for Swap Contracts
      Outstanding                                          1,400           1,400
   Deposits with Credit Suisse
      First Boston as Collateral
      for Swap Contracts
      Outstanding                                          3,600           3,600
   Deposits with Deutsche Bank
      as Collateral for Swap
      Contracts Outstanding                                  877             877
   Deposits with Deutsche Bank
      as Collateral for Swap
      Contracts Outstanding                   BRL          7,070           3,032
   Deposits with Deutsche Bank
      as Collateral for Swap
      Contracts Outstanding                   BRL          2,305             988
   Deposits with JP Morgan
      Chase as Collateral for
      Swap Contracts
      Outstanding                                            249             249
   Deposits with Merrill Lynch
      as Collateral for Swap
      Contracts Outstanding                                1,818           1,818
   Deposits with Merrill Lynch
      as Collateral for Swap
      Contracts Outstanding                   NGN        288,900           2,068
   Deposits with Standard Bank
      as Collateral for Swap
      Contracts Outstanding                                  438             438
   Deposits with Standard Bank
      as Collateral for Swap
      Contracts Outstanding                                  352             352
                                                                   -------------
Total Deposit with Counterparty as
   Collateral for Swap Contracts
   (Cost $19,134)($ Thousands)                                            17,220
                                                                   -------------
COMMON STOCK -- 0.3%

   GVT Holding *(G)                                      199,627           2,172
                                                                   -------------
Total Common Stock
   (Cost $981) ($ Thousands)                                               2,172
                                                                   -------------
PURCHASED OPTIONS -- 0.2%

BRAZIL -- 0.0%
   January 2009 BRL Call,
      Expires 01/17/09
      Strike Price $1.71 *                             7,843,000              --
                                                                   -------------

                                                  Contracts/Face
                                                    Amount (1)
                                                    (Thousands)     Market Value
Description                                           /Shares      ($ Thousands)
-------------------------------------------       --------------   -------------
UNITED STATES -- 0.2%
   June 2009 CMS Spread Cap,
      Expires 06/20/09
      Strike Price 119.50 Bps *                       25,000,000   $         113
   June 2009 CMS Spread Cap,
      Expires 06/20/09
      Strike Price 102.75 Bps *                       25,000,000             134
   June 2009 CMS Spread Cap,
      Expires 06/20/09
      Strike Price 122.00 Bps *                       25,000,000             172
   June 2009 CMS Spread Cap,
      Expires 06/20/09
      Strike Price 124.00 Bps *                       25,000,000             106
   May 2009 CMS Spread Cap,
      Expires 05/16/09
      Strike Price 112.00 Bps *                       25,000,000             123
   May 2009 CMS Spread Cap,
      Expires 05/16/09
      Strike Price 104.00 Bps *                       25,000,000             135
   May 2009 CMS Spread Cap,
      Expires 05/16/09
      Strike Price 122.00 Bps *                       25,000,000             108
   May 2009 CMS Spread Cap,
      Expires 05/16/09
      Strike Price 104.00 Bps *                       25,000,000             133
                                                                   -------------
                                                                           1,024
                                                                   -------------
Total Purchased Options (Cost $899) ($ Thousands)                          1,024
                                                                   -------------

                                                     Number Of
                                                     Warrants
                                                   --------------
WARRANTS -- 0.0%

RUSSIA -- 0.0%
   Teorema Holding A,
      Expires 10/27/11*                                      226              71
   Teorema Holding B,
      Expires 10/27/11*                                      452             147
                                                                   -------------
Total Warrants (Cost $77) ($ Thousands)                                      218
                                                                   -------------
AFFILIATED PARTNERSHIP -- 3.5%

UNITED STATES -- 3.5%
   SEI Liquidity Fund, L.P.,
      1.360%**+(I)                                    23,909,777          23,518
                                                                   -------------
Total Affiliated Partnership
   (Cost $23,910) ($ Thousands)                                           23,518
                                                                   -------------
Total Investments -- 95.5%
   (Cost $788,163) ($ Thousands) ++                                $     638,317
                                                                   =============

--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund
December 31, 2008

                                                                    Market Value
Description                                          Contracts     ($ Thousands)
-------------------------------------------       --------------   -------------
WRITTEN OPTION -- 0.0%

BRAZIL -- 0.0%
   January 2009 BRL Call,
         Expires 01/17/09,
         Strike Price $1.61 *                        (7,383,000)              --
                                                                   -------------
Total Written Option
   (Premiums Received $64) ($ Thousands)                           $          --
                                                                   -------------


A summary of the outstanding forward foreign currency contracts held by the Fund at December 31, 2008, is as follows:

                    Currency                             Unrealized
                       to               Currency        Appreciation
                    Deliver            to Receive      (Depreciation)
 Maturity Date    (Thousands)         (Thousands)       ($ Thousands)
---------------   -----------         -----------      --------------
1/5/09-2/3/09      USD     6,904       BRL    16,373        $   109
1/5/09-2/9/09      USD     4,106       MXP    54,592           (188)
1/13/09-1/16/09    EUR    14,181       USD    21,908          2,210
1/14/09-2/9/09     MXP    54,528       USD     4,081            164
1/16/09            USD     8,130       EUR     5,967            158
2/3/09-2/6/09      BRL    15,442       USD     6,426           (121)
                                                             ------
                                                             $2,332
                                                             ======

A summary of the open futures contracts held by the Fund at December 31, 2008, is as follows:

                            Number of                  Unrealized
Type of                     Contracts   Expiration    Appreciation
Contract                      Long         Date      ($ Thousands)
---------                   ---------   ----------   -------------
U.S. 5-Year Treasury Note      24        Mar-2009         $ 68
U.S. Long Treasury Bond        57        Mar-2009          691
                                                          ----
                                                          $759
                                                          ====

A summary of outstanding swap agreements held by the Fund at December 31, 2008, is as follows:

                                            Total Return Swaps
-------------------------------------------------------------------------------------------------------------------
                                                                                                          Net
                                                                                                       Unrealized
                                                                                                      Appreciation
                Reference                                  Fund     Termination   Notional Amount    (Depreciation)
Counterparty    Entity/Obligation         Fund Pays      Receives       Date      (Thousands)         ($Thousands)
------------    -----------------      ---------------   --------   -----------   ---------------   ---------------
Standard Bank   Federal Government of  Cash Deposit of   Price        02/25/09       NGN 55,618          $  18
                Nigeria 12.500%        Notional Amount   Return
                02/24/09
Citigroup       Federal Government of  Cash Deposit of   Price        04/03/09       NGN 82,011            (43)
                Nigeria 12.500%        Notional Amount   Return
                03/31/09
Merrill Lynch   Solar Gardens Ltd      Cash Deposit of   Price        12/30/09       NGN288,900           (442)
                Term Loan Credit       Notional Amount   Return
                Facility
Deutsche Bank   Federative Republic    Cash Deposit of   Price        08/15/10       BRL  4,383            (75)
                of Brazil 6.000%,      Notional Amount   Return
                05/15/17
Deutsche Bank   Federative Republic    Cash Deposit of   Price        08/15/10       BRL  1,400            221
                of Brazil 6.000%,      Notional Amount   Return
                08/15/10
Deutsche Bank   Federative Republic    Cash Deposit of   Price        08/15/10       BRL  1,400             81
                of Brazil 6.000%,      Notional Amount   Return
                08/15/10
Merrill Lynch   Zaporozh Term Loan     Cash Deposit of   Price        12/31/10            1,818           (703)
                9.784% 12/31/10        Notional Amount   Return
                                                                                                         -----
                                                                                                         $(943)
                                                                                                         =====

                                                       Credit Default Swaps
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Net Unrealized
                                                                             (Pays)/                    Notional     Appreciation
                                                                Buy/Sell    Receieves   Termination      Amount     (Depreciation)
Counterparty          Reference Entity/Obligation              Protection      Rate         Date      (Thousands)    ($Thousands)
-------------------   --------------------------------------   ----------   ---------   -----------   -----------   --------------
Credit Suisse         JSC Gazprom 8.625% 04/28/34                 Sell        1.37%       08/20/16      (1,000)        $   (348)
Credit Suisse         Naftogaz Ukrainy, 8.125% 09/30/09           Sell        5.20        12/20/11        (750)            (380)


Credit Suisse         Naftogaz Ukrainy, 8.125% 09/30/09           Sell        5.75        12/20/09      (3,600)          (1,056)
JPMorgan Chase Bank   Federative Republic of Brazil 12.250%,
                         06/6/30                                  Sell        3.69        10/20/15      (4,500)             213
                                                                                                                        -------
                                                                                                                        $(1,571)
                                                                                                                        =======

--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund
December 31, 2008

     Percentages are based on a Net Assets of $668,171($ Thousands).

*    Non-income producing security

**   Rate shown is the 7-day effective yield as of December 31, 2008.

+    Affiliated security

(1)  In U.S. dollars unless otherwise indicated.

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B) Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on December 31, 2008. The coupon on a step bond changes on a specified date.

(C)  Security in default on interest payments.

(D) Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2008. The date reported on the Schedule of Investments is the next reset date.

(E) This security or a partial position of this security is on loan at December 31, 2008. The total market value of securities on loan at December 31, 2008 was $22,186 ($ Thousands).

(F) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(G) Securities considered illiquid. The total market value of such securities as of December 31, 2008 was $22,410($ Thousands) and represented 3.4% of Net Assets.

(H) Cash on loan to swap counterparty as collateral for outstanding swap contracts.

(I) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2008 was $23,518 ($ Thousands).

++ At December 31, 2008, the tax basis cost of the Fund's investments was $788,163 ($ Thousands), and the unrealized appreciation and depreciation were $21,005 ($ Thousands) and ($170,851)($ Thousands) respectively.

AED -- United Arab Emirates Dirham
BRL -- Brazilian Real
COP -- Colombian Peso
DEM -- German Mark
EUR -- Euro
IDR -- Indonesian Rupiah
ITL -- Italian Lira
L.P. -- Limited Partnership
MTN -- Medium Term Note
MXP -- Mexican Peso
NGN -- Nigerian Naira
PIK -- Payment-in-Kind
Ser -- Series
TRY -- New Turkish Lira
USD -- U.S. Dollar

Amounts designated as "--" are $0 or have been rounded to $0.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), is effective for the Fund's financial statements issued after September 30, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value in accordance with FAS 157 during the three months ended December 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's investments in accordance with FAS 157 carried at value ($ Thousands):

Investments in Securities*                            Level 1            Level 2           Level 3           Total
------------------------------------------------------------------------------------------------------------------------
International Equity Fund                         $     1,660,404    $         85,841   $           -   $     1,746,245
Emerging Markets Equity Fund                              615,902               1,231               -           617,133
International Fixed Income Fund                             4,515             518,108           1,283           523,906
Emerging Markets Debt Fund                                 37,160             575,377          25,780           638,317

Liabilities**                                         Level 1            Level 2           Level 3           Total
------------------------------------------------------------------------------------------------------------------------
International Equity Fund                         $       (23,420)   $              -   $           -   $       (23,420)
Emerging Markets Equity Fund                                    -                   -               -                 -
International Fixed Income Fund                                 -                   -               -                 -
Emerging Markets Debt Fund                                  5,022              (1,866)              -             3,156


Other Financial Instruments***                        Level 1            Level 2           Level 3           Total
------------------------------------------------------------------------------------------------------------------------
International Equity Fund                         $        (5,258)   $         20,839   $           -   $        15,581
Emerging Markets Equity Fund                                  (28)                  -               -               (28)
International Fixed Income Fund                           (22,907)              1,815               -           (21,092)
Emerging Markets Debt Fund                                  3,091              (2,514)              -               577

  * Includes collateral for securities on loan.
 ** Includes liabilities for reverse repurchase agreements.
*** Other financial instruments are derivative instruments not reflective in the Schedules of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.


The following is a reconcilliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                        International
                                                    International    Emerging Markets    Fixed Income   Emerging Markets
Investment in Securities                              Equity Fund         Equity Fund            Fund         Debt Fund
-----------------------------------------------   ----------------   -----------------  --------------  ----------------
Beginning balance as of October 1, 2008           $           751    $              -   $       1,420   $        41,489
Accrued discounts/premiums                                     33                   -               -               (82)
Realized gain/(loss)                                      (17,949)                  -               -            (1,363)
Change in unrealized appreciation/(depreciation)            3,137                   -             (24)          (11,421)
Net purchase/sales                                         14,028                   -            (113)           (2,843)
Net transfer in and/or out Level 3                              -                   -               -                 -
                                                  ----------------   -----------------  --------------  ----------------
Ending balance as of December 31, 2008            $              -   $               -  $        1,283  $         25,780
                                                  ================   =================  ==============  ================

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           SEI Institutional International Trust



By (Signature and Title)               /s/ Robert A. Nesher
                                       ----------------------------------
                                       Robert A. Nesher, Chief Executive Officer

Date: February 27, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)               /s/ Robert A. Nesher
                                       ----------------------------------
                                       Robert A. Nesher, Chief Executive Officer

Date: February 27, 2009


By (Signature and Title)               /s/ Stephen F. Panner
                                       ----------------------------------
                                       Stephen F. Panner, Controller & CFO

Date: February 27, 2009